File Nos.   333-82329
                                                                       811-05618
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No. 2                                (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
            Amendment  No.   83                                            (X)

                       (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -----------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------------
        (Name  of  Depositor)


     1750  Hennepin  Avenue,  Minneapolis,  MN                           55403
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)


Depositor's  Telephone  Number,  including  Area  Code    (612)  347-6596

     Name  and  Address  of  Agent  for  Service
     -------------------------------------------
          Suzanne J. Pepin
          Allianz  Life  Insurance  Company  of  North  America
          1750  Hennepin  Avenue
          Minneapolis,  MN    55403


     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT  06881
          (203)  226-7866

It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     __X__  on December 15, 2000 pursuant  to  paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts





                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                                 Location
--------                                                 --------

                                     PART A

Item 1.   Cover Page . . . . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions .  . . . . . . . . . . . . . . .   Index of Terms

Item 3.   Synopsis or Highlights.  . . . . . . . . . .   Summary

Item 4.   Condensed Financial Information. . . . . . .   Appendix

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . . Other Information-
                                                         The Separate Account,
                                                         Allianz Life,
                                                         Investment Options

Item 6.   Deductions. . . . . . . . .. . . . . . . . . . Expenses

Item 7.   General Description of Variable
          Annuity Contracts . . . . . . . . . . . . . . .The Variable
                                                         Annuity Contract

Item 8.   Annuity Period. . .. . . . . . . . . . . . . . Annuity Payments
                                                         (The Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . . Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . . .Purchase

Item 11.  Redemptions. . . . . . . . . . . . . . . . . . Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . . Taxes

Item 13.  Legal Proceedings. . . . . . . . . . . . . . . None

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . .    Table of Contents
                                                         of the Statement of
                                                         Additional Information






                         CROSS REFERENCE SHEET (cont'd)
                             (Required by Rule 495)


Item No.                                               Location
--------                                               --------

                                     PART B

Item 15.  Cover Page. . . . . . . . .. . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . .   Insurance Company

Item 18.  Services. . . . . . . . . . . . .. . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered. . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data. . . . . .   Calculation of
                                                       Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . .  . . . . . .   Financial Statements




                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.



                                     PART A


PART A WAS FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 ON MAY 1, 2000 AND IS INCORPORATED HEREIN BY REFERENCE.




                             AlliANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                     ALLIANZ LIFE VARIABLE ACCOUNT B

                                          USALLIANZ ALTERITY TM

                                    FLEXIBLE PREMIUM VARIABLE ANNUITY

                              PROSPECTUS SUPPLEMENT DATED DECEMBER 15, 2000

The following  information  is added to the  prospectus  for the variable  annuity  contracts  issued by
Allianz Life Insurance Company of North America.

1.   The following  two Variable  Options  which invest in Class II share  Portfolios of The  Prudential
     Series Fund, Inc. are now available under your Contract:

     PORTFOLIO                                                INVESTMENT ADVISER
     ---------------------------------------------------------------------------------------------------
     SP Jennison International Growth Portfolio               Prudential Investments Fund Management LLC
     SP Strategic Partners Focused Growth Portfolio           Prudential Investments Fund Management LLC


2.   The following is added to the Fund Annual Expenses table:
                                                                                                         TOTAL FUND
                                                                                       OTHER EXPENSES     EXPENSES
                                                                                       (AFTER WAIVERS/ (AFTER WAIVERS/
                                                                MANAGEMENT      12B-1  REIMBURSEMENTS  REIMBURSEMENTS
     PORTFOLIO                                                     FEES         FEES      AS NOTED)       AS NOTED)
---------------------------------------------------------------------------------------------------------------------
     SP Jennison International Growth Portfolio1                  .85%          .25%        .54%           1.64%
     SP Strategic Partners Focused Growth Portfolio1              .90%          .25%        .26%           1.41%

     1    Because this is the first year of operation for all "SP"  portfolios,  other expenses are estimated based on management's  projection of non-advisory  fee expenses.  Each "SP" portfolio has expense  reimbursements  in effect and the charges with  reimbursement  are  reflected in the table.  These expense  reimbursements  are voluntary and may be terminated at a ny time. Without  reimbursement,  total operating expenses are estimated to be 2.24% for the SP Jennison  International  Growth  Portfolio  and 1.72% for the SP  Strategic  Partners
          Focused Growth Portfolio.

3.   The following examples are added to the prospectus for the new Variable Options:

     You would pay the  following  expenses on a $1,000  investment,  assuming a 5% annual return on your money if you surrender your Contract at the end of each time period for Contracts with:

     (a)  The Traditional GMPB

     (b)  The Enhanced GMDB or Enhanced GMIB

     (c)  The Enhanced GMDB and Enhanced GMIB (Enhanced GMPB)


     VARIABLE OPTION                                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------------------
     SP Jennison International Growth Portfolio                   (a)  $102         $147         $195          $346
                                                                  (b)   105          156          209           373
                                                                  (c)   107          162          219           391
---------------------------------------------------------------------------------------------------------------------
     SP Strategic Partners Focused Growth Portfolio               (a)    99          140          183           324
                                                                  (b)   102          149          198           352
                                                                  (c)   104          155          208           370

     You would pay the following  expenses on a $1,000  investment,  assuming a 5% annual return on your money if your
     Contract is not surrendered or if you apply your Contract value to an Annuity Option for Contracts with:

     (a)  The Traditional GMPB

     (b)  The Enhanced GMDB or Enhanced GMIB

     (c)  The Enhanced GMDB and Enhanced GMIB (Enhanced GMPB)


     VARIABLE OPTION                                                  1 YEAR        3 YEARS      5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------
     SP Jennison International Growth Portfolio                   (a)  $32            $97          $165        $346
                                                                  (b)   35            106           179         373
                                                                  (c)   37            112           189         391
---------------------------------------------------------------------------------------------------------------------
     SP Strategic Partners Focused Growth Portfolio               (a)   29             90           153         324
                                                                  (b)   32             99           168         352
                                                                  (c)   34            105           178         370


     SEE THE ATTACHED FUND PROSPECTUSES FOR ADDITIONAL INFORMATION REGARDING THE NEW FUNDS.

4.  The following Accumulation Unit values for the period ended September 30, 2000 are added to the Prospectus:

(NUMBER OF UNITS IN THOUSANDS)                    PERIOD FROM INCEPTION (02/01/2000) TO SEPTEMBER 30, 2000

                                               TRADITIONAL GUARANTEED      ENHANCED GMDB         ENHANCED GMDB
                                                 MINIMUM PROTECTION             AND                    OR
VARIABLE OPTIONS:                                  BENEFIT (GMPB)          ENHANCED GMIB         ENHANCED GMIB
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Unit value at beginning of period                     $10.188                $10.188                $10.188
Unit value at end of period                           $11.537                $11.498                $11.514
Number of units outstanding at end of period               50                     11                     44
AIM V.I. GROWTH
Unit value at beginning of period                     $10.844                $10.832                $10.837
Unit value at end of period                           $11.217                $11.167                $11.187
Number of units outstanding at end of period              101                     24                     41
AIM V.I. INTERNATIONAL EQUITY
Unit value at beginning of period                     $10.095                $10.095                $10.095
Unit value at end of period                            $8.831                 $8.802                 $8.814
Number of units outstanding at end of period               37                      3                     25
AIM V.I. VALUE
Unit value at beginning of period                     $10.107                $10.107                $10.107
Unit value at end of period                            $9.492                 $9.461                 $9.473
Number of units outstanding at end of period               38                     19                     45
ALGER AMERICAN GROWTH
Unit value at beginning of period                     $10.748                $10.736                $10.741
Unit value at end of period                           $10.798                $10.750                $10.769
Number of units outstanding at end of period               37                     14                     26
ALGER AMERICAN LEVERAGED ALLCAP
Unit value at beginning of period                     $12.175                $12.161                $12.167
Unit value at end of period                           $11.587                $11.536                $11.556
Number of units outstanding at end of period               44                     26                     30
ALGER AMERICAN MIDCAP GROWTH
Unit value at beginning of period                     $10.223                $10.223                $10.223
Unit value at end of period                           $12.043                $12.003                $12.019
Number of units outstanding at end of period               44                     20                     27
ALGER AMERICAN SMALL CAPITALIZATION
Unit value at beginning of period                     $10.193                $10.193                $10.193
Unit value at end of period                            $9.150                 $9.120                 $9.132
Number of units outstanding at end of period                8                      4                     18
DAVIS VA FINANCIAL
Unit value at beginning of period                      $9.988                 $9.988                 $9.988
Unit value at end of period                           $12.817                $12.775                $12.792
Number of units outstanding at end of period               17                      -                      0
DAVIS VA REAL ESTATE
Unit value at beginning of period                     $10.023                $10.023                $10.023
Unit value at end of period                           $11.954                $11.914                $11.930
Number of units outstanding at end of period               10                      1                     44
DAVIS VA VALUE
Unit value at beginning of period                     $10.029                $10.029                $10.029
Unit value at end of period                           $10.837                $10.801                $10.815
Number of units outstanding at end of period               14                      5                     45
FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period                     $25.058                $23.753                $24.267
Unit value at end of period                           $28.741                $27.155                $27.779
Number of units outstanding at end of period                4                      -                      4
FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period                     $17.952                $17.267                $17.538
Unit value at end of period                           $19.645                $18.833                $19.153
Number of units outstanding at end of period                0                      -                      0
FRANKLIN SMALL CAP
Unit value at beginning of period                     $28.278                $27.705                $27.933
Unit value at end of period                           $30.038                $29.332                $29.612
Number of units outstanding at end of period               21                      5                     12
FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period                     $18.488                $17.518                $17.900
Unit value at end of period                           $19.648                $18.556                $18.985
Number of units outstanding at end of period                3                      1                     20
J.P. MORGAN INTERNATIONAL OPPORTUNITIES
Unit value at beginning of period                     $10.015                $10.015                $10.015
Unit value at end of period                            $9.408                 $9.377                 $9.389
Number of units outstanding at end of period               20                      1                      1
J.P. MORGAN U.S. DISCIPLINED EQUITY
Unit value at beginning of period                     $10.103                $10.103                $10.103
Unit value at end of period                           $10.110                $10.076                $10.090
Number of units outstanding at end of period                3                      6                      4
MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period                     $13.775                $13.566                $13.649
Unit value at end of period                           $14.685                $14.414                $14.522
Number of units outstanding at end of period                9                      4                      2
MUTUAL SHARES SECURITIES
Unit value at beginning of period                     $12.871                $12.675                $12.753
Unit value at end of period                           $14.082                $13.823                $13.926
Number of units outstanding at end of period               20                      9                      5
OPPENHEIMER GLOBAL SECURITIES
Unit value at beginning of period                     $10.200                $10.200                $10.200
Unit value at end of period                            $9.323                 $9.292                 $9.305
Number of units outstanding at end of period               38                     20                     36
OPPENHEIMER HIGH INCOME
Unit value at beginning of period                     $10.000                 $9.999                $10.000
Unit value at end of period                            $8.981                 $8.951                 $8.963
Number of units outstanding at end of period               34                      0                      -
OPPENHEIMER MAIN STREET GROWTH & INCOME
Unit value at beginning of period                     $10.114                $10.114                $10.114
Unit value at end of period                            $9.924                 $9.892                 $9.905
Number of units outstanding at end of period               88                     10                     17
PIMCO VIT HIGH YIELD BOND
Unit value at beginning of period                     $10.000                 $9.999                $10.000
Unit value at end of period                            $9.695                 $9.663                 $9.676
Number of units outstanding at end of period               10                      4                     27
PIMCO VIT STOCKSPLUS GROWTH AND INCOME
Unit value at beginning of period                     $10.125                $10.124                $10.125
Unit value at end of period                           $10.081                $10.047                $10.061
Number of units outstanding at end of period                7                      -                      8
PIMCO VIT TOTAL RETURN BOND
Unit value at beginning of period                      $9.935                 $9.935                 $9.935
Unit value at end of period                           $10.313                $10.279                $10.293
Number of units outstanding at end of period               16                      2                      9
SELIGMAN GLOBAL TECHNOLOGY
Unit value at beginning of period                     $10.230                $10.230                $10.230
Unit value at end of period                            $9.661                 $9.629                 $9.641
Number of units outstanding at end of period              112                     34                     35
SELIGMAN SMALL-CAP VALUE
Unit value at beginning of period                     $10.141                $10.141                $10.141
Unit value at end of period                           $12.359                $12.318                $12.334
Number of units outstanding at end of period               14                      1                      6
TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period                     $11.755                $11.424                $11.555
Unit value at end of period                            $9.199                 $8.910                 $9.024
Number of units outstanding at end of period                5                      1                      7
TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                     $18.061                $17.552                $17.754
Unit value at end of period                           $18.480                $17.900                $18.130
Number of units outstanding at end of period                7                      7                      8
TEMPLETON PACIFIC GROWTH SECURITIES
Unit value at beginning of period                     $10.185                 $9.793                 $9.948
Unit value at end of period                            $8.633                 $8.272                 $8.415
Number of units outstanding at end of period                2                      1                      1
USALLIANZ VIP DIVERSIFIED ASSETS
Unit value at beginning of period                     $10.118                $10.106                $10.111
Unit value at end of period                           $10.446                $10.399                $10.418
Number of units outstanding at end of period               17                      -                      0
USALLIANZ VIP FIXED INCOME
Unit value at beginning of period                      $9.729                 $9.718                 $9.722
Unit value at end of period                           $10.334                $10.288                $10.306
Number of units outstanding at end of period                -                      0                      -
USALLIANZ VIP GLOBAL OPPORTUNITIES
Unit value at beginning of period                     $10.000                 $9.999                $10.000
Unit value at end of period                            $9.135                 $9.105                 $9.117
Number of units outstanding at end of period                4                      0                      2
USALLIANZ VIP GROWTH
Unit value at beginning of period                     $10.660                $10.648                $10.653
Unit value at end of period                           $10.612                $10.565                $10.584
Number of units outstanding at end of period                6                      0                      1
USALLIANZ VIP MONEY MARKET FUND
Unit value at beginning of period                     $10.001                $10.001                $10.001
Unit value at end of period                           $10.260                $10.226                $10.239
Number of units outstanding at end of period               45                      9                     19
VAN KAMPEN LIT ENTERPRISE
Unit value at beginning of period                     $10.181                $10.181                $10.181
Unit value at end of period                           $10.544                $10.510                $10.524
Number of units outstanding at end of period                4                      3                      4
VANKAMPEN LIT GROWTH & INCOME
Unit value at beginning of period                     $10.080                $10.080                $10.080
Unit value at end of period                           $11.741                $11.702                $11.718
Number of units outstanding at end of period                6                      3                      -

Class II shares of the SP Jennison  International  Growth  Portfolio and SP Strategic  Partners  Focused  Growth
Portfolio commenced  operations as of the date of this supplement,  December 15, 2000, therefore no Accumulation
Units are shown for these Sub-Accounts.

5.   The prospectus and statement of additional information are dated December 15, 2000.


                                     PART B


PART B WAS FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 ON MAY 1, 2000 AND IS INCORPORATED HEREIN BY REFERENCE.



                                          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                                  ALLIANZ LIFE VARIABLE ACCOUNT B
                                                       USALLIANZ ALTERITYTM
                                                 FLEXIBLE PREMIUM VARIABLE ANNUITY

                                         SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                                      DATED DECEMBER 15, 2000


1.   The tables in the SAI are replaced with the following tables which provide performance data as of September 30, 2000.

     Charts A, B, and C below reflect  Accumulation  Unit performance  since separate account  inception.  Charts D, E, and F show
     Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Portfolios from the fund inception  dates listed on the table.  Charts A and D are for Contracts  with the  Traditional  GMPB,  Charts B and E are for
     Contracts  with the  Enhanced  GMDB or the Enhanced  GMIB and Charts C and F are for  Contracts  with the  Enhanced  GMDB and
     Enhanced GMIB. The performance  figures in Column I represent  performance  figures for the Accumulation Units which reflects the mortality and expense risk charge,  administrative charge, the contract maintenance charge, the operating expenses of the
     Portfolios and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). Column II represents performance figures for the Accumulation Units which reflects the deduction of the mortality and expense risk charge,  administrative  charge,  and the operating  expenses of the Portfolios.  Past  performance does not guarantee future results.

     CHART A - CONTRACTS WITH TRADITIONAL GMPB
     -----------------------------------------

Total Return for the periods ended September 30, 2000:                  ACTUAL

                                               COLUMN I                                 COLUMN II
------------------------------------------------------------------------------------------------------------------------
                      SEPARATE ACCOUNT
                          INCEPTION   ONE    THREE    FIVE     TEN    SINCE      ONE   THREE    FIVE     TEN    SINCE
VARIABLE OPTION             DATE      YEAR    YEAR    YEAR    YEAR  INCEPTION    YEAR   YEAR    YEAR     YEAR  INCEPTION
                        IN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
  Appreciation*          2/1/2000       NA      NA      NA      NA      6.83%      NA     NA      NA      NA    13.23%
AIM V.I. Growth*       11/11/1999       NA      NA      NA      NA      5.77%      NA     NA      NA      NA    12.17%
AIM V.I. International
  Equity*                2/1/2000       NA      NA      NA      NA    -18.92%      NA     NA      NA      NA   -12.52%
AIM V.I. Value*          2/1/2000       NA      NA      NA      NA    -12.48%      NA     NA      NA      NA    -6.08%
Alger American Growth* 11/11/1999       NA      NA      NA      NA      1.58%      NA     NA      NA      NA     7.98%
Alger American
  Leveraged AllCap*    11/11/1999       NA      NA      NA      NA      9.47%      NA     NA      NA      NA    15.87%
Alger American MidCap
  Growth*                2/1/2000       NA      NA      NA      NA     11.40%      NA     NA      NA      NA    17.80%
Alger American Small
  Capitalization*        2/1/2000       NA      NA      NA      NA    -16.63%      NA     NA      NA      NA   -10.23%
Davis VA Financial*      2/1/2000       NA      NA      NA      NA     21.92%      NA     NA      NA      NA    28.32%
Davis VA Real Estate*    2/1/2000       NA      NA      NA      NA     12.86%      NA     NA      NA      NA    19.26%
Davis VA Value*          2/1/2000       NA      NA      NA      NA      1.65%      NA     NA      NA      NA     8.05%
Franklin Growth and
  Income Securities     1/24/1989    4.24%   5.47%  11.93%  12.07%      9.38%  10.64%  6.61%  12.20%  12.13%     9.45%
Franklin Rising Dividends
  Securities            1/27/1992   -3.91%  -1.39%  10.46%      NA      8.01%   2.49% -0.10%  10.73%      NA     8.09%
Franklin Small Cap      11/1/1995   63.51%  21.78%      NA      NA     24.86%  69.91% 22.67%      NA      NA    25.06%
Franklin U.S. Government3/14/1989   -1.32%   2.58%   4.23%   6.15%      5.94%   5.08%  3.77%   4.57%   6.22%     6.02%
J.P. Morgan International
  Opportunities*         2/1/2000       NA      NA      NA      NA    -12.46%      NA     NA      NA      NA    -6.06%
J.P. Morgan U.S.
  Disciplined Equity*    2/1/2000       NA      NA      NA      NA     -6.33%      NA     NA      NA      NA     0.07%
Mutual Discovery
  Securities            11/8/1996   15.84%   5.21%      NA      NA      9.81%  22.24%  6.36%      NA      NA    10.36%
Mutual Shares
  Securities            11/8/1996    8.27%   4.41%      NA      NA      8.61%  14.67%  5.58%      NA      NA     9.18%
Oppenheimer Global
  Securities/VA*         2/1/2000       NA      NA      NA      NA    -15.00%      NA     NA      NA      NA    -8.60%
Oppenheimer High
  Income/VA*             2/1/2000       NA      NA      NA      NA    -16.59%      NA     NA      NA      NA   -10.19%
Oppenheimer Main Street
  Growth & Income/VA*    2/1/2000       NA      NA      NA      NA     -8.28%      NA     NA      NA      NA    -1.88%
PIMCO VIT High Yield
  Bond*                  2/1/2000       NA      NA      NA      NA     -9.45%      NA     NA      NA      NA    -3.05%
PIMCO VIT StocksPLUS
  Growth & Income*       2/1/2000       NA      NA      NA      NA     -6.83%      NA     NA      NA      NA    -0.43%
PIMCO VIT Total Return
  Bond*                  2/1/2000       NA      NA      NA      NA     -2.60%      NA     NA      NA      NA     3.80%
Seligman Global
  Technology*            2/1/2000       NA      NA      NA      NA    -11.97%      NA     NA      NA      NA    -5.57%
Seligman Small-Cap Value*2/1/2000       NA      NA      NA      NA     15.47%      NA     NA      NA      NA    21.87%
Templeton Developing
  Markets Securities    3/15/1994  -11.06% -13.81%  -1.84%      NA     -1.37%  -4.66%-12.12%  -1.42%      NA    -1.27%
Templeton Growth
  Securities            3/15/1994   -0.62%   3.01%   9.92%      NA      9.75%   5.78%  4.21%  10.20%      NA     9.83%
Templeton Pacific Growth
  Securities            1/27/1992  -19.47% -15.05%  -9.18%      NA     -1.76% -13.07%-13.35%  -8.64%      NA    -1.68%
USAllianz VIP Diversified
  Assets*              11/11/1999       NA      NA      NA      NA     -1.94%      NA     NA      NA      NA     4.46%
USAllianz VIP Fixed
  Income*              11/11/1999       NA      NA      NA      NA     -3.06%      NA     NA      NA      NA     3.34%
USAllianz VIP Global
  Opportunities*         2/1/2000       NA      NA      NA      NA    -15.05%      NA     NA      NA      NA    -8.65%
USAllianz VIP Growth*+ 11/11/1999       NA      NA      NA      NA     -0.28%      NA     NA      NA      NA     6.12%
USAllianz VIP Money
  Market*                2/1/2000    3.58%           * * * * * * Seven Day Effective Yield * * * * * *
Van Kampen LIT
  Enterprise*            2/1/2000       NA      NA      NA      NA     -2.83%      NA     NA      NA      NA     3.57%
Van Kampen LIT Growth
  & Income*              2/1/2000       NA      NA      NA      NA     10.08%      NA     NA      NA      NA    16.48%

+ Calculated with waiver of fees

* For funds which have existed less than one year, standard cumulative total returns since inception are shown.

Class II shares of the SP Jennison  International  Growth Portfolio and SP Strategic  Partners Focused Growth Portfolio
commenced operations as of the date of this supplement,  December 15, 2000, therefore no performance is shown for these
Variable Options.

     CHART B - CONTRACTS WITH ENHANCED GMDB OR ENHANCED GMIB
     -------------------------------------------------------

Total Return for the periods ended September 30, 2000:                 ACTUAL

                                               COLUMN I                                 COLUMN II
---------------------------------------------------------------------------------------------------------------------
                      SEPARATE ACCOUNT
                          INCEPTION    ONE    THREE   FIVE    TEN    SINCE      ONE   THREE   FIVE    TEN     SINCE
VARIABLE OPTION             DATE       YEAR    YEAR   YEAR    YEAR INCEPTION    YEAR   YEAR   YEAR    YEAR  INCEPTION
                        IN PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
  Appreciation*          2/1/2000      NA       NA      NA     NA    6.61%        NA     NA      NA      NA   13.01%
AIM V.I. Growth*       11/11/1999      NA       NA      NA     NA    5.47%        NA     NA      NA      NA   11.87%
AIM V.I. International
  Equity*                2/1/2000      NA       NA      NA     NA  -19.09%        NA     NA      NA      NA  -12.69%
AIM V.I. Value*          2/1/2000      NA       NA      NA     NA  -12.67%        NA     NA      NA      NA   -6.27%
Alger American Growth* 11/11/1999      NA       NA      NA     NA    1.29%        NA     NA      NA      NA    7.69%
Alger American Leveraged
  AllCap*              11/11/1999      NA       NA      NA     NA    9.16%        NA     NA      NA      NA   15.56%
Alger American MidCap
  Growth*                2/1/2000      NA       NA      NA     NA   11.17%        NA     NA      NA      NA   17.57%
Alger American Small
  Capitalization*        2/1/2000      NA       NA      NA     NA  -16.81%        NA     NA      NA      NA  -10.41%
Davis VA Financial*      2/1/2000      NA       NA      NA     NA   21.66%        NA     NA      NA      NA   28.06%
Davis VA Real Estate*    2/1/2000      NA       NA      NA     NA   12.63%        NA     NA      NA      NA   19.03%
Davis VA Value*          2/1/2000      NA       NA      NA     NA    1.44%        NA     NA      NA      NA    7.84%
Franklin Growth and
  Income Securities     1/24/1989   4.02%    5.16%  11.60% 11.74%    9.06%    10.42%  6.30%  11.87%  11.80%    9.13%
Franklin Rising Dividends
  Securities            1/27/1992  -4.11%   -1.68%  10.14%     NA    7.69%     2.29% -0.38%  10.41%      NA    7.77%
Franklin Small Cap      11/1/1995  63.18%   21.42%      NA     NA   24.49%    69.58% 22.33%      NA      NA   24.70%
Franklin U.S. Government3/14/1989  -1.53%    2.27%   3.92%  5.83%    5.63%     4.87%  3.47%   4.26%   5.91%    5.70%
J.P. Morgan International
  Opportunities*         2/1/2000      NA       NA      NA     NA  -12.65%        NA     NA      NA      NA   -6.25%
J.P. Morgan U.S.
  Disciplined Equity*    2/1/2000      NA       NA      NA     NA   -6.53%        NA     NA      NA      NA   -0.13%
Mutual Discovery
  Securities            11/8/1996  15.60%    4.91%      NA     NA    9.49%    22.00%  6.06%      NA      NA   10.05%
Mutual Shares
  Securities            11/8/1996   8.05%    4.11%      NA     NA    8.30%    14.45%  5.28%      NA      NA    8.87%
Oppenheimer Global
  Securities/VA*         2/1/2000      NA       NA      NA     NA  -15.18%        NA     NA      NA      NA   -8.78%
Oppenheimer High
  Income/VA*             2/1/2000      NA       NA      NA     NA  -16.77%        NA     NA      NA      NA  -10.37%
Oppenheimer Main Street
  Growth & Income/VA*    2/1/2000      NA       NA      NA     NA   -8.47%        NA     NA      NA      NA   -2.07%
PIMCO VIT High Yield
  Bond*                  2/1/2000      NA       NA      NA     NA   -9.64%        NA     NA      NA      NA   -3.24%
PIMCO VIT StocksPLUS
  Growth & Income*       2/1/2000      NA       NA      NA     NA   -7.03%        NA     NA      NA      NA   -0.63%
PIMCO VIT Total Return
  Bond*                  2/1/2000      NA       NA      NA     NA   -2.80%        NA     NA      NA      NA    3.60%
Seligman Global
  Technology*            2/1/2000      NA       NA      NA     NA  -12.16%        NA     NA      NA      NA   -5.76%
Seligman Small-Cap Value*2/1/2000      NA       NA      NA     NA   15.23%        NA     NA      NA      NA   21.63%
Templeton Developing
  Markets Securities    3/15/1994 -11.25% -14.06%   -2.13%     NA   -1.66%    -4.85%-12.37%  -1.71%      NA   -1.56%
Templeton Growth
  Securities            3/15/1994  -0.83%   2.71%    9.60%     NA    9.43%     5.57%  3.91%   9.88%      NA    9.51%
Templeton Pacific Growth
  Securities            1/27/1992 -19.64% -15.35%   -9.48%     NA   -2.07%   -13.24%-13.60%  -8.90%      NA   -1.97%
USAllianz VIP Diversified
  Assets*              11/11/1999      NA      NA       NA     NA   -2.22%        NA     NA      NA      NA    4.18%
USAllianz VIP Fixed
  Income*              11/11/1999      NA      NA       NA     NA   -3.34%        NA     NA      NA      NA    3.06%
USAllianz VIP Global
  Opportunities*         2/1/2000      NA      NA       NA     NA  -15.23%        NA     NA      NA      NA   -8.83%
USAllianz VIP Growth*+ 11/11/1999      NA      NA       NA     NA   -0.56%        NA     NA      NA      NA    5.84%
USAllianz VIP Money
  Market*                2/1/2000   3.27%                * * * * * * Seven Day Effective Yield * * * * * *
Van Kampen LIT
  Enterprise*            2/1/2000      NA       NA      NA     NA   -3.04%        NA     NA      NA      NA    3.36%
Van Kampen LIT Growth
  & Income*              2/1/2000      NA       NA      NA     NA    9.85%        NA     NA      NA      NA   16.25%

+ Calculated with waiver of fees

* For funds which have existed less than one year, standard cumulative total returns since inception are shown.

Class II shares of the SP Jennison  International  Growth Portfolio and SP Strategic  Partners Focused Growth Portfolio
commenced operations as of the date of this supplement,  December 15, 2000, therefore no performance is shown for these
Variable Options.


     CHART C - CONTRACTS WITH ENHANCED GMDB AND ENHANCED GMIB
     --------------------------------------------------------

Total Return for the periods ended September 30, 2000:                 ACTUAL

                                               COLUMN I                                 COLUMN II
---------------------------------------------------------------------------------------------------------------------
                      SEPARATE ACCOUNT
                          INCEPTION   ONE    THREE   FIVE     TEN    SINCE     ONE   THREE    FIVE    TEN     SINCE
VARIABLE OPTION             DATE      YEAR    YEAR   YEAR    YEAR  INCEPTION   YEAR   YEAR    YEAR    YEAR  INCEPTION
                        IN PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
  Appreciation*          2/1/2000       NA      NA      NA      NA   6.46%       NA     NA      NA       NA   12.86%
AIM V.I. Growth*       11/11/1999       NA      NA      NA      NA   5.27%       NA     NA      NA       NA   11.67%
AIM V.I. International
  Equity*                2/1/2000       NA      NA      NA      NA -19.21%       NA     NA      NA       NA  -12.81%
AIM V.I. Value*          2/1/2000       NA      NA      NA      NA -12.79%       NA     NA      NA       NA   -6.39%
Alger American Growth* 11/11/1999       NA      NA      NA      NA   1.10%       NA     NA      NA       NA    7.50%
Alger American Leveraged
  AllCap*              11/11/1999       NA      NA      NA      NA   8.96%       NA     NA      NA       NA   15.36%
Alger American MidCap
  Growth*                2/1/2000       NA      NA      NA      NA  11.02%       NA     NA      NA       NA   17.42%
Alger American Small
  Capitalization*        2/1/2000       NA      NA      NA      NA -16.93%       NA     NA      NA       NA  -10.53%
Davis VA Financial*      2/1/2000       NA      NA      NA      NA  21.50%       NA     NA      NA       NA   27.90%
Davis VA Real Estate*    2/1/2000       NA      NA      NA      NA  12.47%       NA     NA      NA       NA   18.87%
Davis VA Value*          2/1/2000       NA      NA      NA      NA   1.30%       NA     NA      NA       NA    7.70%
Franklin Growth and
  Income Securities     1/24/1989    3.88%   4.96%  11.39%  11.52%   8.85%   10.28%  6.10%  11.66%   11.58%    8.92%
Franklin Rising Dividends
  Securities            1/27/1992   -4.25%  -1.87%   9.92%      NA   7.48%    2.15% -0.57%  10.20%       NA    7.56%
Franklin Small Cap      11/1/1995   62.95%  21.19%      NA      NA  24.25%   69.35% 22.10%      NA       NA   24.46%
Franklin U.S. Government3/14/1989   -1.67%   2.06%   3.71%   5.62%   5.42%    4.73%  3.27%   4.06%    5.70%    5.50%
J.P. Morgan International
  Opportunities*         2/1/2000       NA      NA      NA      NA -12.77%       NA     NA      NA       NA   -6.37%
J.P. Morgan U.S. Disciplined
  Equity*                2/1/2000       NA      NA      NA      NA  -6.66%       NA     NA      NA       NA   -0.26%
Mutual Discovery
  Securities            11/8/1996   15.44%   4.70%      NA      NA   9.27%   21.84%  5.86%      NA       NA    9.84%
Mutual Shares
  Securities            11/8/1996    7.90%   3.91%      NA      NA   8.09%   14.30%  5.08%      NA       NA    8.67%
Oppenheimer Global
  Securities/VA*         2/1/2000       NA      NA      NA      NA -15.30%       NA     NA      NA       NA   -8.90%
Oppenheimer High
  Income/VA*             2/1/2000       NA      NA      NA      NA -16.88%       NA     NA      NA       NA  -10.48%
Oppenheimer Main Street
  Growth & Income/VA*    2/1/2000       NA      NA      NA      NA  -8.60%       NA     NA      NA       NA   -2.20%
PIMCO VIT High Yield
  Bond*                  2/1/2000       NA      NA      NA      NA  -9.76%       NA     NA      NA       NA   -3.36%
PIMCO VIT StocksPLUS
  Growth & Income*       2/1/2000       NA      NA      NA      NA  -7.16%       NA     NA      NA       NA   -0.76%
PIMCO VIT Total Return
  Bond*                  2/1/2000       NA      NA      NA      NA  -2.94%       NA     NA      NA       NA    3.46%
Seligman Global
  Technology*            2/1/2000       NA      NA      NA      NA -12.28%       NA     NA      NA       NA   -5.88%
Seligman Small-Cap Value*2/1/2000       NA      NA      NA      NA  15.07%       NA     NA      NA       NA   21.47%
Templeton Developing
  Markets Securities    3/15/1994  -11.37% -14.24%  -2.33%      NA  -1.85%   -4.97%-12.53%  -1.90%       NA   -1.75%
Templeton Growth
  Securities            3/15/1994   -0.97%   2.51%   9.38%      NA   9.21%    5.43%  3.71%   9.67%       NA    9.29%
Templeton Pacific Growth
  Securities            1/27/1992  -19.76% -15.52%  -9.66%      NA  -2.26%  -13.36%-13.77%  -9.08%       NA   -2.16%
USAllianz VIP Diversified
  Assets*              11/11/1999       NA      NA      NA      NA  -2.41%       NA     NA      NA       NA    3.99%
USAllianz VIP Fixed
  Income*              11/11/1999       NA      NA      NA      NA  -3.52%       NA     NA      NA       NA    2.88%
USAllianz VIP Global
  Opportunities*         2/1/2000       NA      NA      NA      NA -15.35%       NA     NA      NA       NA   -8.95%
USAllianz VIP Growth*+ 11/11/1999       NA      NA      NA      NA  -0.75%       NA     NA      NA       NA    5.65%
USAllianz VIP Money
  Market*                2/1/2000    3.07%           * * * * * * Seven Day Effective Yield * * * * * *
Van Kampen LIT
  Enterprise*            2/1/2000       NA      NA      NA      NA  -3.18%       NA     NA      NA       NA    3.22%
Van Kampen LIT Growth
  & Income*              2/1/2000       NA      NA      NA      NA   9.70%       NA     NA      NA       NA   16.10%

+ Calculated with waiver of fees

* For funds which have existed less than one year, standard cumulative total returns since inception are shown.

Class II shares of the SP Jennison  International  Growth Portfolio and SP Strategic  Partners Focused Growth Portfolio
commenced operations as of the date of this supplement,  December 15, 2000, therefore no performance is shown for these
Variable Options.


     CHART D - CONTRACTS WITH TRADITIONAL GMPB
     -----------------------------------------

Total Return for the periods ended September 30, 2000:                 HYPOTHETICAL

                                               COLUMN I                                 COLUMN II
--------------------------------------------------------------------------------------------------------------------
                          PORTFOLIO
                          INCEPTION  ONE    THREE    FIVE   TEN     SINCE     ONE   THREE    FIVE     TEN    SINCE
VARIABLE OPTION             DATE     YEAR    YEAR    YEAR   YEAR  INCEPTION   YEAR   YEAR    YEAR    YEAR  INCEPTION
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
  Appreciation           5/5/1993   46.84%  19.29%  18.56%     NA   20.29%    53.24% 20.21%  18.80%      NA   20.36%
AIM V.I. Growth          5/5/1993   17.17%  19.67%  20.40%     NA   18.99%    23.57% 20.57%  20.62%      NA   19.06%
AIM V.I. International
  Equity                 5/5/1993    9.63%   8.54%  12.56%     NA   12.19%    16.03%  9.62%  12.83%      NA   12.26%
AIM V.I. Value           5/5/1993    2.13%  13.93%  15.76%     NA   17.68%     8.53% 14.91%  16.00%      NA   17.74%
Alger American Growth    1/9/1989   13.44%  21.49%  19.92% 22.07%   19.72%    19.84% 22.36%  20.14%  22.12%   19.77%
Alger American Leveraged
  AllCap                1/25/1995   26.68%  34.02%  26.93%     NA   36.29%    33.08% 34.75%  27.12%      NA   36.40%
Alger American MidCap
  Growth                 5/3/1993   44.20%  22.05%  18.63%     NA   23.42%    50.60% 22.93%  18.87%      NA   23.48%
Alger American Small
  Capitalization        9/21/1988   10.92%   9.52%   8.10% 16.32%   16.79%    17.32% 10.58%   8.41%  16.37%   16.83%
Davis VA Financial       7/1/1999   22.63%      NA      NA     NA    9.55%    29.03%     NA      NA      NA   11.47%
Davis VA Real Estate     7/1/1999    7.65%      NA      NA     NA   -3.05%    16.06%     NA      NA      NA    2.98%
Davis VA Value           7/1/1999   13.04%      NA      NA     NA    4.02%    19.44%     NA      NA      NA    7.14%
Franklin Growth and
  Income Securities     1/24/1989    4.24%   5.37%  11.87% 12.04%    9.35%    10.64%  6.51%  12.14%  12.10%    9.43%
Franklin Rising Dividends
  Securities            1/27/1992   -3.91%  -1.51%  10.38%     NA    7.96%     2.49% -0.22%  10.66%      NA    8.04%
Franklin Small Cap      11/1/1995   63.51%  21.66%      NA     NA   24.71%    69.91% 22.56%      NA      NA   25.00%
Franklin U.S. Government3/14/1989   -1.32%   2.49%   4.18%  6.12%    5.92%     5.08%  3.68%   4.52%   6.19%    6.00%
J.P. Morgan International
  Opportunities          1/3/1995   -3.15%   3.24%   7.85%     NA    7.96%     3.25%  4.43%   8.16%      NA    8.23%
J.P. Morgan U.S.
  Disciplined Equity     1/3/1995   -3.34%   8.00%  15.21%     NA   17.87%     3.06%  9.08%  15.45%      NA   18.05%
Mutual Discovery
  Securities            11/8/1996   15.84%   5.13%      NA     NA    9.53%    22.24%  6.29%      NA      NA   10.30%
Mutual Shares
  Securities            11/8/1996    8.27%   4.47%      NA     NA    8.44%    14.67%  5.64%      NA      NA    9.23%
Oppenheimer Global
  Securities/VA        11/12/1990   40.64%  21.73%  20.36%     NA   14.72%    47.04% 22.61%  20.58%      NA   14.80%
Oppenheimer High
  Income/VA             4/30/1986   -5.58%  -0.44%   5.47% 10.60%    9.46%     0.82%  0.83%   5.79%  10.65%    9.51%
Oppenheimer Main Street
  Growth & Income/VA     7/5/1995    5.14%   7.19%  19.29%     NA   20.23%    11.54%  8.30%  19.50%      NA   20.30%
PIMCO VIT High Yield
  Bond                  4/30/1998  -10.09%      NA      NA     NA   -3.35%    -3.69%     NA      NA      NA   -1.18%
PIMCO VIT StocksPLUS
  Growth & Income      12/31/1997    2.86%      NA      NA     NA   13.17%     9.26%     NA      NA      NA   14.65%
PIMCO VIT Total Return
  Bond                 12/31/1997   -5.20%      NA      NA     NA    0.40%     1.20%     NA      NA      NA    2.21%
Seligman Global
  Technology             5/1/1996   41.39%  35.37%      NA     NA   31.12%    47.79% 36.09%      NA      NA   31.42%
Seligman Small-Cap Value 5/1/1998    6.22%      NA      NA     NA    4.54%    12.62%     NA      NA      NA    6.50%
Templeton Developing
  Markets Securities    3/15/1994  -12.80% -14.46%  -2.27%     NA   -1.70%    -6.40%-12.75%  -1.84%      NA   -1.59%
Templeton Growth
  Securities            3/15/1994   -0.62%   2.97%   9.89%     NA    9.73%     5.78%  4.17%  10.18%      NA    9.81%
Templeton Pacific Growth
  Securities            1/27/1992  -19.47% -15.05%  -9.18%     NA   -1.76%   -13.07%-13.31%  -8.61%      NA   -1.67%
USAllianz VIP Diversified
  Assets*              11/12/1999       NA      NA      NA     NA    3.59%        NA     NA      NA      NA    3.59%
USAllianz VIP Fixed
  Income*              11/12/1999       NA      NA      NA     NA    2.43%        NA     NA      NA      NA    2.43%
USAllianz VIP Global
  Opportunities*         2/1/2000       NA      NA      NA     NA   -8.65%        NA     NA      NA      NA   -8.65%
USAllianz VIP Growth*+  11/9/1999       NA      NA      NA     NA    5.01%        NA     NA      NA      NA    5.01%
USAllianz VIP Money
  Market*                2/1/2000    3.58%                * * * * * * Seven Day Effective Yield * * * * * *
Van Kampen LIT
  Enterprise             4/7/1986    7.62%   9.58%  17.38% 16.23%   11.00%    14.02% 10.64%  17.61%  16.28%   11.07%
Van Kampen LIT Growth
  & Income             12/23/1996   11.08%  10.47%      NA     NA   14.59%    17.48% 11.51%      NA      NA   15.31%

+ Calculated with waiver of fees

* For funds which have existed less than one year, non-standard cumulative total returns since inception are shown.

Class II shares of the SP Jennison  International  Growth Portfolio and SP Strategic  Partners Focused Growth Portfolio
commenced operations as of the date of this supplement,  December 15, 2000, therefore no performance is shown for these
Variable Options.


     CHART E - CONTRACTS WITH ENHANCED GMDB OR ENHANCED GMIB
     -------------------------------------------------------

Total Return for the periods ended September 30, 2000:                 HYPOTHETICAL

                                               COLUMN I                                 COLUMN II
--------------------------------------------------------------------------------------------------------------------
                          PORTFOLIO
                          INCEPTION   ONE   THREE   FIVE    TEN     SINCE     ONE   THREE   FIVE     TEN     SINCE
VARIABLE OPTION             DATE      YEAR   YEAR   YEAR    YEAR  INCEPTION  YEAR    YEAR   YEAR     YEAR  INCEPTION
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
  Appreciation           5/5/1993   46.38%  18.92%  18.20%     NA   19.93%   52.78% 19.85%  18.44%      NA   20.00%
AIM V.I. Growth          5/5/1993   16.80%  19.30%  20.04%     NA   18.63%   23.20% 20.21%  20.26%      NA   18.70%
AIM V.I. International
  Equity                 5/5/1993    9.28%   8.21%  12.22%     NA   11.85%   15.68%  9.30%  12.49%      NA   11.93%
AIM V.I. Value           5/5/1993    1.80%  13.58%  15.41%     NA   17.33%    8.20% 14.57%  15.66%      NA   17.39%
Alger American Growth    1/9/1989   13.09%  21.12%  19.56% 21.71%   19.36%   19.49% 21.99%  19.78%  21.75%   19.41%
Alger American Leveraged
  AllCap                1/25/1995   26.28%  33.62%  26.55%     NA   35.88%   32.68% 34.35%  26.74%      NA   36.00%
Alger American MidCap
  Growth                 5/3/1993   43.75%  21.68%  18.27%     NA   23.05%   50.15% 22.56%  18.51%      NA   23.11%
Alger American Small
  Capitalization        9/21/1988   10.57%   9.18%   7.77% 15.97%   16.44%   16.97% 10.25%   8.09%  16.02%   16.48%
Davis VA Financial       7/1/1999   22.24%      NA      NA     NA    7.22%   28.64%     NA      NA      NA   11.14%
Davis VA Real Estate     7/1/1999    9.32%      NA      NA     NA   -1.32%   15.72%     NA      NA      NA    2.67%
Davis VA Value           7/1/1999   12.68%      NA      NA     NA    2.88%   19.08%     NA      NA      NA    6.82%
Franklin Growth and
  Income Securities     1/24/1989    3.91%   5.05%  11.53% 11.70%    9.03%   10.31%  6.19%  11.80%  11.76%    9.10%
Franklin Rising Dividends
  Securities            1/27/1992   -4.22%  -1.82%  10.05%     NA    7.64%    2.18% -0.52%  10.32%      NA    7.72%
Franklin Small Cap      11/1/1995   63.00%  21.29%      NA     NA   24.33%   69.40% 22.20%      NA      NA   24.62%
Franklin U.S. Government3/14/1989   -1.63%   2.17%   3.86%  5.80%    5.60%    4.77%  3.37%   4.21%   5.88%    5.68%
J.P. Morgan International
  Opportunities          1/3/1995   -3.46%   2.92%   7.52%     NA    7.63%    2.94%  4.11%   7.84%      NA    7.90%
J.P. Morgan U.S.
  Disciplined Equity     1/3/1995   -3.65%   7.66%  14.86%     NA   17.51%    2.75%  8.76%  15.10%      NA   17.70%
Mutual Discovery
  Securities            11/8/1996   15.48%   4.81%      NA     NA    9.19%   21.88%  5.97%      NA      NA    9.97%
Mutual Shares
  Securities            11/8/1996    7.93%   4.15%      NA     NA    8.10%   14.33%  5.32%      NA      NA    8.90%
Oppenheimer Global
  Securities/VA        11/12/1990   40.20%  21.36%  19.99%     NA   14.38%   46.60% 22.25%  20.22%      NA   14.45%
Oppenheimer High
  Income/VA             4/30/1986   -5.88%  -0.75%   5.15% 10.26%    9.13%    0.52%  0.53%   5.48%  10.32%    9.19%
Oppenheimer Main Street
  Growth & Income/VA     7/5/1995    4.81%   6.86%  18.93%     NA   19.87%   11.21%  7.97%  19.14%      NA   19.94%
PIMCO VIT High Yield
  Bond                  4/30/1998  -10.38%      NA      NA     NA   -3.66%   -3.98%     NA      NA      NA   -1.48%
PIMCO VIT StocksPLUS
  Growth & Income      12/31/1997    2.53%      NA      NA     NA   12.82%    8.93%     NA      NA      NA   14.31%
PIMCO VIT Total Return
  Bond                 12/31/1997   -5.50%      NA      NA     NA    0.08%    0.90%     NA      NA      NA    1.91%
Seligman Global
  Technology             5/1/1996   40.95%  34.96%      NA     NA   30.73%   47.35% 35.69%      NA      NA   31.03%
Seligman Small-Cap Value 5/1/1998    5.88%      NA      NA     NA    4.22%   12.28%     NA      NA      NA    6.18%
Templeton Developing
  Markets Securities    3/15/1994  -13.08% -14.73%  -2.57%     NA   -1.99%   -6.68%-13.01%  -2.14%      NA   -1.88%
Templeton Growth
  Securities            3/15/1994   -0.94%   2.66%   9.56%     NA    9.40%    5.46%  3.85%   9.85%      NA    9.48%
Templeton Pacific Growth
  Securities            1/27/1992  -19.73% -15.32%  -9.46%     NA   -2.06%  -13.33%-13.57%  -8.89%      NA   -1.96%
USAllianz VIP Diversified
  Assets*              11/12/1999       NA      NA      NA     NA    3.32%       NA     NA      NA      NA    3.32%
USAllianz VIP Fixed
  Income*              11/12/1999       NA      NA      NA     NA    2.16%       NA     NA      NA      NA    2.16%
USAllianz VIP Global
  Opportunities*         2/1/2000       NA      NA      NA     NA   -8.83%       NA     NA      NA      NA   -8.83%
USAllianz VIP Growth*+  11/9/1999       NA      NA      NA     NA    4.73%       NA     NA      NA      NA    4.73%
USAllianz VIP Money
  Market*                2/1/2000    3.27%           * * * * * * Seven Day Effective Yield * * * * * *
Van Kampen LIT
  Enterprise             4/7/1986    7.28%   9.25%  17.03% 15.88%   10.67%   13.68% 10.31%  17.26%  15.93%   10.74%
Van Kampen LIT Growth
  & Income             12/23/1996   10.72%  10.13%      NA     NA   14.24%   17.12% 11.18%      NA      NA   14.96%

+ Calculated with waiver of fees

* For funds which have existed less than one year, non-standard cumulative total returns since inception are shown.

Class II shares of the SP Jennison  International  Growth Portfolio and SP Strategic  Partners Focused Growth Portfolio
commenced operations as of the date of this supplement,  December 15, 2000, therefore no performance is shown for these
Variable Options.


   CHART F - CONTRACTS WITH ENHANCED GMDB AND ENHANCED GMIB
   --------------------------------------------------------

Total Return for the periods ended September 30, 2000:                 HYPOTHETICAL

                                               COLUMN I                                 COLUMN II
--------------------------------------------------------------------------------------------------------------------
                          PORTFOLIO

                          INCEPTION  ONE    THREE   FIVE     TEN     SINCE    ONE   THREE    FIVE    TEN     SINCE
VARIABLE OPTION             DATE     YEAR    YEAR   YEAR     YEAR  INCEPTION  YEAR   YEAR    YEAR    YEAR  INCEPTION
--------------------------------------------------------------------------------------------------------------------
AIM VI Capital
  Appreciation           5/5/1993   46.07%  18.68%  17.96%     NA   19.69%   52.47% 19.61%  18.20%      NA   19.76%
AIM VI Growth            5/5/1993   16.55%  19.06%  19.79%     NA   18.40%   22.95% 19.97%  20.02%      NA   18.47%
AIM VI International
  Equity                 5/5/1993    9.05%   7.99%  11.99%     NA   11.63%   15.45%  9.08%  12.26%      NA   11.70%
AIM VI Value             5/5/1993    1.59%  13.35%  15.17%     NA   17.09%    7.99% 14.34%  15.42%      NA   17.16%
Alger American Growth    1/9/1989   12.85%  20.87%  19.31% 21.46%   19.12%   19.25% 21.75%  19.54%  21.51%   19.17%
Alger American Leveraged
  AllCap                1/25/1995   26.02%  33.34%  26.29%     NA   35.61%   32.42% 34.08%  26.49%      NA   35.72%
Alger American MidCap
  Growth                 5/3/1993   43.45%  21.43%  18.03%     NA   22.80%   49.85% 22.32%  18.27%      NA   22.86%
Alger American Small
  Capitalization        9/21/1988   10.34%   8.96%   7.55% 15.74%   16.21%   16.74% 10.03%   7.87%  15.79%   16.25%
Davis VA Financial       7/1/1999   21.98%      NA      NA     NA    6.99%   28.38%     NA      NA      NA   10.91%
Davis VA Real Estate     7/1/1999    9.09%      NA      NA     NA   -1.52%   15.49%     NA      NA      NA    2.47%
Davis VA Value           7/1/1999   12.44%      NA      NA     NA    2.66%   18.84%     NA      NA      NA    6.61%
Franklin Growth and
  Income Securities     1/24/1989    3.69%   4.83%  11.31% 11.48%    8.81%   10.09%  5.98%  11.58%  11.54%    8.89%
Franklin Rising Dividends
  Securities            1/27/1992   -4.42%  -2.02%   9.82%     NA    7.43%    1.98% -0.72%  10.10%      NA    7.51%
Franklin Small Cap      11/1/1995   62.66%  21.04%      NA     NA   24.08%   69.06% 21.95%      NA      NA   24.37%
Franklin U.S.
  Government            3/14/1989   -1.84%   1.96%   3.65%  5.59%    5.39%    4.56%  3.17%   4.00%   5.66%    5.47%
J.P. Morgan International
  Opportunities          1/3/1995   -3.66%   2.71%   7.31%     NA    7.42%    2.74%  3.91%   7.62%      NA    7.69%
J.P. Morgan U.S.
  Disciplined Equity     1/3/1995   -3.85%   7.44%  14.63%     NA   17.28%    2.55%  8.54%  14.87%      NA   17.46%
Mutual Discovery
  Securities            11/8/1996   15.23%   4.59%      NA     NA    8.97%   21.63%  5.76%      NA      NA    9.75%
Mutual Shares
  Securities            11/8/1996    7.70%   3.93%      NA     NA    7.88%   14.10%  5.11%      NA      NA    8.69%
Oppenheimer Global
  Securities/VA        11/12/1990   39.91%  21.11%  19.75%     NA   14.15%   46.31% 22.00%  19.98%      NA   14.22%
Oppenheimer High
  Income/VA             4/30/1986   -6.08%  -0.95%   4.93% 10.04%    8.91%    0.32%  0.33%   5.26%  10.10%    8.97%
Oppenheimer Main Street
  Growth & Income/VA     7/5/1995    4.59%   6.64%  18.69%     NA   19.50%   10.99%  7.76%  18.91%      NA   19.70%
PIMCO VIT High Yield
  Bond                  4/30/1998  -10.57%      NA      NA     NA   -3.86%   -4.17%     NA      NA      NA   -1.67%
PIMCO VIT StocksPLUS
  Growth & Income      12/31/1997    2.31%      NA      NA     NA   12.59%    8.71%     NA      NA      NA   14.08%
PIMCO VIT Total Return
  Bond                 12/31/1997   -5.70%      NA      NA     NA   -0.13%    0.70%     NA      NA      NA    1.70%
Seligman Global
  Technology             5/1/1996   40.65%  34.68%      NA     NA   30.46%   47.05% 35.42%      NA      NA   30.77%
Seligman Small-Cap Value 5/1/1998    5.65%      NA      NA     NA    4.00%   12.05%     NA      NA      NA    5.97%
Templeton Developing
  Markets Securities    3/15/1994  -13.27% -14.91%  -2.77%     NA   -2.19%   -6.87%-13.18%  -2.33%      NA   -2.08%
Templeton Growth
  Securities            3/15/1994   -1.15%   2.44%   9.34%     NA    9.18%    5.25%  3.65%   9.63%      NA    9.26%
Templeton Pacific Growth
  Securities            1/27/1992  -19.90% -15.50%  -9.65%     NA   -2.25%  -13.50%-13.75%  -9.07%      NA   -2.15%
USAllianz VIP Diversified
  Assets*              11/12/1999       NA      NA      NA     NA    3.14%       NA     NA      NA      NA    3.14%
USAllianz VIP Fixed
  Income*              11/12/1999       NA      NA      NA     NA    1.98%       NA     NA      NA      NA    1.98%
USAllianz VIP Global
  Opportunities*         2/1/2000       NA      NA      NA     NA   -8.95%       NA     NA      NA      NA   -8.95%
USAllianz VIP Growth*+  11/9/1999       NA      NA      NA     NA    4.55%       NA     NA      NA      NA    4.55%
USAllianz VIP Money
  Market*                2/1/2000    3.07%          * * * * * * Seven Day Effective Yield * * * * * *
Van Kampen LIT
  Enterprise             4/7/1986   13.45%  10.09%  17.03% 15.70%   10.52%    7.28%  9.25%  17.03%  15.88%   10.67%
Van Kampen LIT Growth
  & Income             12/23/1996   10.72%  10.13%      NA     NA   14.24%   16.89% 10.96%      NA      NA   14.74%

+ Calculated with waiver of fees

* For funds which have existed less than one year, non-standard cumulative total returns since inception are shown.

Class II shares of the SP Jennison  International  Growth Portfolio and SP Strategic  Partners Focused Growth Portfolio
commenced operations as of the date of this supplement,  December 15, 2000, therefore no performance is shown for these
Variable Options.

     2.   The following financial statements are added to the Statement of Additional Information:







                                        ALLIANZ LIFE VARIABLE ACCOUNT B
                                                       of
                                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                               Financial Statements
                                               September 30, 2000
                                                     (Unaudited)


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)
                                                   AIM V.I.                               AIM V.I.
                                             CAPITAL APPRECIATION      AIM V.I.     INTERNATIONAL EQUITY      AIM V.I.
                                                     FUND             GROWTH FUND           FUND             VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value                 $4,081        -    56,344         -     1,627        -     2,617         -
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     4,081        -    56,344         -     1,627        -     2,617         -
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     1        -         5         -         1        -        (1)        -
  USAllianz Alterity Enhanced                        1        -         1         -         -        -         1         -
  USAllianz Alterity Optional                        1        -         2         -         1        -         2         -
  USAllianz Rewards Traditional                      4        -         2         -         -        -         3         -
  USAllianz Rewards Enhanced                        (2)       -        (2)        -         -        -         1         -
  Valuemark II & III                                 -        -         7         -         -        -         -         -
  Valuemark IV                                       -        -         6         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    5        -        21         -         2        -         6         -
Net assets                                      $4,076        -    56,323         -     1,625        -     2,611         -
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)         $578        -     1,137         -       326        -       358         -
  USAllianz Alterity Enhanced (note 7)             132        -       273         -        29        -       179         -
  USAllianz Alterity Optional (note 7)             503        -       460         -       218        -       430         -
  USAllianz Rewards Traditional (note 8)         2,287        -     1,112         -       830        -     1,213         -
  USAllianz Rewards Enhanced (note 8)              576        -       853         -       222        -       431         -
  Valuemark II and III (note 5)                      -        -    29,006         -         -        -         -         -
  Valuemark IV (note 5)                              -        -    23,311         -         -        -         -         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)        -         -       171         -        -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                   $4,076        -    56,323         -     1,625        -     2,611         -
---------------------------------------------------------------------------------------------------------------------------
 Investment Shares                                 100        -     1,708         -        67        -        84         -
 Investments at Cost                            $4,039        -    57,343         -     1,757        -     2,809         -

See accompanying  notes to unaudited  financial statements.


                         ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                                         ALGER              ALGER          ALGER AMERICAN
                                                     ALGER             AMERICAN           AMERICAN      SMALL CAPITALIZATION
                                             AMERICAN GROWTH FUNDLEVERAGED ALLCAP FUNDMIDCAP GROWTH FUND      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value                $40,836        -    26,156         -     2,609        -       506         -
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    40,836        -    26,156         -     2,609        -       506         -
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -        (1)        -         2        -         -         -
  USAllianz Alterity Enhanced                        1        -         1         -         1        -         -         -
  USAllianz Alterity Optional                        1        -        (1)        -        (2)       -        (2)        -
  USAllianz Rewards Traditional                      4        -         2         -         2        -         -         -
  USAllianz Rewards Enhanced                        (2)       -         1         -         2        -        (3)        -
  Valuemark II & III                                (3)       -         6         -         -        -         -         -
  Valuemark IV                                      (6)       -         6         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   (5)       -        14         -         5        -        (5)        -
---------------------------------------------------------------------------------------------------------------------------
Net assets                                     $40,841        -    26,142         -     2,604        -       511         -
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)         $397        -       508         -       531        -        70         -
  USAllianz Alterity Enhanced (note 7)             151        -       295         -       243        -        36         -
  USAllianz Alterity Optional (note 7)             282        -       343         -       330        -       167         -
  USAllianz Rewards Traditional (note 8)         2,014        -     1,187         -       771        -       131         -
  USAllianz Rewards Enhanced (note 8)              467        -       366         -       729        -       107         -
  Valuemark II and III (note 5)                 21,228        -    12,236         -         -        -         -         -
  Valuemark IV (note 5)                         16,164        -    11,169         -         -        -         -         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)     138         -        38         -        -         -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $40,841        -    26,142         -     2,604        -       511         -
---------------------------------------------------------------------------------------------------------------------------
 Investment Shares                                 737        -       526         -        77        -        17         -
 Investments at Cost                           $45,230        -    30,168         -     2,587        -       585         -

         See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   DAVIS VA            DAVIS VA           DAVIS VA            FRANKLIN
                                                   FINANCIAL          REAL ESTATE           VALUE         AGGRESSIVE GROWTH
                                                   PORTFOLIO           PORTFOLIO          PORTFOLIO        SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value                   $729        -     1,248         -     1,493        -     9,897         -
---------------------------------------------------------------------------------------------------------------------------
  Total assets                                     729        -     1,248         -     1,493        -     9,897         -
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -        (1)        -         1        -         -         -
  USAllianz Alterity Enhanced                       (3)       -         -         -         3        -         -         -
  USAllianz Alterity Optional                        -        -         2         -         2        -         -         -
  USAllianz Rewards Traditional                      -        -         1         -         1        -         -         -
  USAllianz Rewards Enhanced                         1        -         -         -         1        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -         6         -
  Valuemark IV                                       -        -         -         -         -        -         6         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
Valuemark Charter Enhanced                           -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   (2)       -         2         -         8        -        12         -
Net assets                                        $731        -     1,246         -     1,485        -     9,885         -
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)         $223        -       119         -       151        -         -         -
  USAllianz Alterity Enhanced (note 7)               4        -        14         -        58        -         -         -
  USAllianz Alterity Optional (note 7)               2        -       524         -       488        -         -         -
  USAllianz Rewards Traditional (note 8)           160        -       489         -       439        -         -         -
  USAllianz Rewards Enhanced (note 8)              342        -       100         -       349        -         -         -
  Valuemark II and III (note 5)                      -        -         -         -         -        -     6,588         -
  Valuemark IV (note 5)                              -        -         -         -         -        -     3,263         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)        -         -         -         -        -         -        34        -
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                     $731        -     1,246         -     1,485        -     9,885         -
---------------------------------------------------------------------------------------------------------------------------
 Investment Shares                                  63        -       123         -       135        -       831         -
 Investments at Cost                              $660        -     1,239         -     1,504        -     9,806         -

        See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   FRANKLIN            FRANKLIN           FRANKLIN            FRANKLIN
                                             GLOBAL COMMUNICATIONSGLOBAL HEALTH CARE  GROWTH AND INCOME      HIGH INCOME
                                                SECURITIES FUND     SECURITIES FUND         FUND                FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value               $669,578      686    37,998       385   734,877    1,351   195,042       447
---------------------------------------------------------------------------------------------------------------------------
Total assets                                   669,578      686    37,998       385   734,877    1,351   195,042       447
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        1         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                               173        -         7         -       308        -        41         -
  Valuemark IV                                       7        -         6         -        11        -         9         -
  Valuemark Charter Traditional                      -        4         -         2         -       10         -         4
  Valuemark Charter Enhanced                         -        4         -         1         -        6         -         1
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  180        8        13         3       319       17        50         5
Net assets                                    $669,398      678    37,985       382   734,558    1,334   194,992       442
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)      $     -        -         -         -         -      107         -         -
  USAllianz Alterity Enhanced (note 7)               -        -         -         -         -        -         -         -
  USAllianz Alterity Optional (note 7)               -        -         -         -         -      119         -         -
  USAllianz Rewards Traditional (note 8)             -        -         -         -         -      149         -         -
  USAllianz Rewards Enhanced (note 8)                -        -         -         -         -      121         -         -
  Valuemark II and III (note 5)                611,351        -    22,938         -   588,806        -   130,094         -
  Valuemark IV (note 5)                         53,670        -    15,047         -   135,728        -    63,835         -
  Valuemark Charter Traditional (note 6)             -      402         -       241         -      388         -       373
  Valuemark Charter Enhanced (note 6)                -      276         -       141         -      450         -        69
 Contracts in annuity payment period (note 2)    4,377        -         -         -    10,024        -     1,063         -
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $669,398      678    37,985       382   734,558    1,334   194,992       442
 Investment Shares                              39,809       41     2,207        22    44,270       82    20,727        48
 Investments at Cost                          $684,414      787    26,629       281   708,383    1,343   249,185       465

               See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   FRANKLIN            FRANKLIN           FRANKLIN            FRANKLIN
                                               INCOME SECURITIES   LARGE CAP GROWTH     MONEY MARKET      NATURAL RESOURCES
                                                     FUND           SECURITIES FUND         FUND           SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value               $621,361    1,505   446,421     1,413   251,281   12,613    43,280        84
---------------------------------------------------------------------------------------------------------------------------
Total assets                                   621,361    1,505   446,421     1,413   251,281   12,613    43,280        84
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                               334        -        85         -       165        -         7         -
  Valuemark IV                                       9        -        13         -         7        -         6         -
  Valuemark Charter Traditional                      -       17         -        12         -       89         -         1
  Valuemark Charter Enhanced                         -        3         -         6         -        -         -         1
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  343       20        98        18       172       89        13         2
Net assets                                    $621,018    1,485   446,323     1,395   251,109   12,524    43,267        82
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:             $     -        -         -         -         -        -         -         -
  USAllianz Alterity Traditional (note 7)            -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced (note 7)               -        -         -         -         -        -         -         -
  USAllianz Alterity Optional (note 7)               -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional (note 8)             -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced (note 8)                -        -         -         -         -        -         -         -
  Valuemark II and III (note 5)                514,503        -   251,167         -   186,965        -    34,475         -
  Valuemark IV (note 5)                        100,150        -   186,223         -    62,209        -     8,754         -
  Valuemark Charter Traditional (note 6)             -    1,233         -       873         -   12,524         -        69
  Valuemark Charter Enhanced (note 6)                -      252         -       522         -        -         -        13
 Contracts in annuity payment period (note 2)     6,365         -     8,933         -    1,935       -        38         -
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $621,018    1,485   446,323     1,395   251,109   12,524    43,267        82
---------------------------------------------------------------------------------------------------------------------------
 Investment Shares                              42,501      103    19,176        61   251,281   12,613     3,123         6
 Investments at Cost                          $637,504    1,497   309,583     1,350   251,237   12,614    35,430        66

                   See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   FRANKLIN            FRANKLIN           FRANKLIN            FRANKLIN
                                                  REAL ESTATE RISING DIVIDENDS SECURITIESS & P 500 INDEX      SMALL CAP
                                                     FUND                FUND               FUND                FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value               $144,913      758   303,651       701    42,444        -   461,130     3,599
---------------------------------------------------------------------------------------------------------------------------
Total assets                                   144,913      758   303,651       701    42,444        -   461,130     3,599
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         1
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         1
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         3
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         1
  Valuemark II & III                                18        -       134         -         7        -       284         -
  Valuemark IV                                       6        -         8         -         6        -        12         -
  Valuemark Charter Traditional                      -        6         -         6         -        -         -        12
  Valuemark Charter Enhanced                         -        2         -         2         -        -         -         2
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   24        8       142         8        13        -       296        20
Net assets                                    $144,889      750   303,509       693    42,431        -   460,834     3,579
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)      $     -        -         -         1         -        -         -       635
  USAllianz Alterity Enhanced (note 7)               -        -         -         -         -        -         -       150
  USAllianz Alterity Optional (note 7)               -        -         -         7         -        -         -       347
  USAllianz Rewards Traditional (note 8)             -        -         -       152         -        -         -     1,367
  USAllianz Rewards Enhanced (note 8)                -        -         -        53         -        -         -       433
  Valuemark II and III (note 5)                107,885        -   237,067         -    24,723        -   283,763         -
  Valuemark IV (note 5)                         36,125        -    62,914         -    17,659        -   170,183         -
  Valuemark Charter Traditional (note 6)             -      601         -       284         -        -         -       395
  Valuemark Charter Enhanced (note 6)                -      149         -       196         -        -         -       252
 Contracts in annuity payment period (note 2)       879       -     3,528         -       49         -     6,888         -
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $144,889      750   303,509       693    42,431        -   460,834     3,579
---------------------------------------------------------------------------------------------------------------------------
 Investment Shares                               8,626       45    25,887        60     4,050        -    17,277       135
 Investments at Cost                          $149,918      708   349,161       726    42,215        -   298,734     3,561

            See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   FRANKLIN            FRANKLIN           FRANKLIN            FRANKLIN
                                             TECHNOLOGY SECURITIES  U.S. GOVERNMENT   VALUE SECURITIES       ZERO COUPON
                                                     FUND                FUND               FUND             FUND - 2000
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value                 $9,621        -   389,055     2,668    15,146      166    45,762         -
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     9,621        -   389,055     2,668    15,146      166    45,762         -
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         1         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         1         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                 5        -        18         -        46        -         7         -
  Valuemark IV                                       6        -         8         -         5        -         5         -
  Valuemark Charter Traditional                      -        -         -        25         -        2         -         -
  Valuemark Charter Enhanced                         -        -         -         4         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   11        -        26        31        51        2        12         -
Net assets                                      $9,610        -   389,029     2,637    15,095      164    45,750         -
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)          $ -        -         -        53         -        -         -         -
  USAllianz Alterity Enhanced (note 7)               -        -         -        13         -        -         -         -
  USAllianz Alterity Optional (note 7)               -        -         -       388         -        -         -         -
  USAllianz Rewards Traditional (note 8)             -        -         -       824         -        -         -         -
  USAllianz Rewards Enhanced (note 8)                -        -         -        12         -        -         -         -
  Valuemark II and III (note 5)                  4,987        -   320,545         -     7,694        -    41,246         -
  Valuemark IV (note 5)                          4,592        -    68,067         -     7,030        -     4,484         -
  Valuemark Charter Traditional (note 6)             -        -         -       935         -      140         -         -
  Valuemark Charter Enhanced (note 6)                -        -         -       412         -       24         -         -
 Contracts in annuity payment period (note 2)       31         -       417         -      371         -        20        -
--------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                   $9,610        -   389,029     2,637    15,095      164    45,750         -
---------------------------------------------------------------------------------------------------------------------------
 Investment Shares                                 791        -    30,877       212     1,670       18     3,531         -
 Investments at Cost                            $9,201        -   402,036     2,708    13,407      150    49,094         -

              See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   FRANKLIN            FRANKLIN          J.P. MORGAN         J.P. MORGAN
                                                  ZERO COUPON         ZERO COUPONINTERNATIONAL OPPORTUNITIESU.S. DISCIPLINED
                                                  FUND - 2005         FUND - 2010         PORTFOLIO           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value                $51,445        -    50,874         -       307        -       536         -
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    51,445        -    50,874         -       307        -       536         -
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                 7        -         7         -         -        -         -         -
  Valuemark IV                                       6        -         6         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   13        -        13         -         -        -         -         -
Net assets                                     $51,432        -    50,861         -       307        -       536         -
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)       $    -        -         -         -       191        -        25         -
  USAllianz Alterity Enhanced (note 7)               -        -         -         -         5        -        63         -
  USAllianz Alterity Optional (note 7)               -        -         -         -        11        -        43         -
  USAllianz Rewards Traditional (note 8)             -        -         -         -        32        -       228         -
  USAllianz Rewards Enhanced (note 8)                -        -         -         -        68        -       177         -
  Valuemark II and III (note 5)                 39,157        -    35,945         -         -        -         -         -
  Valuemark IV (note 5)                         12,272        -    14,905         -         -        -         -         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)        3         -        11         -        -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $51,432        -    50,861         -       307        -       536         -
---------------------------------------------------------------------------------------------------------------------------
 Investment Shares                               3,418       -      3,360        -         25        -        33         -
 Investments at Cost                           $52,511       -     53,934        -        324       -        556         -

           See accompanying  notes to unaudited  financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                    MUTUAL              MUTUAL           OPPENHEIMER         OPPENHEIMER
                                             DISCOVERY SECURITIES  SHARES SECURITIES  GLOBAL SECURITIES      HIGH INCOME
                                                     FUND                FUND              FUND/VA             FUND/VA
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value               $182,151      784   367,080     2,026     2,599        -       906         -
---------------------------------------------------------------------------------------------------------------------------
Total assets                                   182,151      784   367,080     2,026     2,599        -       906         -
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        1         -         -         1        -         2         -
  USAllianz Alterity Enhanced                        -        -         -         1         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         1        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         3        -         1         -
  USAllianz Rewards Enhanced                         -        -         -         -        (3)       -         -         -
  Valuemark II & III                               219        -       274         -         -        -         -         -
  Valuemark IV                                      10        -        15         -         -        -         -         -
  Valuemark Charter Traditional                      -        4         -        13         -        -         -         -
  Valuemark Charter Enhanced                         -        2         -         4         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  229        7       289        18         2        -         3         -
Net assets                                    $181,922      777   366,791     2,008     2,597        -       903         -
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)      $     -      139         -       285       354        -       301         -
  USAllianz Alterity Enhanced (note 7)               -       59         -       130       185        -         2         -
  USAllianz Alterity Optional (note 7)               -       23         -        69       335        -         -         -
  USAllianz Rewards Traditional (note 8)             -       64         -        13     1,489        -       588         -
  USAllianz Rewards Enhanced (note 8)                -        9         -        56       234        -        12         -
  Valuemark II and III (note 5)                 71,436        -   131,182         -         -        -         -         -
  Valuemark IV (note 5)                        105,672        -   229,102         -         -        -         -         -
  Valuemark Charter Traditional (note 6)             -      255         -     1,066         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -      228         -       389         -        -         -         -
  Contracts in annuity payment period (note 2)    4,814     -     6,507         -           -         -        -         -
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $181,922      777   366,791     2,008     2,597        -       903         -
---------------------------------------------------------------------------------------------------------------------------
 Investment Shares                              12,738       55    27,171       150        83        -        94         -
 Investments at Cost                          $151,132      735   318,726     1,924     2,677        -       902         -

           See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                  OPPENHEIMER          PIMCO VIT          PIMCO VIT           PIMCO VIT
                                             MAIN STREET GROWTH &   HIGH YIELD BOND   STOCKSPLUS GROWTH   TOTAL RETURN BOND
                                                INCOME FUND/VA         PORTFOLIO    AND INCOME PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value                 $3,881        -       419         -       530        -     1,236         -
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     3,881        -       419         -       530        -     1,236        -
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     5        -         2         -         -        -         2         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         1         -
  USAllianz Alterity Optional                        -        -         5         -         -        -         1         -
  USAllianz Rewards Traditional                      5        -         2         -         -        -         -         -
  USAllianz Rewards Enhanced                        (4)       -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -         -         -
  Valuemark IV                                       -        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -        -
  Valuemark Charter Enhanced                         -        -         -         -         -       -          -         -
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    6        -         9         -         -        -         4        -
Net assets                                      $3,875        -       410         -       530        -     1,232        -
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)         $877        -        97         -        68        -       167         -
  USAllianz Alterity Enhanced (note 7)              98        -        39         -         7        -        22         -
  USAllianz Alterity Optional (note 7)             169        -       261         -        83        -        98         -
  USAllianz Rewards Traditional (note 8)         2,270        -        13         -       203        -       917         -
  USAllianz Rewards Enhanced (note 8)              461        -         -         -       169        -        28         -
  Valuemark II and III (note 5)                      -        -         -         -         -        -         -         -
  Valuemark IV (note 5)                              -        -         -         -         -        -         -         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)        -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                   $3,875        -       410         -       530        -     1,232         -
---------------------------------------------------------------------------------------------------------------------------
 Investment Shares                                 165        -        48         -        41        -       129         -
 Investments at Cost                            $3,953        -       423         -       553        -     1,231         -

        See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   SELIGMAN            SELIGMAN           TEMPLETON           TEMPLETON
                                               GLOBAL TECHNOLOGY    SMALL-CAP VALUE    ASSET STRATEGY    DEVELOPING MARKETS
                                                     FUND                FUND               FUND           SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value                 $3,585        -     1,009         -    44,303       62   107,584       546
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     3,585        -     1,009         -    44,303       62   107,584       546
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     5        -        (2)        -         -        -         -        -
  USAllianz Alterity Enhanced                        1        -         -         -         -        -         -        -
  USAllianz Alterity Optional                        1        -         -         -         -        -         -        -
  USAllianz Rewards Traditional                      2        -         1         -         -        -         -        -
  USAllianz Rewards Enhanced                        (1)       -         -         -         -        -         -        -
  Valuemark II & III                                 -        -         -         -        98        -        64         -
  Valuemark IV                                       -        -         -         -         6        -         7         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         9
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         1
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    8        -        (1)        -       104        -        71        10
Net assets                                      $3,577        -     1,010         -    44,199       62   107,513       536
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)       $1,086        -       173         -         -        -         -        48
  USAllianz Alterity Enhanced (note 7)             332        -         6         -         -        -         -         9
  USAllianz Alterity Optional (note 7)             341        -        80         -         -        -         -        67
  USAllianz Rewards Traditional (note 8)         1,101        -       694         -         -        -         -        55
  USAllianz Rewards Enhanced (note 8)              717        -        57         -         -        -         -        -
  Valuemark II and III (note 5)                      -        -         -         -    26,973        -    77,752         -
  Valuemark IV (note 5)                              -        -         -         -    15,776        -    28,951         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -       33         -       243
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -       29         -       114
 Contracts in annuity payment period (note 2)        -         -         -         -    1,450        -       810         -
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                   $3,577        -     1,010         -    44,199       62   107,513       536
---------------------------------------------------------------------------------------------------------------------------
 Investment Shares                                 137        -       104         -     2,349        3    18,941        97
 Investments at Cost                            $3,993        -     1,000         -    47,016       66   130,907       591

              See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   TEMPLETON           TEMPLETON          TEMPLETON           TEMPLETON
                                                 GLOBAL INCOME     GROWTH SECURITIESINTERNATIONAL SECURITIESINTERNATIONAL SMALLER
                                                SECURITIES FUND          FUND               FUND           COMPANIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value                $58,421      523   524,750     1,938   542,648    4,111    20,592       168
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    58,421      523   524,750     1,938   542,648    4,111    20,592       168
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         1         -        -         -        -
  USAllianz Alterity Enhanced                        -        -         -         1         -        -         -        -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -        -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -        -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -        -
  Valuemark II & III                                 7        -       364         -       237        -        23         -
  Valuemark IV                                       6        -        12         -         9        -         6         -
  Valuemark Charter Traditional                      -        6         -        27         -       68         -         7
  Valuemark Charter Enhanced                         -        -         -         6         -        6         -         1
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   13        6       376        35       246       74        29         8
Net assets                                     $58,408      517   524,374     1,903   542,402    4,037    20,563       160
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)        $   -        -         -       133         -        -         -         -
  USAllianz Alterity Enhanced (note 7)               -        -         -       124         -        -         -         -
  USAllianz Alterity Optional (note 7)               -        -         -       145         -        -         -         -
  USAllianz Rewards Traditional (note 8)             -        -         -        83         -        -         -         -
  USAllianz Rewards Enhanced (note 8)                -        -         -       118         -        -         -         -
  Valuemark II and III (note 5)                 49,716        -   360,195         -   452,283        -    10,166         -
  Valuemark IV (note 5)                          8,564        -   155,766         -    86,934        -     9,826         -
  Valuemark Charter Traditional (note 6)             -      512         -       917         -    3,592         -        12
  Valuemark Charter Enhanced (note 6)                -        5         -       383         -      445         -       148
 Contracts in annuity payment period (note 2)      128        -     8,413         -     3,185        -       571         -
--------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $58,408      517   524,374     1,903   542,402    4,037    20,563       160
--------------------------------------------------------------------------------------------------------------------------
 Investment Shares                               5,419       49    40,303       149    29,380      224     1,875        15
 Investments at Cost                           $67,927      559   518,663     2,004   610,337    4,231    20,482       168

           See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   TEMPLETON           USALLIANZ          USALLIANZ           USALLIANZ
                                                PACIFIC GROWTH  VIP DIVERSIFIED ASSETSVIP FIXED INCOMEVIP GLOBAL OPPORTUNITIES
                                                SECURITIES FUND          FUND               FUND                FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value                $53,967      152         -     1,904         -    1,044         -        82
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    53,967      152         -     1,904         -    1,044         -        82
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         1         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                28        -         -         6         -        2         -         -
  Valuemark IV                                       6        -         -         -         -        6         -         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   34        2         -         7         -        8         -         -
Net assets                                     $53,933      150         -     1,897         -    1,036         -        82
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)        $   -       18         -       173         -       17         -        33
  USAllianz Alterity Enhanced (note 7)               -        7         -         -         -        5         -         1
  USAllianz Alterity Optional (note 7)               -       11         -         5         -        -         -        18
  USAllianz Rewards Traditional (note 8)             -        -         -        14         -       66         -        20
  USAllianz Rewards Enhanced (note 8)                -       13         -         3         -       12         -        10
  Valuemark II and III (note 5)                 45,591        -         -       868         -      463         -         -
  Valuemark IV (note 5)                          7,886        -         -       834         -      473         -         -
  Valuemark Charter Traditional (note 6)             -        6         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -       95         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)       456       -         -         -        -         -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $53,933      150         -     1,897         -    1,036         -        82
---------------------------------------------------------------------------------------------------------------------------
 Investment Shares                               6,638       19         -       186         -      105         -         9
 Investments at Cost                           $58,679      174         -     1,981         -    1,055         -        89

    See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   USALLIANZ           USALLIANZ         VAN KAMPEN          VAN KAMPEN
                                                  VIP GROWTH       VIP MONEY MARKET    LIT ENTERPRISE    LIT GROWTH & INCOME
                                                     FUND                FUND             PORTFOLIO           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments at net asset value             $          -  1,381         -     6,782       773        -       979         -
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         -    1,381         -     6,782       773        -       979         -
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -         -        (2)        -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -        98         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         8         1        -         1         -
  USAllianz Rewards Enhanced                         -        -         -      (105)       (3)       -        (5)        -
  Valuemark II & III                                 -        6         -         -         -        -         -         -
  Valuemark IV                                       -        5         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    -       11         -        (1)       (2)       -        (4)        -
Net assets                                  $          -  1,370         -     6,783       775        -       983         -
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)   $          -     58         -       462        44        -        68         -
  USAllianz Alterity Enhanced (note 7)               -        2         -        92        35        -        31         -
  USAllianz Alterity Optional (note 7)               -        7         -       197        38        -        40         -
  USAllianz Rewards Traditional (note 8)             -       13         -     5,376       509        -       739         -
  USAllianz Rewards Enhanced (note 8)                -       80         -       656       149        -       105         -
  Valuemark II and III (note 5)                      -      673         -         -         -        -         -         -
  Valuemark IV (note 5)                              -      537         -         -         -        -         -         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)        -         -         -         -        -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity               $        -     1,370         -     6,783       775        -       983         -
---------------------------------------------------------------------------------------------------------------------------
 Investment Shares                                   -      128         -     6,783        32        -        56         -
 Investments at Cost                        $        -    1,389         -     6,783       803        -       942        -

            See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                                                                                TOTAL
                                                                                                                 ALL
                                                                                                                FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Assets:
Total investments at net asset value                                                                  $6,580,278    47,879
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                                                                              22         1
  USAllianz Alterity Enhanced                                                                                  8         3
  USAllianz Alterity Optional                                                                                 14       101
  USAllianz Rewards Traditional                                                                               35        12
  USAllianz Rewards Enhanced                                                                                 (19)     (104)
  Valuemark II & III                                                                                       2,983        14
  Valuemark IV                                                                                               225        11
  Valuemark Charter Traditional                                                                                -       325
  Valuemark Charter Enhanced                                                                                 (2)        53
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                          3,266       416
Net assets                                                                                            $6,577,012    47,463
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)                                                                 $7,849     2,162
  USAllianz Alterity Enhanced (note 7)                                                                     2,239       592
  USAllianz Alterity Optional (note 7)                                                                     5,246     1,403
  USAllianz Rewards Traditional (note 8)                                                                  19,416     8,196
  USAllianz Rewards Enhanced (note 8)                                                                      6,719     1,576
  Valuemark II and III (note 5)                                                                        4,737,663     2,004
  Valuemark IV (note 5)                                                                                1,726,231     1,844
  Valuemark Charter Traditional (note 6)                                                                       -    25,094
  Valuemark Charter Enhanced (note 6)                                                                          -     4,592
 Contracts in annuity payment period (note 2)                                                             71,649         -
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                                                                         $6,577,012    47,463
---------------------------------------------------------------------------------------------------------------------------
 Investment Shares                                                                                       672,808    21,419
 Investments at Cost                                                                                  $6,421,526    48,002

           See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   AIM V.I.                               AIM V.I.            AIM V.I.
                                             CAPITAL APPRECIATION         AIM       INTERNATIONAL EQUITY        VALUE
                                                     FUND          V.I. GROWTH FUND         FUND                FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $     -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     1        -         4         -         1        -        (1)        -
  USAllianz Alterity Enhanced                        1        -         1         -         -        -         -         -
  USAllianz Alterity Optional                        1        -         2         -         1        -         2         -
  USAllianz Rewards Traditional                      4        -         2         -         2        -         3         -
  USAllianz Rewards Enhanced                        (2)       -        (1)        -         -        -         1         -
  Valuemark II & III                                 -        -       215         -         -        -         -         -
  Valuemark IV                                       -        -       182         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -        26         -         -        -         -         -
  Valuemark IV                                       -        -        20         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                       5        -       451         -         4        -         5         -
Investment income (loss), net                       (5)       -      (451)        -        (4)       -        (5)        -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds  -       -         -         -        -         -         -         -
 Realized gains (losses) on sales of investments, net(1)      -        50         -      (1)         -        (2)        -
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net         (1)       -        50         -        (1)       -        (2)        -
 Net change in unrealized appreciation
  (depreciation) on investments                     42        -    (1,358)        -      (130)       -      (192)        -
---------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net  41         -   (1,308)         -    (131)         -      (194)       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations$36       -   (1,759)         -    (135)         -      (199)       -
---------------------------------------------------------------------------------------------------------------------------

            See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                                         ALGER         ALGER AMERICAN      ALGER AMERICAN
                                                     ALGER             AMERICAN         MIDCAP GROWTH   SMALL CAPITALIZATION
                                             AMERICAN GROWTH FUNDLEVERAGED ALLCAP FUND    PORTFOLIO           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares        $         -       -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -        (1)        -         1        -         -         -
  USAllianz Alterity Enhanced                        1        -         1         -         1        -         -         -
  USAllianz Alterity Optional                        1        -        (1)        -        (2)       -        (2)        -
  USAllianz Rewards Traditional                      4        -         2         -         2        -         -         -
  USAllianz Rewards Enhanced                        (2)       -         1         -         2        -        (3)        -
  Valuemark II & III                               160        -       115         -         -        -         -         -
  Valuemark IV                                     122        -       103         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                19        -        14         -         -        -         -         -
  Valuemark IV                                      14        -        12         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                     319        -       246         -         4        -        (5)        -
Investment income (loss), net                     (319)       -      (246)        -        (4)       -         5         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual
   funds                                          4,483         -     2,503         -       36         -        57       -
 Realized gains (losses) on sales of investments,
    net                                            (363)        -     (639)         -        -         -        (1)     -
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net      4,120        -     1,864         -       36         -        56       -
 Net change in unrealized appreciation
  (depreciation) on investments                 (4,878)        -    (4,668)        -        21        -       (79)        -
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net(758)        -    (2,804)         -       57         -       (23)       -
Net increase (decrease) in net assets from
   operations                                  $(1,077)         -   (3,050)         -       53         -       (18)       -
---------------------------------------------------------------------------------------------------------------------------

       See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   DAVIS VA            DAVIS VA           DAVIS VA            FRANKLIN
                                                   FINANCIAL          REAL ESTATE           VALUE         AGGRESSIVE GROWTH
                                                   PORTFOLIO           PORTFOLIO          PORTFOLIO        SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $  -        -         2         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -       (1)         -         1        -         -         -
  USAllianz Alterity Enhanced                       (3)       -         -         -         3        -         -         -
  USAllianz Alterity Optional                        -        -         2         -         2        -         -         -
  USAllianz Rewards Traditional                      -        -         1         -         1        -         -         -
  USAllianz Rewards Enhanced                         1        -         -         -         1        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -        16         -
  Valuemark IV                                       -        -         -         -         -        -         9         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -         2         -
  Valuemark IV                                       -        -         -         -         -        -         1         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                      (2)       -         2         -         8        -        28         -
Investment income (loss), net                        2        -         -         -        (8)       -       (28)        -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds -         -         -         -        -         -         -       -
 Realized gains (losses) on sales of investments, net         2         -       (1)         -        -         -       (3)
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net         2         -       (1)         -        -         -       (3)        -
 Net change in unrealized appreciation
  (depreciation) on investments                     68        -         9         -       (11)       -        91         -
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net  70         -         8         -      (11)        -        88        -
Net increase (decrease) in net assets from
      operations                                  $ 72         -         8         -      (19)        -        60        -
---------------------------------------------------------------------------------------------------------------------------

         See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   FRANKLIN            FRANKLIN           FRANKLIN            FRANKLIN
                                             GLOBAL COMMUNICATIONSGLOBAL HEALTH CARE  GROWTH AND INCOME      HIGH INCOME
                                                SECURITIES FUND     SECURITIES FUND    SECURITIES FUND          FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares         $  13,808       10         8         -    31,400       35     1,032         2
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         1        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                             7,539        -       136         -     5,996        -     1,500         -
  Valuemark IV                                     620        -        94         -     1,332        -       734         -
  Valuemark Charter Traditional                      -        2         -         1         -        5         -         3
  Valuemark Charter Enhanced                         -        2         -         1         -        4         -         1
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                               905        -        16         -       720        -       180         -
  Valuemark IV                                      69        -        11         -       149        -        82         -
  Valuemark Charter Traditional                      -        -         -         -         -        1         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                   9,133        4       257         2     8,198       10     2,496         4
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                    4,675        6      (249)       (2)   23,202       25    (1,464)       (2)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual
    funds                                      166,308       126         -         -   92,228       108         -        -
 Realized gains (losses) on sales of
     investments, net                           25,343       (82)    1,309        39    4,861       (48)  (32,925)     (65)
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net    191,651        44     1,309        39   97,089        60   (32,925)    (65)
 Net change in unrealized appreciation
  (depreciation) on investments               (308,504)    (171)   10,974        96   (53,904)      65    22,880        40
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
     net                                      (116,853)     (127)   12,283       135   43,185       125   (10,045)     (25)
Net increase (decrease) in net assets from
   operations                                $(112,178)     (121)   12,034       133   66,387       150   (11,509)     (27)
---------------------------------------------------------------------------------------------------------------------------

              See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   FRANKLIN            FRANKLIN           FRANKLIN            FRANKLIN
                                               INCOME SECURITIES   LARGE CAP GROWTH     MONEY MARKET      NATURAL RESOURCES
                                                     FUND           SECURITIES FUND         FUND           SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $62,222      126     1,940         4    11,805      279       283         -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                             5,178        -     2,230         -     1,899        -       326         -
  Valuemark IV                                     986        -     1,728         -       623        -        81         -
  Valuemark Charter Traditional                      -       11         -         6         -       55         -         1
  Valuemark Charter Enhanced                         -        2         -         4         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                               621        -       268         -       228        -        39         -
  Valuemark IV                                     110        -       193         -        70        -         9         -
  Valuemark Charter Traditional                      -        1         -         1         -        6         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                   6,895       14     4,419        11     2,820       61       455         1
Investment income (loss), net                   55,327      112    (2,479)       (7)    8,985      218      (172)       (1)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual
   funds                                        29,750        61    21,519        53        -         -         -        -
 Realized gains (losses) on sales of investments,
    net                                        (11,884)      (61)   14,132        87        -         -     1,288         2
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net     17,866         -    35,651       140        -         -     1,288        2
 Net change in unrealized appreciation
  (depreciation) on investments                 14,290       93    28,107       (20)       44       (1)    8,427        18
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
     net                                        32,156        93    63,758       120       44        (1)    9,715       20
Net increase (decrease) in net assets from
    operations                                  $87,483       205    61,279       113    9,029       217     9,543      19
---------------------------------------------------------------------------------------------------------------------------

        See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   FRANKLIN            FRANKLIN           FRANKLIN            FRANKLIN
                                                  REAL ESTATE      RISING DIVIDENDS     S&P 500 INDEX         SMALL CAP
                                                     FUND           SECURITIES FUND         FUND                FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $9,785       39     7,199         8        18        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         1         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         3         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         1         -
  Valuemark II & III                             1,026        -     2,593         -       188        -     2,978         -
  Valuemark IV                                     328        -       667         -       154        -     1,704         -
  Valuemark Charter Traditional                     -         4         -         2         -        -         -         9
  Valuemark Charter Enhanced                         -        1         -         2         -        -         -         2
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                               123        -       311         -        23        -       357         -
  Valuemark IV                                      37        -        75         -        17        -       191         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         1
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                   1,514        5     3,646         4       382        -     5,235        12
Investment income (loss), net                    8,271       34     3,553         4      (364)       -    (5,235)      (12)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual
   funds                                         5,824        23    56,265        70        -         -    32,851       57
 Realized gains (losses) on sales of investments
    net                                         (6,209)       28   (12,659)     (116)      34         -    55,715       310
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net     (385)       51    43,606       (46)      34         -    88,566        367
 Net change in unrealized appreciation
  (depreciation) on investments                 24,007       51   (34,965)       53      (157)       -   (56,780)     (246)
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
     net                                        23,622       102     8,641         7     (123)        -    31,786      121
Net increase (decrease) in net assets from
    operations                                 $31,893       136    12,194        11     (487)        -    26,551      109
---------------------------------------------------------------------------------------------------------------------------

  See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   FRANKLIN            FRANKLIN           FRANKLIN            FRANKLIN
                                                  TECHNOLOGY        U.S. GOVERNMENT   VALUE SECURITIES       ZERO COUPON
                                                SECURITIES FUND          FUND               FUND             FUND - 2000
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $  -        -       386         2        56        -        58         -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         1         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         1         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                12        -     3,237         -        55        -       446         -
  Valuemark IV                                      11        -       693         -        59        -        50         -
  Valuemark Charter Traditional                      -        -         -        11         -        1         -         -
  Valuemark Charter Enhanced                         -        -         -         3         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                 1        -       388         -         7        -        54         -
  Valuemark IV                                       1        -        78         -         7        -         6         -
  Valuemark Charter Traditional                      -        -         -         1         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                      25        -     4,398        15       128        1       556         -
Investment income (loss), net                      (25)       -    (4,012)      (13)      (72)      (1)     (498)        -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds -         -         -         -        -         -       551         -
 Realized gains (losses) on sales of investments, net42        -    (8,992)      (94)     287        (5)   (1,457)        -
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net         42        -    (8,992)      (94)     287        (5)     (906)       -
 Net change in unrealized appreciation
  (depreciation) on investments                    420         -    36,344       210     1,838       17     3,045        -
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net  462        -    27,352       116    2,125        12     2,139        -
Net increase (decrease) in net assets from
         operations                                $437         -    23,340       103    2,053        11     1,641       -
---------------------------------------------------------------------------------------------------------------------------

      See accompanying  notes to unaudited  financial   statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   FRANKLIN            FRANKLIN          J.P. MORGAN         J.P. MORGAN
                                                  ZERO COUPON         ZERO COUPONINTERNATIONAL OPPORTUNITIESU.S. DISCIPLINED EQUITY
                                                  FUND - 2005         FUND - 2010         PORTFOLIO           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares             $  52        -        55         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                               392        -       359         -         -        -         -         -
  Valuemark IV                                     122        -       151         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                47        -        43         -         -        -         -         -
  Valuemark IV                                      14        -        17         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                     575        -       570         -         -        -         -         -
Investment income (loss), net                     (523)       -      (515)        -         -        -         -         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual
 funds                                            1,445       -       861         -        -         -         1         -
 Realized gains (losses) on sales of investments,
   net                                             (688)       -    (3,632)        -        -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net        757        -    (2,771)        -        -         -         1        -
 Net change in unrealized appreciation
  (depreciation) on investments                   2,628        -     7,293         -       (17)       -       (20)        -
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net3,385        -     4,522         -      (17)        -       (19)       -
Net increase (decrease) in net assets from
  operations                                     $2,862         -     4,007         -      (17)        -       (19)      -
---------------------------------------------------------------------------------------------------------------------------

          See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   FRANKLIN            FRANKLIN           FRANKLIN            FRANKLIN
                                                  TECHNOLOGY        U.S. GOVERNMENT   VALUE SECURITIES       ZERO COUPON
                                                SECURITIES FUND          FUND               FUND             FUND - 2000
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $  -        -       386         2        56        -        58         -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         1         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         1         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                12        -     3,237         -        55        -       446         -
  Valuemark IV                                      11        -       693         -        59        -        50         -
  Valuemark Charter Traditional                      -        -         -        11         -        1         -         -
  Valuemark Charter Enhanced                         -        -         -         3         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                 1        -       388         -         7        -        54         -
  Valuemark IV                                       1        -        78         -         7        -         6         -
  Valuemark Charter Traditional                      -        -         -         1         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                      25        -     4,398        15       128        1       556         -
Investment income (loss), net                      (25)       -    (4,012)      (13)      (72)      (1)     (498)        -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds -         -         -         -        -         -       551        -
 Realized gains (losses) on sales of investments,
   net                                              42         -    (8,992)      (94)     287        (5)   (1,457)       -
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net        42         -    (8,992)      (94)     287        (5)     (906)       -
 Net change in unrealized appreciation
  (depreciation) on investments                    420        -    36,344       210     1,838       17     3,045         -
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net 462         -    27,352       116    2,125        12     2,139        -
Net increase (decrease) in net assets from
      operations                                  $437         -    23,340       103    2,053        11     1,641        -
---------------------------------------------------------------------------------------------------------------------------

        See accompanying  notes to unaudited  financial   statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   FRANKLIN            FRANKLIN          J.P. MORGAN         J.P. MORGAN
                                                  ZERO COUPON         ZERO COUPONINTERNATIONAL OPPORTUNITIESU.S. DISCIPLINED EQUITY
                                                  FUND - 2005         FUND - 2010         PORTFOLIO           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares             $  52        -        55         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                               392        -       359         -         -        -         -         -
  Valuemark IV                                     122        -       151         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                47        -        43         -         -        -         -         -
  Valuemark IV                                      14        -        17         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                     575        -       570         -         -        -         -         -
Investment income (loss), net                     (523)       -      (515)        -         -        -         -         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual
    funds                                         1,445       -       861         -        -         -         1         -
 Realized gains (losses) on sales of investments,
    net                                            (688)       -    (3,632)        -        -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net         757       -    (2,771)        -        -         -         1        -
 Net change in unrealized appreciation
  (depreciation) on investments                    2,628       -     7,293         -       (17)       -       (20)        -
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net 3,385        -     4,522         -      (17)        -       (19)       -
Net increase (decrease) in net assets from
    operations                                    $2,862         -     4,007         -      (17)        -       (19)      -
---------------------------------------------------------------------------------------------------------------------------

          See accompanying  notes to unaudited  financial   statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                    MUTUAL              MUTUAL           OPPENHEIMER         OPPENHEIMER
                                             DISCOVERY SECURITIES  SHARES SECURITIES  GLOBAL SECURITIES      HIGH INCOME
                                                     FUND                FUND              FUND/VA             FUND/VA
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $5,606       14    10,729        37         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     1        -         -         -         1        -         2         -
  USAllianz Alterity Enhanced                        -        -         1         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         1        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         3        -         1         -
  USAllianz Rewards Enhanced                         -        -         -         -        (3)       -         -         -
  Valuemark II & III                               825        -     1,433         -         -        -         -         -
  Valuemark IV                                   1,085        -     2,327         -         -        -         -         -
  Valuemark Charter Traditional                      -        2         -         8         -        -         -         -
  Valuemark Charter Enhanced                         -        2         -         3         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                99        -       172         -         -        -         -         -
  Valuemark IV                                     121        -       261         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         1         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                   2,131        4     4,194        12         2        -         3         -
Investment income (loss), net                    3,475       10     6,535        25        (2)       -        (3)        -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual
   funds                                            -         -     9,289        33        -         -         -         -
 Realized gains (losses) on sales of investments,
       net                                       5,113        22     8,825         4       (3)        -         -         -
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net     5,113        22    18,114        37       (3)        -         -        -
 Net change in unrealized appreciation
  (depreciation) on investments                  5,045        1    (1,872)       60       (78)       -         4         -
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
     net                                        10,158        23    16,242        97      (81)        -         4        -
Net increase (decrease) in net assets from
    operations                                  $13,633        33    22,777       122      (83)        -         1        -
---------------------------------------------------------------------------------------------------------------------------

          See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                  OPPENHEIMER          PIMCO VIT          PIMCO VIT           PIMCO VIT
                                             MAIN STREET GROWTH &   HIGH YIELD BOND STOCKS PLUS GROWTH &  TOTAL RETURN BOND
                                                INCOME FUND/VA         PORTFOLIO      INCOME PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                        <C
Investment income:
 Dividends reinvested in fund shares           $     -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     4        -         1         -         -        -         1         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         1         -
  USAllianz Alterity Optional                        -        -         1         -         -        -         5         -
  USAllianz Rewards Traditional                      4        -         2         -         -        -         -         -
  USAllianz Rewards Enhanced                        (3)       -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -         -         -
  Valuemark IV                                       -        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     1        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         1         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -         -         -
  Valuemark IV                                       -        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                       6        -         4         -         -        -         8         -
Investment income (loss), net                       (6)       -        (4)        -         -        -        (8)        -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds -         -         -         -        -         -         -        -
 Realized gains (losses) on sales of investments, net-         -         1         -        1         -         -        -
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net         -         -         1         -        1         -         -        -
 Net change in unrealized appreciation
  (depreciation) on investments                    (72)       -        (5)        -       (23)       -         5         -
---------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net (72)         -       (4)         -     (22)         -         5        -
Net increase (decrease) in net assets from
     operations                            $       (78)        -        (8)       -       (22)        -          (3)      -
---------------------------------------------------------------------------------------------------------------------------

         See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   SELIGMAN            SELIGMAN           TEMPLETON           TEMPLETON
                                               GLOBAL TECHNOLOGY    SMALL-CAP VALUE    ASSET STRATEGY    DEVELOPING MARKETS
                                                     FUND                FUND               FUND           SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares             $   -        -         -         -        80        -     1,249         3
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     4        -        (2)        -         -        -         -         -
  USAllianz Alterity Enhanced                        1        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        1        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      2        -         1         -         -        -         -         -
  USAllianz Rewards Enhanced                        (1)       -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -       307        -     1,013         -
  Valuemark IV                                       -        -         -         -       176        -       362         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         4
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         1
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -        37        -       122         -
  Valuemark IV                                       -        -         -         -        20        -        41         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                       7        -        (1)        -       540        -     1,538         5
Investment income (loss), net                       (7)       -         1         -      (460)       -      (289)       (2)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds -         -         -         -        -         -         -         -
 Realized gains (losses) on sales of investments, net(4)        -         1         -     (590)       (1)   (4,718)     228
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net         (4)        -         1         -     (590)       (1)   (4,718)      228
 Net change in unrealized appreciation
  (depreciation) on investments                   (408)       -        10         -    (1,099)      (2)  (34,509)      (63)
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net(412)        -        11         -   (1,689)       (3)  (39,227)      165
Net increase (decrease) in net assets from
                                  operations     $(419)        -        12         -   (2,149)       (3)  (39,516)      163
---------------------------------------------------------------------------------------------------------------------------

              See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   TEMPLETON           TEMPLETON          TEMPLETON           TEMPLETON
                                                 GLOBAL INCOME     GROWTH SECURITIESINTERNATIONAL SECURITIESINTERNATIONAL SMALLER
                                                SECURITIES FUND          FUND               FUND           COMPANIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $   105        1    10,493        23       397        2       406         3
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         1         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         1         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                               552        -     3,976         -     4,971        -       120         -
  Valuemark IV                                      95        -     1,646         -       913        -       103         -
  Valuemark Charter Traditional                      -        4         -        13         -       31         -         4
  Valuemark Charter Enhanced                         -        -         -         3         -        4         -         1
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                66        -       477         -       596        -        14         -
  Valuemark IV                                      11        -       184         -       102        -        12         -
  Valuemark Charter Traditional                      -        -         -         1         -        4         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                     724        4     6,285        17     6,582       39       249         5
Investment income (loss), net                     (619)      (3)    4,208         6    (6,185)     (37)      157        (2)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual
    funds                                           -         -    69,123       158  173,358       895         -         -
 Realized gains (losses) on sales of investments,
     net                                        (3,337)       (1)    9,550        24   (2,381)     (340)      229       235
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net    (3,337)       (1)   78,673       182  170,977       555       229       235
 Net change in unrealized appreciation
  (depreciation) on investments                  1,489      (14) (113,471)     (112) (215,681)    (240)     (396)       (2)
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
      net                                       (1,848)      (15)  (34,798)       70  (44,704)      315      (167)      233
Net increase (decrease) in net assets from
    operations                                 $(2,467)      (18)  (30,590)       76  (50,889)      278       (10)      231
---------------------------------------------------------------------------------------------------------------------------

              See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   TEMPLETON           USALLIANZ          USALLIANZ           USALLIANZ
                                                PACIFIC GROWTH  VIP DIVERSIFIED ASSETSVIP FIXED INCOMEVIP GLOBAL OPPORTUNITIES
                                                SECURITIES FUND          FUND               FUND                FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $    86        -         -        56         -       28         -         -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         1         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                               574        -         -        13         -        2         -         6
  Valuemark IV                                     104        -         -         -         -        5         -         4
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         -         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -         -         -        -         -         -
  Valuemark II & III                                69        -         -         2         -        -         -         1
  Valuemark IV                                      12        -         -         -         -        1         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                     759        2         -        16         -        8         -        11
Investment income (loss), net                     (673)      (2)        -        40         -       20         -       (11)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual
   funds                                             -         -         -         -        -         -         -        -
 Realized gains (losses) on sales of investments,
   net                                          (5,441)       86         -        (5)       -        18         -         -
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net    (5,441)       86         -        (5)       -        18         -         -
 Net change in unrealized appreciation
  (depreciation) on investments                 (9,213)     (23)        -       (79)        -       (8)        -        (7)
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
     net                                        (14,654)       63         -       (84)       -        10         -       (7)
Net increase (decrease) in net assets from
     operations                                 $(15,327)       61         -       (44)       -        30         -      (18)
---------------------------------------------------------------------------------------------------------------------------

      See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                   USALLIANZ           USALLIANZ         VAN KAMPEN          VAN KAMPEN
                                                  VIP GROWTH       VIP MONEY MARKET    LIT ENTERPRISE    LIT GROWTH & INCOME
                                                     FUND                FUND             PORTFOLIO           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1   CLASS 2   CLASS 1   CLASS 2  CLASS 1   CLASS 2   CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $ -        4         -         4         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -        (1)        -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -        88         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         7         1        -         1         -
  USAllianz Rewards Enhanced                         -        -         -       (94)       (3)       -        (4)        -
  Valuemark II & III                                 -        -         -         -         -        -         -         -
  Valuemark IV                                       -        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:-
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -        10         -        -         -         -
  USAllianz Rewards Traditional                      -        -         -         1         -        -         -         -
  USAllianz Rewards Enhanced                         -        -         -       (11)        -        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -         -         -
  Valuemark IV                                       -        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                       -        -         -         -        (2)       -        (3)        -
Investment income (loss), net                        -        4         -         4         2        -         3         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds -         -         -         -        1         -         -        -
 Realized gains (losses) on sales of investments, net-         7         -        (1)       -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net         -         7         -        (1)       1         -         -        -
 Net change in unrealized appreciation
  (depreciation) on investments                      -      (22)        -        (1)      (30)       -        37         -
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net   -       (15)        -        (2)     (29)        -        37        -
Net increase (decrease) in net assets from
     operations                                    $ -       (11)        -         2      (27)        -        40       29
---------------------------------------------------------------------------------------------------------------------------

                    See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                                                                                TOTAL
                                                                                                                 ALL
                                                                                                                FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          CLASS 1   CLASS 2
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                                                                    $169,260       680
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                                                                              18         -
  USAllianz Alterity Enhanced                                                                                  9         -
  USAllianz Alterity Optional                                                                                 17        88
  USAllianz Rewards Traditional                                                                               40         7
  USAllianz Rewards Enhanced                                                                                 (15)      (94)
  Valuemark II & III                                                                                      50,367        21
  Valuemark IV                                                                                            17,364         9
  Valuemark Charter Traditional                                                                                -       178
  Valuemark Charter Enhanced                                                                                   -        37
 Administrative charges:
  USAllianz Alterity Traditional                                                                               1         -
  USAllianz Alterity Enhanced                                                                                  -         -
  USAllianz Alterity Optional                                                                                  1        10
  USAllianz Rewards Traditional                                                                                -         1
  USAllianz Rewards Enhanced                                                                                   -       (11)
  Valuemark II & III                                                                                       6,044         3
  Valuemark IV                                                                                             1,947         1
  Valuemark Charter Traditional                                                                                -        17
  Valuemark Charter Enhanced                                                                                   -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                            75,793       267
Investment income (loss), net                                                                             93,467       413
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds                                                     666,453     1,584
 Realized gains (losses) on sales of investments, net                                                     30,852       271
---------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net                                                             697,305     1,855
 Net change in unrealized appreciation
  (depreciation) on investments                                                                         (675,402)     (307)
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net                                                        21,903     1,548
Net increase (decrease) in net assets from operations                                                   $115,370     1,961
---------------------------------------------------------------------------------------------------------------------------

         See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE  NINE-MONTH  PERIOD ENDED  SEPTEMBER 30, 2000  (UNAUDITED)  AND THE YEAR
ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                       AIM V.I.                                  AIM V.I.
                                               CAPITAL APPRECIATION FUND                        GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $ (5)       -           -       -        (451)       3           -       -
  Realized gains (losses) on investments, net (1)      -           -        -          50     205            -       -
  Net change in unrealized appreciation
   (depreciation) on investments              42        -           -       -      (1,358)     359           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                36       -           -        -      (1,759)    567           -        -
---------------------------------------------------------------------------------------------------------------------------
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        3,734        -           -       -       6,088       77           -       -
  Transfers between funds                    190        -           -       -      46,673    9,294           -       -
  Surrenders and terminations                (34)       -           -       -      (4,461)     (79)          -       -
  Rescissions                                (34)       -           -       -        (225)       -           -       -
  Bonus                                      177        -           -       -         105        -           -       -
  Other transactions (note 2)                  7        -           -       -          43        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                4,040        -           -       -      48,223    9,292           -       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          4,076        -           -       -      46,464    9,859           -       -
Net assets at beginning of period              -        -           -       -       9,859        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $4,076        -           -       -      56,323    9,859           -       -
---------------------------------------------------------------------------------------------------------------------------

     See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                       AIM V.I.                                  AIM V.I.
                                               INTERNATIONAL EQUITY FUND                        VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $ (4)       -           -       -          (5)       -           -       -
  Realized gains (losses) on investments, net (1)       -           -        -          (2)      -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             (130)      -           -       -        (192)       -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                               (135)      -        -           -       (199)        -           -      -
---------------------------------------------------------------------------------------------------------------------------
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        1,528        -           -       -       2,577        -           -       -
  Transfers between funds                    177        -           -       -         190        -           -       -
  Surrenders and terminations                 (9)       -           -       -         (18)       -           -       -
  Rescissions                                 (5)       -           -       -         (31)       -           -       -
  Bonus                                       65        -           -       -          92        -           -
  Other transactions (note 2)                  4        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                1,760        -           -       -       2,810        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          1,625        -           -       -       2,611        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $1,625        -           -       -       2,611        -           -       -
---------------------------------------------------------------------------------------------------------------------------

             See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                    ALGER AMERICAN                            ALGER AMERICAN
                                                      GROWTH FUND                          LEVERAGED ALLCAP FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $(319)     (10)          -       -        (246)      (6)          -       -
  Realized gains (losses) on investments,
     net                                    4,120       -       -           -       1,864        17          -        -
  Net change in unrealized appreciation
   (depreciation) on investments          (4,878)     484           -       -      (4,668)     656           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                            (1,077)    474           -        -      (3,050)    667            -       -
---------------------------------------------------------------------------------------------------------------------------
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        4,298      221           -       -       3,232        9           -       -
  Transfers between funds                 30,433    9,751           -       -      20,978    6,843           -       -
  Surrenders and terminations             (3,355)     (13)          -       -      (2,574)     (18)          -       -
  Rescissions                                (72)       -           -       -         (57)       -           -       -
  Bonus                                      158        -           -       -          88        -           -       -
  Other transactions (note 2)                 23        -           -       -          24        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions               31,485    9,959           -       -      21,691    6,834           -       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         30,408   10,433           -       -      18,641    7,501           -       -
Net assets at beginning of period         10,433        -           -       -       7,501        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $40,841   10,433           -       -      26,142    7,501           -       -
---------------------------------------------------------------------------------------------------------------------------

        See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                    ALGER AMERICAN                            ALGER AMERICAN
                                                MIDCAP GROWTH PORTFOLIO               SMALL CAPITALIZATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $ (4)       -           -       -           5        -           -       -
  Realized gains (losses) on investments, net 36       -           -        -          56       -            -       -
  Net change in unrealized appreciation
   (depreciation) on investments              21        -           -       -         (79)       -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
     operations                               53       -           -        -         (18)      -            -       -
---------------------------------------------------------------------------------------------------------------------------
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        2,229        -           -       -         436        -           -       -
  Transfers between funds                    288        -           -       -          82        -           -       -
  Surrenders and terminations                (35)       -           -       -          (2)       -           -       -
  Rescissions                                 (6)       -           -       -           -        -           -       -
  Bonus                                       73        -           -       -          13        -           -       -
  Other transactions (note 2)                  2        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                2,551        -           -       -         529        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          2,604        -           -       -         511        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $2,604        -           -       -         511        -           -       -
---------------------------------------------------------------------------------------------------------------------------


     See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                       DAVIS VA                                  DAVIS VA
                                                  FINANCIAL PORTFOLIO                      REAL ESTATE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $  2        -           -       -           -        -           -       -
  Realized gains (losses) on investments, net  2       -           -        -          (1)      -            -       -
  Net change in unrealized appreciation
   (depreciation) on investments              68        -           -       -           9        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets fro
      operations                              72       -           -        -           8       -            -       -
---------------------------------------------------------------------------------------------------------------------------
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                          573        -           -       -       1,407        -           -       -
  Transfers between funds                     81        -           -       -          51        -           -       -
  Surrenders and terminations                (17)       -           -       -         (18)       -           -       -
  Rescissions                                  -        -           -       -        (242)       -           -       -
  Bonus                                       22        -           -       -          40        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                  659        -           -       -       1,238        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            731        -           -       -       1,246        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                 $731        -           -       -       1,246        -           -       -
---------------------------------------------------------------------------------------------------------------------------


See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                       DAVIS VA                                  FRANKLIN
                                                    VALUE PORTFOLIO                  AGGRESSIVE GROWTH SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $  (8)       -           -       -         (28)       -           -       -
  Realized gains (losses) on investments, net  -       -           -        -          (3)       -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             (11)       -           -       -          91        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                               (19)      -           -        -          60       -            -       -
---------------------------------------------------------------------------------------------------------------------------
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        1,451        -           -       -         391        -           -       -
  Transfers between funds                     74        -           -       -       9,525        -           -       -
  Surrenders and terminations                 (5)       -           -       -         (92)       -           -       -
  Rescissions                                (57)       -           -       -           -        -           -       -
  Bonus                                       41        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                1,504        -           -       -       9,824        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          1,485        -           -       -       9,884        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $1,485        -           -       -       9,884        -           -       -
---------------------------------------------------------------------------------------------------------------------------

            See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                            FRANKLIN GLOBAL COMMUNICATIONS                FRANKLIN GLOBAL HEALTH
                                                    SECURITIES FUND                        CARE SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $4,675   19,074           6       8        (249)    (110)         (2)      -
  Realized gains (losses) on investments,
     net                                 191,651     130,766      44          23    1,309        (444)     39         -
  Net change in unrealized appreciation
   (depreciation) on investments        (308,504) 108,627        (171)     70      10,974     (413)         96       8
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                    (112,178) 258,467        (121)     101      12,034    (967)        133       8
---------------------------------------------------------------------------------------------------------------------------
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        4,096    7,189         257     416         790      605         149      79
  Transfers between funds                 17,794  (11,957)         59     (27)     17,423    5,476          24      (4)
  Surrenders and terminations           (142,945)(254,941)         (5)     (2)     (2,815)  (3,102)         (3)      -
  Rescissions                               (463)    (402)          -       -         (43)      (4)         (4)      -
  Bonus                                        -        -           -       -           -        -           -       -
  Other transactions (note 2)                170      477           -       -          (4)      (4)          -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions             (121,347)(259,634)        311     387      15,351    2,971         166      75
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (233,525)  (1,167)        190     488      27,385    2,004         299      83
Net assets at beginning of period        902,924  904,091         488       -      10,600    8,596          83       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $669,399  902,924         678     488      37,985   10,600         382      83
---------------------------------------------------------------------------------------------------------------------------

   See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                       FRANKLIN                                  FRANKLIN
                                                GROWTH AND INCOME FUND                       HIGH INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $23,202   24,294          25      16      (1,464)  72,685          (2)    104
  Realized gains (losses) on investments,
     net                                  97,089     180,951      60          35  (32,925)     (2,133)    (65)     (47)
  Net change in unrealized appreciation
   (depreciation) on investments         (53,904)(203,466)         65     (57)     22,880  (74,035)         40     (58)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                       66,387   1,779         150       (6)    (11,509) (3,483)        (27)      (1)
---------------------------------------------------------------------------------------------------------------------------
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        4,124   19,789         740   1,433       1,688    9,648         300     226
  Transfers between funds                (48,513)   2,508         (20)     (6)    (25,941) (15,589)       (229)    274
  Surrenders and terminations           (164,230)(350,638)       (311)   (638)    (53,888)(111,758)        (49)    (52)
  Rescissions                               (187)    (841)        (22)      -        (204)  (1,076)          -       -
  Bonus                                        -        -          14       -           -        -           -       -
  Other transactions (note 2)                658      663           -       -         178      450           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions             (208,148)(328,519)        401     789     (78,166)(118,325)         22     448
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (141,761)(326,740)        551     783     (89,675)(121,808)         (5)    447
Net assets at beginning of period        876,3201,203,060         783       -     284,668  406,476         447       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $734,559  876,320       1,334     783     194,993  284,668         442     447
---------------------------------------------------------------------------------------------------------------------------

     See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                       FRANKLIN                                  FRANKLIN
                                                INCOME SECURITIES FUND               LARGE CAP GROWTH SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $55,327   62,233         112      39      (2,479)  (3,045)         (7)     (4)
  Realized gains (losses) on investments
     net                                   17,866      45,777       -          16   35,651  14,374         140       94
  Net change in unrealized appreciation
   (depreciation) on investments          14,290 (135,753)         93     (85)     28,107   74,106         (20)     84
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                       87,483 (27,743)        205      (30)     61,279  85,435           113     174
---------------------------------------------------------------------------------------------------------------------------
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        2,780   13,764         288   1,302       4,772   13,426         579   1,518
  Transfers between funds                (47,325) (63,205)        (25)     29      60,343  176,862         335      42
  Surrenders and terminations           (139,195)(306,495)       (281)     (3)    (58,690)(101,959)       (168)   (924)
  Rescissions                               (543)  (1,138)          -       -        (265)    (311)          -    (274)
  Bonus                                        -        -           -       -           -        -           -       -
  Other transactions (note 2)                207      831           -       -         543      409           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions             (184,076)(356,243)        (18)  1,328       6,703   88,427         746     362
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (96,593)(383,986)        187   1,298      67,982  173,862         859     536
Net assets at beginning of period        717,6111,101,597       1,298       -     378,340  204,478         536       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $621,018  717,611       1,485   1,298     446,322  378,340       1,395     536
---------------------------------------------------------------------------------------------------------------------------

          See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                       FRANKLIN                         FRANKLIN NATURAL RESOURCES
                                                   MONEY MARKET FUND                          SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $8,985   11,206         218      83        (172)      66          (1)      1
  Realized gains (losses) on investments,
     net                                     -           -        -         -       1,288    (9,180)        2       (11)
  Net change in unrealized appreciation
   (depreciation) on investments              44        -          (1)      -       8,427   20,689          18       1
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                             9,029  11,206         217       83       9,543  11,575           19      (9)
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        8,988   20,759       3,024   8,461         486      774           2      61
  Transfers between funds                 26,810  219,635      (1,872)    132       1,159   (4,496)         (7)     16
  Surrenders and terminations           (135,128)(302,030)       (187)   (103)     (7,308) (10,569)          -       -
  Rescissions                             (1,046)    (236)          -       -           -     (122)          -       -
  Bonus                                        -        -           -       -           -        -           -       -
  Other transactions (note 2)              5,163    7,023       2,769       -           5        9           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions              (95,212) (54,849)      3,734   8,490      (5,658) (14,404)         (5)     77
Increase (decrease) in net assets        (86,183) (43,643)      3,951   8,573       3,885   (2,829)         14      68
Net assets at beginning of period        337,292  380,935       8,573       -      39,382   42,211          68       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $251,109  337,292      12,524   8,573      43,267   39,382          82      68
---------------------------------------------------------------------------------------------------------------------------

        See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                       FRANKLIN                                  FRANKLIN
                                                   REAL ESTATE FUND                  RISING DIVIDENDS SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $ 8,271   14,093          34       4       3,553      968           4       2
  Realized gains (losses) on investments,
     net                                   (385)     22,522        51       7      43,606     121,634     (46)       52
  Net change in unrealized appreciation
   (depreciation) on investments          24,007  (51,341)         51       -     (34,965)(184,821)         53     (77)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                       31,893  (14,726)        136       11      12,194 (62,219)         11     (23)
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        1,990    2,486         239     294       1,622    8,831         273     569
  Transfers between funds                 (7,849) (33,804)        (63)    138     (40,457) (38,314)          5       1
  Surrenders and terminations            (28,960) (71,155)         (5)      -     (76,297)(185,182)       (132)     (1)
  Rescissions                               (105)    (290)          -       -        (169)    (427)        (20)      -
  Bonus                                        -        -           -       -           -        -          10       -
  Other transactions (note 2)                 50       72           -       -         192      336           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions              (34,874)(102,691)        171     432    (115,109)(214,756)        136     569
Increase (decrease) in net assets         (2,981)(117,417)        307     443    (102,915)(276,975)        147     546
Net assets at beginning of period        147,870  265,287         443       -     406,424  683,399         546       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $144,889  147,870         750     443     303,509  406,424         693     546
---------------------------------------------------------------------------------------------------------------------------

    See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                   FRANKLIN S&P 500                              FRANKLIN
                                                      INDEX FUND                              SMALL CAP FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $(364)     (14)          -       -      (5,235)  (2,935)        (12)     (2)
  Realized gains (losses) on investments,
      net                                     34           -       -           -   88,566   15,548        367        3
  Net change in unrealized appreciation
   (depreciation) on investments            (157)     386           -       -     (56,780) 211,659        (246)    284
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                        (487)    372           -        -      26,551  224,272         109     285
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        1,771      279           -       -       6,160    6,050       2,719     238
  Transfers between funds                 31,841   13,708           -       -      27,996   15,164       1,457     460
  Surrenders and terminations             (4,868)    (191)          -       -     (63,080) (82,185)       (407)      -
  Rescissions                                (45)       -           -       -        (168)    (195)        (47)      -
  Bonus                                        -        -           -       -           -        -         101       -
  Other transactions (note 2)                 50        -           -       -          75      414      (1,336)      -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions               28,750   13,796           -       -     (29,017) (60,752)      2,487     698
Increase (decrease) in net assets         28,263   14,168           -       -      (2,466) 163,520       2,596     983
Net assets at beginning of period         14,168        -           -       -     463,300  299,780         983       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $42,431   14,168           -       -     460,834  463,300       3,579     983
---------------------------------------------------------------------------------------------------------------------------


           See accompanying  notes to unaudited  financial   statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                  FRANKLIN TECHNOLOGY                    FRANKLIN U.S. GOVERNMENT
                                                    SECURITIES FUND                                FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $(25)       -           -       -      (4,012)  66,246         (13)    243
  Realized gains (losses) on investments,
    net                                       42           -       -           -   (8,992)      3,396     (94)     (20)
  Net change in unrealized appreciation
   (depreciation) on investments             420        -           -       -      36,344  (82,778)        210    (250)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                          437       -           -        -      23,340 (13,136)         103     (27)
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                          290        -           -       -       2,175   10,213       1,280   1,811
  Transfers between funds                  9,226        -           -       -     (14,885)    (634)       (651)    357
  Surrenders and terminations               (258)       -           -       -     (81,599)(173,064)        (17)   (277)
  Rescissions                                (85)       -           -       -        (471)  (1,184)          -       -
  Bonus                                        -        -           -       -           -        -          58       -
  Other transactions (note 2)                  -        -           -       -         181      489           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                9,173        -           -       -     (94,599)(164,180)        670   1,891
Increase (decrease) in net assets          9,610        -           -       -     (71,259)(177,316)        773   1,864
Net assets at beginning of period              -        -           -       -     460,288  637,604       1,864       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $9,610        -           -       -     389,029  460,288       2,637   1,864
---------------------------------------------------------------------------------------------------------------------------

     See accompanying  notes to unaudited  financial   statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                    FRANKLIN VALUE                               FRANKLIN
                                                    SECURITIES FUND                       ZERO COUPON FUND - 2000
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $(72)    (133)         (1)     (1)       (498)   9,221           -       -
  Realized gains (losses) on investments,
     net                                      287    (411)         (5)         (7)    (906)   1,927          -       -
  Net change in unrealized appreciation
   (depreciation) on investments           1,838      309          17       -       3,045  (10,114)          -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                       2,053    (235)         11       (8)      1,641   1,034            -       -
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                          327    1,041           4     396         150      523           -       -
  Transfers between funds                  1,763    4,224          20      (1)     (3,052)     486           -       -
  Surrenders and terminations             (2,677)  (3,083)          -    (258)    (12,374) (20,950)          -       -
  Rescissions                                (31)      (2)          -       -           -      (12)          -       -
  Bonus                                        -        -           -       -           -        -           -       -
  Other transactions (note 2)              3,046        4           -       -          16      120           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                2,428    2,184          24     137     (15,260) (19,833)          -       -
Increase (decrease) in net assets          4,481    1,949          35     129     (13,619) (18,799)          -       -
Net assets at beginning of period         10,614    8,665         129       -      59,369   78,168           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $15,095   10,614         164     129      45,750   59,369           -       -
---------------------------------------------------------------------------------------------------------------------------

              See accompanying  notes to unaudited  financial   statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                       FRANKLIN                                  FRANKLIN
                                                ZERO COUPON FUND - 2005                   ZERO COUPON FUND - 2010
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $(523)   7,179          -       -        (515)   7,708            -       -
  Realized gains (losses) on investments,
       net                                    757   1,779         -           -   (2,771)     2,444          -       -
  Net change in unrealized appreciation
   (depreciation) on investments           2,628  (14,138)          -       -       7,293  (21,090)          -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                        2,862  (5,180)          -        -       4,007 (10,938)         -        -
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                           95    1,800           -       -         456    2,617           -       -
  Transfers between funds                 (2,306)   2,677           -       -      (3,992)   4,159           -       -
  Surrenders and terminations             (8,639) (15,202)          -       -     (10,330) (20,612)          -       -
  Rescissions                                  -     (104)          -       -          (2)     (91)          -       -
  Bonus                                        -        -           -       -           -        -           -       -
  Other transactions (note 2)                 (9)     160           -       -          (5)     235           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions              (10,859) (10,669)          -       -     (13,873) (13,692)          -       -
Increase (decrease) in net assets         (7,997) (15,849)          -       -      (9,866) (24,630)          -       -
Net assets at beginning of period         59,429   75,278           -       -      60,727   85,357           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $51,432   59,429           -       -      50,861   60,727           -       -
---------------------------------------------------------------------------------------------------------------------------

         See accompanying  notes to unaudited  financial    statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                      J.P. MORGAN                               J.P. MORGAN
                                         INTERNATIONAL OPPORTUNITIES PORTFOLIO       U.S. DISCIPLINED EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $  -        -           -       -           -        -           -       -
  Realized gains (losses) on investments, net  -        -            -      -        1           -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             (17)       -           -       -         (20)       -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                          (17)      -           -        -         (19)      -            -       -
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                          285        -           -       -         500        -           -       -
  Transfers between funds                     34        -           -       -          33        -           -       -
  Surrenders and terminations                  -        -           -       -          (1)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Bonus                                        5        -           -       -          23        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                  324        -           -       -         555        -           -       -
Increase (decrease) in net assets            307        -           -       -         536        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                 $307        -           -       -         536        -           -       -
---------------------------------------------------------------------------------------------------------------------------

         See accompanying  notes to unaudited  financial   statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                   MUTUAL DISCOVERY                            MUTUAL SHARES
                                                    SECURITIES FUND                           SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $3,475    2,765          10       4       6,535    5,047          25       6
  Realized gains (losses) on investments,
    net                                    5,113         877      22           -   18,114      10,361      37       (2)
  Net change in unrealized appreciation
   (depreciation) on investments           5,045   33,265           1      48      (1,872)  32,828          60      41
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                       13,633  36,907          33       52      22,777  48,236         122      45
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        1,094    4,740         407     385       3,108   12,231         955     989
  Transfers between funds                  2,258  (12,243)         77       2     (24,619)   6,540          23     (28)
  Surrenders and terminations            (25,737) (50,318)       (139)    (28)    (53,083)(100,497)        (70)    (31)
  Rescissions                                (19)    (231)        (14)      -      (1,869)    (809)          -       -
  Bonus                                        -        -           2       -           -        -           3       -
  Other transactions (note 2)                199      210           -       -          91      636           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions              (22,205) (57,842)        333     359     (76,373) (81,899)        911     930
Increase (decrease) in net assets         (8,572) (20,935)        366     411     (53,596) (33,663)      1,033     975
Net assets at beginning of period        190,494  211,429         411       -     420,387  454,050         975       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $181,922  190,494         777     411     366,791  420,387       2,008     975
---------------------------------------------------------------------------------------------------------------------------

      See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                  OPPENHEIMER GLOBAL                            OPPENHEIMER
                                                  SECURITIES FUND/VA                        HIGH INCOME FUND/VA
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $ (2)       -           -       -          (3)       -           -       -
  Realized gains (losses) on investments, net (3)          -       -           -        -           -       -        -
  Net change in unrealized appreciation
   (depreciation) on investments             (78)       -           -       -           4        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                           (83)      -           -        -           1       -            -       -
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        2,316        -           -       -         858        -           -       -
  Transfers between funds                    280        -           -       -          21        -           -       -
  Surrenders and terminations                 (8)       -           -       -         (19)       -           -       -
  Rescissions                                (17)       -           -       -           -        -           -       -
  Bonus                                      107        -           -       -          42        -           -       -
  Other transactions (note 2)                  2        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                2,680        -           -       -         902        -           -       -
Increase (decrease) in net assets          2,597        -           -       -         903        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $2,597        -           -       -         903        -           -       -
---------------------------------------------------------------------------------------------------------------------------

       See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                      OPPENHEIMER                                PIMCO VIT
                                          MAIN STREET GROWTH & INCOME FUND/VA              HIGH YIELD PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $ (6)       -           -       -          (4)       -           -       -
  Realized gains (losses) on investments, net  -           -       -        -           1        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             (72)       -           -       -          (5)       -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                          (78)      -           -        -          (8)      -            -       -
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        3,339        -           -       -         378        -           -       -
  Transfers between funds                    493        -           -       -          39        -           -       -
  Surrenders and terminations                (13)       -           -       -           -        -           -       -
  Rescissions                                (36)       -           -       -           -        -           -       -
  Bonus                                      170        -           -       -           1        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                3,953        -           -       -         418        -           -       -
Increase (decrease) in net assets          3,875        -           -       -         410        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $3,875        -           -       -         410        -           -       -
---------------------------------------------------------------------------------------------------------------------------

             See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                       PIMCO VIT                                 PIMCO VIT
                                        STOCKSPLUS GROWTH AND INCOME PORTFOLIO          TOTAL RETURN BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $  -        -           -       -       (8)       -           -       -
  Realized gains (losses) on investments, net  1         -          -       -        -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             (23)       -           -       -         5        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                           (22)      -           -        -         (3)      -            -       -
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                          523        -           -       -       1,030        -           -       -
  Transfers between funds                     28        -           -       -         147        -           -       -
  Surrenders and terminations                  -        -           -       -          (5)       -           -       -
  Rescissions                                (18)       -           -       -           -        -           -       -
  Bonus                                       19        -           -       -          63        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                  552        -           -       -       1,235        -           -       -
Increase (decrease) in net assets            530        -           -       -       1,232        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                 $530        -           -       -       1,232        -           -       -
---------------------------------------------------------------------------------------------------------------------------

        See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                       SELIGMAN                                  SELIGMAN
                                                GLOBAL TECHNOLOGY FUND                     SMALL-CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $ (7)       -           -       -           1        -           -       -
  Realized gains (losses) on investments, net (4)       -           -       -           1        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments            (408)       -           -       -          10        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                          (419)      -           -        -          12       -            -       -
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        3,600        -           -       -         958        -           -       -
  Transfers between funds                    388        -           -       -          (7)       -           -       -
  Surrenders and terminations                (38)       -           -       -          (5)       -           -       -
  Rescissions                                (58)       -           -       -          (1)       -           -       -
  Bonus                                       97        -           -       -          53        -           -       -
  Other transactions (note 2)                  7        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                3,996        -           -       -         998        -           -       -
Increase (decrease) in net assets          3,577        -           -       -       1,010        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $3,577        -           -       -       1,010        -           -       -
---------------------------------------------------------------------------------------------------------------------------

        See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                      TEMPLETON                            TEMPLETON DEVELOPING
                                                  ASSET STRATEGY FUND                     MARKETS SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $(460)   3,412           -       3        (289)     947          (2)     (2)
  Realized gains (losses) on investments,
    net                                     (590)      4,511      (1)          3   (4,718) (14,723)        228       263
  Net change in unrealized appreciation
   (depreciation) on investments          (1,099)  (4,595)         (2)     (2)    (34,509)  81,897         (63)     18
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                        (2,149)  3,328          (3)       4     (39,516) 68,121         163     279
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                          790    2,689          30      49       1,488    3,440         370     286
  Transfers between funds                 (4,445)  (9,378)        (17)     (1)     (6,700)  (9,648)       (304)   (223)
  Surrenders and terminations             (7,926) (15,871)          -       -     (26,754) (38,588)        (32)      -
  Rescissions                                (39)     (18)          -       -        (165)    (160)         (6)      -
  Bonus                                        -        -           -       -           -        -           3       -
  Other transactions (note 2)                 76       82           -       -          63      144           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions              (11,544) (22,496)         13      48     (32,068) (44,812)         31      63
Increase (decrease) in net assets        (13,693) (19,168)         10      52     (71,584)  23,309         194     342
Net assets at beginning of period         57,892   77,060          52       -     179,097  155,788         342       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $44,199   57,892          62      52     107,513  179,097         536     342
---------------------------------------------------------------------------------------------------------------------------

    See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                   TEMPLETON GLOBAL                              TEMPLETON
                                                INCOME SECURITIES FUND                    GROWTH SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $(619)   6,830          (3)     19       4,208    5,264           6       3
  Realized gains (losses) on investments,
     net                                   (3,337)     (2,393)     (1)          -   78,673     101,368     182      317
  Net change in unrealized appreciation
   (depreciation) on investments           1,489  (12,888)        (14)    (22)   (113,471)  10,044        (112)     45
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                      (2,467) (8,451)        (18)      (3)    (30,590)  116,676         76     365
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                          336    1,398         108     458       4,528   16,744         842   2,020
  Transfers between funds                 (4,848)  (8,236)          -     (14)     (8,011) (13,275)       (146)   (128)
  Surrenders and terminations            (15,751) (39,664)        (14)      -    (108,840)(161,240)       (175)   (873)
  Rescissions                               (140)    (419)          -       -        (116)    (482)        (27)    (59)
  Bonus                                        -        -           -       -           -        -           8       -
  Other transactions (note 2)                 54       42           -       -          52      420           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions              (20,349) (46,879)         94     444    (112,387)(157,833)        502     960
Increase (decrease) in net assets        (22,816) (55,330)         76     441    (142,977) (41,157)        578   1,325
Net assets at beginning of period         81,224  136,554         441       -     667,351  708,508       1,325       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $58,408   81,224         517     441     524,374  667,351       1,903   1,325
---------------------------------------------------------------------------------------------------------------------------

     See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                       TEMPLETON                          TEMPLETON INTERNATIONAL
                                             INTERNATIONAL SECURITIES FUND                SMALLER COMPANIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $(6,185)  32,620         (37)    114         157      341          (2)     (3)
  Realized gains (losses) on investments,
     net                                  170,977  79,885         555     926          229   (948)          235      137
  Net change in unrealized appreciation
   (depreciation) on investments        (215,681)   51,890        (240)    120        (396)   4,893          (2)      2
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                       (50,889)  164,395         278    1,160         (10)  4,286       231       136
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                        2,633    5,997         459   2,908         309      527         133      52
  Transfers between funds                 (7,555) (63,759)      1,706    (870)      1,859   (1,842)       (231)   (133)
  Surrenders and terminations           (128,896)(277,851)       (218)      -      (3,862)  (4,601)        (22)      -
  Rescissions                               (450)  (2,015)         (6)      -         (32)      (6)         (6)      -
  Bonus                                        -        -           -       -           -        -           -       -
  Other transactions (note 2)                137    1,165      (1,380)      -          20       39           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions             (134,131)(336,463)        561   2,038      (1,706)  (5,883)       (126)    (81)
Increase (decrease) in net assets       (185,020)(172,068)        839   3,198      (1,716)  (1,597)        105      55
Net assets at beginning of period        727,422  899,490       3,198       -      22,279   23,876          55       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $542,402  727,422       4,037   3,198      20,563   22,279         160      55
---------------------------------------------------------------------------------------------------------------------------

    See accompanying  notes to unaudited  financial       statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                       TEMPLETON                               USALLIANZ VIP
                                            PACIFIC GROWTH SECURITIES FUND                DIVERSIFIED ASSETS FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $(673)    (393)         (2)      -           -        -          40       -
  Realized gains (losses) on investments,
       net                                (5,441)     (3,508)      86      38           -        -          (5)      -
  Net change in unrealized appreciation
   (depreciation) on investments          (9,213)  33,561         (23)      1           -        -         (79)      1
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
                 from operations         (15,327) 29,660          61       39           -       -          (44)      1
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                          669    1,373         131     104           -        -         302       -
  Transfers between funds                 (4,676)  (3,365)       (111)    (32)          -        -       1,662     102
  Surrenders and terminations            (15,698) (30,514)        (37)      -           -        -        (127)      -
  Rescissions                                (26)     (39)         (6)      -           -        -           -       -
  Bonus                                        -        -           1       -           -        -           1       -
  Other transactions (note 2)                 46       32           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions              (19,684) (32,513)        (22)     72           -        -       1,838     102
Increase (decrease) in net assets        (35,011)  (2,853)         39     111           -        -       1,794     103
Net assets at beginning of period         88,945   91,798         111       -           -        -         103       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $53,934   88,945         150     111           -        -       1,897     103
---------------------------------------------------------------------------------------------------------------------------

       See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                     USALLIANZ VIP                             USALLIANZ VIP
                                                   FIXED INCOME FUND                     GLOBAL OPPORTUNITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $  -        -          20       -           -        -         (11)      -
  Realized gains (losses) on investments, net  -           -      18           -        -           -       -        -
  Net change in unrealized appreciation
   (depreciation) on investments               -        -          (8)     (2)          -        -          (7)      -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                             -       -          30       (2)          -       -          (18)     -
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                            -        -          95       -           -        -          90       -
  Transfers between funds                      -        -         889     131           -        -           8       -
  Surrenders and terminations                  -        -        (112)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Bonus                                        -        -           5       -           -        -           2       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                    -        -         877     131           -        -         100       -
Increase (decrease) in net assets              -        -         907     129           -        -          82       -
Net assets at beginning of period              -        -         129       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                 $  -        -       1,036     129           -        -          82       -
---------------------------------------------------------------------------------------------------------------------------

             See accompanying  notes to unaudited  financial  statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                     USALLIANZ VIP                             USALLIANZ VIP
                                                      GROWTH FUND                            MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $  -        -           4       -           -        -           4       -
  Realized gains (losses) on investments, net  -           -       7           -        -        -        (1)       -
  Net change in unrealized appreciation
   (depreciation) on investments               -        -         (22)     14           -        -          (1)      -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
                 from operations               -       -         (11)      14           -       -            2       -
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                            -        -         193       -           -        -       8,819       -
  Transfers between funds                      -        -         909     325           -        -      (2,190)      -
  Surrenders and terminations                  -        -         (73)     (8)          -        -          (4)      -
  Rescissions                                  -        -           -       -           -        -        (242)      -
  Bonus                                        -        -           5       -           -        -         398       -
  Other transactions (note 2)                  -        -          16       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                    -        -       1,050     317           -        -       6,781       -
Increase (decrease) in net assets              -        -       1,039     331           -        -       6,783       -
Net assets at beginning of period              -        -         331       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                 $  -        -       1,370     331           -        -       6,783       -
---------------------------------------------------------------------------------------------------------------------------

             See accompanying  notes to unaudited  financial   statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                    VAN KAMPEN LIT                            VAN KAMPEN LIT
                                                 ENTERPRISE PORTFOLIO                    GROWTH & INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                               CLASS 1              CLASS 2             CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $  2        -           -       -           3        -           -       -
  Realized gains (losses) on investments, net  1        -           -       -            -        -          -       -
  Net change in unrealized appreciation
   (depreciation) on investments             (30)       -           -       -          37        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                         (27)      -           -        -          40       -            -       -
 Contract  transactions  - All  Products  (See  Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                          671        -           -       -         823        -           -       -
  Transfers between funds                    101        -           -       -          88        -           -       -
  Surrenders and terminations                 (6)       -           -       -          (2)       -           -       -
  Rescissions                                  -        -           -       -         (11)       -           -       -
  Bonus                                       34        -           -       -          45        -           -       -
  Other transactions (note 2)                  2        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                  802        -           -       -         943        -           -       -
Increase (decrease) in net assets            775        -           -       -         983        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                 $775        -           -       -         983        -           -       -
---------------------------------------------------------------------------------------------------------------------------

     See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                                                              TOTAL ALL FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                                                                        CLASS 1             CLASS 2
---------------------------------------------------------------------------------------------------------------------------
                                                                                     2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                   $ 93,467  345,556        413     637
  Realized gains (losses) on investments, net                                      697,305  704,602      1,855   1,827
  Net change in unrealized appreciation
   (depreciation) on investments                                                  (675,402)(129,779)      (307)    184
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                              115,370  920,379      1,961   2,648
 Contract transactions - All Products (See Notes 5, 6, 7, & 8 for detail by product):
  Purchase payments                                                                100,940  169,240     22,788  24,055
  Transfers between funds                                                           53,686  187,582      1,308     542
  Surrenders and terminations                                                   (1,390,545)(2,732,370)  (2,588) (3,198)
  Rescissions                                                                       (7,553) (10,614)      (400)   (333)
  Bonus                                                                              1,533        -        611       -
  Other transactions (note 2)                                                       11,371   14,458         69       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                                                     (1,230,569)(2,371,704)  21,788  21,066
Increase (decrease) in net assets                                               (1,115,199)(1,451,325)  23,749  23,714
Net assets at beginning of period                                                7,692,2109,143,535     23,714       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                     $6,577,0117,692,210     47,463  23,714
---------------------------------------------------------------------------------------------------------------------------

     See accompanying  notes to unaudited  financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
of Allianz Life Insurance Company of North America
Notes to Financial Statements
September 30, 2000 (unaudited)

1. Organization
Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, PIMCO Insurance Trust, Seligman Portfolios, Inc., USAllianz Variable Insurance Products Trust, and Van Kampen Life Investment Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.

Portfolio                                        Investment Adviser
-------------------------------------------------------------------
AIM VI Capital Appreciation Fund                 AIM Advisors, Inc.
AIM VI Growth Fund                               AIM Advisors, Inc.
AIM VI International Equity Fund                 AIM Advisors, Inc.
AIM VI Value Fund                                AIM Advisors, Inc.
Alger American Growth Portfolio                  Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio        Fred Alger Management, Inc.
Alger American MidCap Growth Portfolio           Fred Alger Management, Inc.
Alger American Small Capitalization Portfolio    Fred Alger Management, Inc.
Davis VA Financial Portfolio                     Davis Selected Advisers, LP
Davis VA Real Estate Portfolio                   Davis Selected Advisers, LP
Davis VA Value Portfolio                         Davis Selected Advisers, LP
Franklin Aggressive Growth Securities Fund       Franklin Advisory Services, LLC
Franklin Global Communications Securities Fund   Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund      Franklin Advisers, Inc.
Franklin Growth and Income Fund                  Franklin Advisers, Inc.
Franklin High Income Fund                        Franklin Advisers, Inc.
Franklin Income Securities Fund                  Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund        Franklin Advisers, Inc.
Franklin Money Market Fund                       Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund       Franklin Advisers, Inc.
Franklin Real Estate Fund                        Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund        Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                      Franklin Advisers, Inc.
Franklin Small Cap Fund                          Franklin Advisers, Inc.
Franklin Technology Securities Fund              Franklin Advisers, Inc.
Franklin U.S. Government Fund                    Franklin Advisory Services, LLC
Franklin Value Securities Fund                   Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund                 Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund                 Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund                 Franklin Advisers, Inc.

ALLIANZ LIFE VARIABLE ACCOUNT B

of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

1. Organization (Continued)
Portfolio (Continued)                                    Investment Adviser (Continued)
---------------------------------------------------------------------------------------
J.P. Morgan International Opportunities Portfolio        J.P. Morgan Investment Management Inc.
J.P. Morgan US Disciplined Equity Portfolio              J.P. Morgan Investment Management Inc.
Mutual Discovery Securities Fund                         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                            Franklin Mutual Advisers, LLC
Oppenheimer Global Securities Fund/VA                    OppenheimerFunds, Inc.
Oppenheimer High Income Fund/VA                          OppenheimerFunds, Inc.
Oppenheimer Main Street Growth & Income Fund/VA          OppenheimerFunds, Inc.
PIMCO VIT High Yield Bond Portfolio                      Pacific Investment Management Company
PIMCO VIT StocksPLUS Growth and Income Portfolio         Pacific Investment Management Company
PIMCO VIT Total Return Bond Portfolio                    Pacific Investment Management Company
Seligman Global Technology Fund                          J & W Seligman & Co. Inc.
Seligman Small Cap Value Fund                            J & W Seligman & Co. Inc.
Templeton Asset Strategy Fund                            Templeton Global Advisors Limited
Templeton Developing Markets Securities Fund             Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                  Franklin Advisers, Inc.
Templeton Growth Securities Fund                         Templeton Global Advisors Limited
Templeton International Securities Fund                  Franklin Advisers, Inc.
Templeton International Smaller Companies Fund           Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund                 Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund                    Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                          Allianz of America, Inc.
USAllianz VIP Global Opportunities Fund                  Allianz of America, Inc.
USAllianz VIP Growth Fund                                Allianz of America, Inc.
USAllianz VIP Money Market Fund                          Allianz of America, Inc.
Van Kampen LIT Enterprise Portfolio                      Van Kampen Asset Management, Inc.
Van Kampen LIT Enterprise Portfolio                      Van Kampen Asset Management, Inc.

2. Significant Accounting Policies

Certain of the Franklin Templeton and USAllianz Variable Insurance Products Trust portfolios have class 2 shares which are available to Valuemark Charter, USAllianz Alterity and USAllianz Rewards contract owners.


Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investments
Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios.

ALLIANZ LIFE VARIABLE ACCOUNT B

of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

2. Significant Accounting Policies  (Continued)

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, Valuemark IV, and USAllianz Alterity deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Fund, Alger American Leveraged AllCap Fund, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

On February 1, 2000, the funds in the following table were added as available investment options for USAllianz Alterity.

AIM VI Capital Appreciation Fund                     Oppenheimer High Income Fund/VA
AIM VI International Equity Fund                     Oppenheimer Main Street Growth and Income Fund/VA
AIM VI Value Fund                                    PIMCO VIT High Yield Bond Portfolio
Alger American MidCap Growth Portfolio               PIMCO VIT StocksPLUS Growth and Income Portfolio
Alger American Small Capitalization Portfolio        PIMCO VIT Total Return Bond Portfolio
Davis VA Financial Portfolio                         Seligman Global Technology Fund
Davis VA Real Estate Portfolio                       Seligman Small-Cap Value Fund
Davis VA Value Portfolio                             USAllianz VIP Global Opportunities Fund
J.P. Morgan International Opportunities Portfolio    USAllianz VIP Money Market Fund
J.P. Morgan US Disciplined Equity Portfolio          Van Kampen LIT Enterprise Fund
Oppenheimer Global Securities Fund/VA                Van Kampen LIT Growth and Income Fund

On May 1, 2000, the Franklin Aggressive Growth Securities Fund and Franklin Technology Securities Fund were added as available investment options for Valuemark II, III and IV.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

2. Significant Accounting Policies (Continued)

Contracts in Annuity Payment Period
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.


Premium Bonus
A premium bonus is awarded to the contract owner of the USAllianz Rewards product at the time of deposit. The bonus paid is based on the following schedule.

Net Deposit               Bonus Paid
------------------------------------
$15,000 to 24,999             4%
$25,000 to 99,999             5%
$100,000 to 999,999           6%
$1,000,000 to 4.999 million   7%
$5,000,000 or more            8%

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.

Months following Deposit Amount Vested
--------------------------------------
0 to 12                       0%
13 to 24                      35%
25 to 36                      70%
37+                          100%

Expenses


Asset Based Expenses
A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                            Mortality and Expense         Administrative
Contract                         Risk Charge                  Charge
--------------------------------------------------------------------
USAllianz Alterity - Traditional    1.25%                      0.15%
USAllianz Alterity - Optional       1.55%                      0.15%
USAllianz Alterity - Enhanced       1.75%                      0.15%
USAllianz Rewards - Traditional     1.50%                      0.15%
USAllianz Rewards - Enhanced        1.70%                      0.15%
Valuemark II                        1.25%                      0.15%
Valuemark III                       1.25%                      0.15%
Valuemark IV                        1.34%                      0.15%
Valuemark Charter - Traditional     1.00%                      0.15%
Valuemark Charter - Enhanced        1.20%                      0.15%
Valuemark Income Plus               1.25%                      0.15%

ALLIANZ LIFE VARIABLE ACCOUNT B

of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


2. Significant Accounting Policies (Continued)


Contract Based Expenses
A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Valuemark IV contracts and $40 for Valuemark Charter, USAllianz Alterity and USAllianz Rewards contracts. Contract maintenance charges paid by the contract owners during the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999 were $2,562,171 and $4,426,312, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, Valuemark IV, USAllianz Alterity and USAllianz Rewards deferred annuity contracts. The amount of the contingent deferred sales charge is shown below.

                                           Contingent Deferred Sales Charge

             _______________________________________________________________________________________
----------------------------------------------------------------------------------------------------
Years Since
  Payment    Valuemark II         Valuemark III      Valuemark IV   USAllianz Alterity    USAllianz Rewards
-----------------------------------------------------------------------------------------------------------

    0-1            5%                 6%                  6%                 7%                  8.5%
    1-2            5%                 5%                  6%                 6%                  8.5%
    2-3            4%                 4%                  6%                 5%                  8.5%
    3-4            3%                 3%                  5%                 4%                  8.5%
    4-5           1.5%               1.5%                 4%                 3%                   8%
    5-6            0%                 0%                  3%                 0%                   7%
    6-7             -                  -                  2%                  -                   5%
    7-8             -                  -                  0%                  -                   4%
    8-9             -                  -                   -                  -                   3%
   9-10             -                  -                   -                  -                   0%
    10+             -                  -                   -                  -                    -

Total contingent deferred sales charges paid by the contract owners during the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999 were $8,450,269 and $16,657,195, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, Valuemark IV, USAllianz Alterity, and USAllianz Rewards deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999 were $111,910 and $153,188, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999 were $54,994,115 and $188,123,947, respectively.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


2. Significant Accounting Policies (Continued)

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

 3. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes..

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

 4. Purchases and Sales of Investments (in thousands)

 The cost of purchases and proceeds from sales of investment for the nine-month period ended September 30, 2000 (unaudited) are as follows:.


                                                              Cost of              Proceeds from
                                                             Purchases                 Sales

                                                         ______________          ______________
-----------------------------------------------------------------------------------------------
Aim V.I. Capital Appreciation Fund                      $       4,039          $           60
Aim V.I. Growth Fund                                           57,343                   3,728
Aim V.I. International Equity Fund                              1,757                      36
Aim V.I. Value Fund                                             2,809                      59
Alger American Growth Portfolio                                45,230                   9,131
Alger American Leveraged AllCap Portfolio                      30,168                   9,985
Alger American MidCap Growth Portfolio                          2,587                       8
Alger American Small Capitalization Portfolio                     585                       4
Davis VA Financial Portfolio                                      660                      23
Davis VA Real Estate Portfolio                                  1,239                     262
Davis VA Value Portfolio                                        1,504                     130
Franklin Aggressive Growth Securities Fund                      9,806                     916
Franklin Global Communications Securities Fund                685,201                 145,690
Franklin Global Health Care Securities Fund                    26,909                    9,716
Franklin Growth and Income Securities Fund                    709,726                 226,012
Franklin High Income Fund                                     249,650                 125,757
Franklin Income Securities Fund                               639,000                 195,357
Franklin Large Cap Growth Securities Fund                     310,932                  55,737
Franklin Money Market Fund                                    263,851               1,026,397
Franklin Natural Resources Securities Fund                     35,496                  23,489
Franklin Real Estate Fund                                     150,626                  45,583
Franklin Rising Dividends Securities Fund                     349,886                 122,656
Franklin S&P 500 Index Fund                                    42,215                  12,024
Franklin Small Cap Fund                                       302,295                 192,503
Franklin Technology Securities Fund                             9,201                     788
Franklin U.S. Government Fund                                 404,744                 107,618

ALLIANZ LIFE VARIABLE ACCOUNT B

of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

 4. Purchases and Sales of Investments (in thousands) (continued)

                                                              Cost of              Proceeds from
                                                             Purchases                 Sales
                                                         ______________          ______________
-----------------------------------------------------------------------------------------------
Franklin Value Securities Fund                            $    13,556            $      8,976
Franklin Zero Coupon - 2000                                    49,094                  15,877
Franklin Zero Coupon - 2005                                    52,511                  13,027
Franklin Zero Coupon - 2010                                    53,934                  29,902
J.P. Morgan International Opportunities Fund                      324                       3
J.P. Morgan U.S. Disciplined Equity Fund                          556                        1
Mutual Discovery Securities Fund                              151,867                  30,840
Mutual Shares Securities Fund                                 320,650                  87,482
Oppenheimer Global Securities Fund/VA                           2,677                      52
Oppenheimer High Income Fund/VA                                   902                      31
Oppenheimer Main Street Growth and Income Fund/VA               3,953                      44
PIMCO VIT High Yield Bond Portfolio                               423                       9
PIMCO VIT StocksPLUS Growth and Income Portfolio                  553                      45
PIMCO VIT Total Return Bond Portfolio                           1,231                      15
Seligman Global Technology Fund                                 3,993                      74
Seligman Small-Cap Value Fund                                   1,000                      36
Templeton Asset Strategy Fund                                  47,081                  13,274
Templeton Developing Markets Securities Fund                  131,498                 129,116
Templeton Global Income Securities Fund                        68,486                  22,241
Templeton Growth Securities Fund                              520,668                 205,624
Templeton International Securities Fund                       614,568                 447,941
Templeton International Smaller Companies  Fund                20,650                  62,899
Templeton Pacific Growth Securities Fund                       58,853                 292,710
USAllianz VIP Diversified Assets Fund                           1,981                     174
USAllianz VIP Fixed Fund                                        1,055                   8,301
USAllianz VIP Global Opportunities Fund                            89                       4
USAllianz VIP Growth Fund                                       1,389                     190
USAllianz VIP Money Market Fund                                 6,783                   2,600
Van Kampen LIT Enterprise Portfolio                               803                       6
Van Kampen LIT Growth and Income Portfolio                        942                      12
                                                         ______________          ______________
-----------------------------------------------------------------------------------------------
Total                                                     $ 6,469,528            $  3,685,169
                                                         ______________          ______________
-----------------------------------------------------------------------------------------------
                                                         ______________          ______________
-----------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

5. CONTRACT TRANSACTIONS - Valuemark II, III, and IV Accumulation DOLLAR AND Unit Activity (In thousands)

Transactions in dollars and units for each fund for the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999 were as follows:

                                                                                                                   FRANKLIN
                                                   AIM V.I.        ALGER AMERICAN       ALGER AMERICAN   AGGRESSIVE GROWTH
                                                  GROWTH FUND        GROWTH FUND     LEVERAGED ALLCAP FUNDSECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                                Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III Contract transactions - 1999:
 Purchase payments                            $   27         3    $     6        1     $   1        -    $  -          -
 Transfers between funds                       5,530       529      5,632      539       3,765     341        -        -
 Surrenders and terminations                     (61)       (6)        (3)      -         (9)       (1)       -        -
 Rescissions                                      -         -          -        -         -         -         -        -
 Bonus                                            -         -          -        -         -         -         -        -
 Other transactions                               -         -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $5,496       526    $ 5,635      540     $3,757      340   $  -          -
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):


 PURCHASE PAYMENTS                            $  785        67    $   281       25     $ 192        15   $    27        2
 Transfers between funds                       26,518     2,260     17,769    1,595      11,213     819       6,684   561
 Surrenders and terminations                   (2,836)    (253)     (2,032)   (192)      (1,439)    (119)     (79)    (7)
 Rescissions                                    (165)      (14)       (11)      (1)       -         -         -        -
 Bonus                                            -         -          -        -         -         -         -        -
 Other transactions                               (3)       -           2       -          4        -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
   (unaudited):                                $24,299     2,060   $16,009     1,427   $9,970      715    $6,632     556
---------------------------------------------------------------------------------------------------------------------------

     Valuemark IV Contract transactions - 1999:
 Purchase payments                            $   50         5    $   215       20     $   8         1   $  -          -
 Transfers between funds                       3,764       360      4,119      396       3,078     277        -        -
 Surrenders and terminations                     (18)       (2)       (10)      (1)       (9)       (1)       -        -

 RESCISSIONS                                      -         -          -        -         -         -         -        -
 Bonus                                            -         -          -        -         -         -         -        -
 Other transactions                               -         -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $3,796       363    $ 4,324      415     $3,077      277   $  -         -
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $1,568       136    $   873       78     $ 576        45   $   364       32
 Transfers between funds                       19,925     1,717     12,412    1,123      9,433     733     2,841      245
 Surrenders and terminations                   (1,608)   (140)     (1,310)   (118)      (1,114)    (92)      (13)     (1)
 Rescissions                                      (1)       -          -        -         -         -         -        -
 Bonus                                            -         -          -        -         -         -         -        -

 OTHER TRANSACTIONS                               41         4         14        1        15         1        -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                             $19,925      1,717  $11,989     1,084   $8,910      687      $3,192      276
---------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

5. CONTRACT  TRANSACTIONS  - Valuemark II, III, and IV  Accumulation  DOLLAR AND
Unit Activity (In thousands) (CONTINUED)

Franklin Global                                 Franklin Global       Franklin             Franklin
                                                Communications       Health Care           Growth and         High
                                                Securities Fund    Securities Fund        Income Fund       Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                                  Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III Contract transactions - 1999:
 Purchase payments                            $ 3,272       96    $   103       11   $ 8,279       191   $ 1,791       69
 Transfers between funds                       (24,958)   (870)     3,399      351     (16,044)   (589)    (18,484)  (851)


 SURRENDERS AND TERMINATIONS                   (250,550)  (8,394)   (2,835)   (314) (331,869)    (12,443) (100,108)  (4,711)
 Rescissions                                     (386)     (12)        (2)      -       (714)      (27)     (186)      (9)
 Bonus                                             -        -          -        -         -         -         -        -
 Other transactions                               476       16         (3)      -        585        22       173        8
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $(272,146)  (9,164)    $662       48    $(339,763) (12,846) $(116,814) (5,494)
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $ 1,968       43    $   144       11   $ 2,256        64   $   644       25
 Transfers between funds                        6,981      126      11,530     892     (39,923)  (1,547)   (15,508)  (747)


 SURRENDERS AND TERMINATIONS                   (138,194)  (3,608)   (2,048)   (159) (150,485)    (5,707)   (45,644)  (2,211)
 Rescissions                                     (394)     (10)       (43)      (3)     (151)       (6)      (43)      (2)
 Bonus                                             -        -          -        -         -         -         -        -
 Other transactions                               168        5         (5)      -        593        22        96        5
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                              $(129,470)   (3,444) $9,578     741     $(187,710)  (7,174) $(60,454) (2,930)
---------------------------------------------------------------------------------------------------------------------------

     Valuemark IV Contract transactions - 1999:
 Purchase payments                            $ 3,917      118    $   502       55   $11,510       390   $ 7,857      366


 TRANSFERS BETWEEN FUNDS                       13,001      433      2,077      220     18,552      696     2,895      140
 Surrenders and terminations                    (4,391)   (138)      (267)     (30)    (18,769)   (699)    (11,650)  (550)
 Rescissions                                      (16)      (1)        (2)      -       (127)       (5)     (890)     (42)
 Bonus                                             -        -          -        -         -         -         -        -
 Other transactions                                 1       -          -        -         78         3       277       13
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $12,512      412    $ 2,310      245   $11,244       385   $(1,511)     (73)
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $ 2,128       56    $   646       48   $ 1,868        71   $ 1,044       51


 TRANSFERS BETWEEN FUNDS                       10,813      271      5,893      445     (8,590)    (345)    (10,433)  (506)
 Surrenders and terminations                   (4,751)    (127)      (767)     (60)    (13,745)   (530)    (8,244)   (405)
 Rescissions                                      (69)      (2)        -        -        (36)       (2)     (161)      (8)
 Bonus                                             -        -          -        -         -         -         -        -
 Other transactions                                 2       -           1       -         65         2        82        4
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
  (unaudited):                                 $8,123      198    $5,773      433     $(20,438)   (804)  $(17,712)   (864)
---------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                  Franklin          Franklin Large        Franklin          Franklin
                                                   Income            Cap Growth          Money Market   Natural Resources
                                               Securities Fund     Securities Fund           Fund         Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                                Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------


     VALUEMARK II & III Contract transactions - 1999:
 Purchase payments                            $ 4,169      123    $ 3,422      149   $ 7,896       180   $   315       33
 Transfers between funds                      (69,103)  (2,779)   117,374    7,093   194,558    13,480    (5,419)    (549)
 Surrenders and terminations                 (294,539) (11,825)   (81,624)  (4,823) (276,520)  (18,739)   (9,951)    (992)
 Rescissions                                   (1,016)     (41)      (255)     (15)     (187)      (13)      (65)      (6)
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                               767       31        151        9     6,553       448        11        1
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $(359,722)  (14,491) $39,068    2,413   $(67,700) (4,644)  $(15,109)  (1,513)
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):


 PURCHASE PAYMENTS                            $ 1,405       44    $ 2,088       67   $ 4,722        71   $   104        8
 Transfers between funds                        (36,899)  (1,477)   38,566    1,773    32,572    1,970       663       52
 Surrenders and terminations                    (129,589)  (5,086) (44,201)   (2,002) (119,263)  (7,480)  (6,693)    (540)
 Rescissions                                     (320)     (13)       (34)      (2)     (865)      (58)       -        -
 Bonus                                             -        -          -        -         -         -         -        -
 Other transactions                               115        5        440       22     4,407       292         7       -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                             $(165,288)   (6,527)  $(3,141)  (142)   $(78,426)   (5,205)$ (5,919)  (480)
---------------------------------------------------------------------------------------------------------------------------


     Valuemark IV Contract transactions - 1999:
 Purchase payments                            $ 9,595      367    $10,004      584   $12,863       690   $   459       45
 Transfers between funds                        5,898      239      59,488    3,598    25,077    1,872       923      123
 Surrenders and terminations                   (11,956)   (463)     (20,335)  (1,175)  (25,510)  (1,698)    (618)     (61)
 Rescissions                                     (122)      (5)       (56)      (4)      (49)       (3)      (57)      (5)
 Bonus                                             -        -          -        -         -         -         -        -
 Other transactions                                64        3        258       16       470        33        (2)      -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $ 3,479      141    $49,359     3,019   $12,851      894   $   705      102
---------------------------------------------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS - 2000 (UNAUDITED):
 Purchase payments                            $ 1,375       54    $ 2,684      124   $ 4,266       286   $   382       30
 Transfers between funds                       (10,426)   (428)     21,777    1,013    (5,762)    (401)      496       35
 Surrenders and terminations                   (9,606)    (381)     (14,489)  (668)    (15,865)  (1,063)    (615)     (49)
 Rescissions                                     (223)      (9)      (231)     (11)     (181)      (12)       -        -
 Bonus                                             -        -          -        -         -         -         -        -
 Other transactions                                92        4        103        5       756        51        (2)      -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                             $(18,788)    (760)     $9,844      463    $(16,786)   (1,139)   $261      16
---------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

Franklin                                           Franklin           Franklin             Franklin
                                                 Real Estate      Rising Dividends          S&P 500         Small Cap
                                                     Fund          Securities Fund        Index Fund           Fund
---------------------------------------------------------------------------------------------------------------------------
                                                 Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------


     VALUEMARK II & III Contract transactions - 1999:
 Purchase payments                            $   790       29    $ 2,867      105   $     5         -   $ 1,798       96
 Transfers between funds                       (29,234)  (1,316)   (38,032)  (1,898)   7,594       745     8,311       38
 Surrenders and terminations                   (66,788)  (2,940)   (174,156) (8,633)    (181)      (18)   (72,615)  (4,346)
 Rescissions                                     (283)     (13)      (316)     (16)        -         -      (139)      (8)
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                46        2        221       11         -         -       302       18
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $(95,469)  (4,238)  $(209,416) (10,431)$ 7,418       727   $(62,343)  (4,202)
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $   381       15    $   928       38   $   489        45   $ 2,037       56
 Transfers between funds                       (6,051)    (277)    (29,717)  (1,582)  20,812     2,001    14,220      441
 Surrenders and terminations                   (26,413)  (1,124)   (69,484)  (3,663)  (3,790)     (367)   (52,185)  (1,722)
 Rescissions                                      (85)      (4)      (140)      (7)      (43)       (4)      (66)      (2)
 Bonus                                              -        -          -        -         -         -         -        -


 OTHER TRANSACTIONS                                54        2        172        9        27         3        88        3
---------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000
    (unaudited):                             $(32,114)   (1,388) $(98,241)  (5,205)  $17,496    1,678   $(35,906)  (1,224)
---------------------------------------------------------------------------------------------------------------------------

     Valuemark IV Contract transactions - 1999:
 Purchase payments                            $ 1,696       73    $ 5,964      284   $   274        26   $ 4,252      243
 Transfers between funds                       (4,570)    (216)      (282)     (31)    6,114       601     6,853      269
 Surrenders and terminations                   (4,367)    (191)    (11,026)   (544)      (10)       (1)   (9,570)    (546)
 Rescissions                                       (7)       -       (111)      (6)        -         -       (56)      (4)
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                26        1        115        6         -         -       112        6
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $(7,222)    (333)   $(5,340)    (291)   $6,378       626   $ 1,591      (32)
---------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $ 1,609       68    $   694       37   $ 1,282       124   $ 4,123      141
 Transfers between funds                       (1,798)     (90)    (10,740)   (588)   11,029     1,070    13,776      446
 Surrenders and terminations                   (2,547)    (109)    (6,813)    (364)   (1,078)     (104)   (10,895)   (364)
 Rescissions                                      (20)      (1)       (29)      (2)       (2)        -      (102)      (4)
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                (4)       -         20        1        23         2       (13)      (1)
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                              $(2,760)    (132)   $(16,868)  (916)    $11,254    1,092   $6,889       218
---------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                   Franklin          Franklin             Franklin             Franklin
                                                  Technology       U.S. Government           Value          Zero Coupon
                                               Securities Fund          Fund            Securities Fund     Fund - 2000
---------------------------------------------------------------------------------------------------------------------------
                                                 Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------

     VALUEMARK II & III Contract transactions - 1999:
 Purchase payments                            $  -          -     $ 2,444      130   $   326        12   $   183        9
 Transfers between funds                           -        -     (16,017)    (857)    2,439       332    (1,531)     (74)
 Surrenders and terminations                       -        -    (165,246)  (8,796)   (2,562)     (336)  (20,544)    (989)
 Rescissions                                       -        -      (1,028)     (55)       (1)       -         (4)      -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                -        -         294       16        (2)       -        117        6
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $   -          -     $(179,553)  (9,562) $  200         8   $(21,779)  (1,048)
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):

 PURCHASE PAYMENTS                            $    33        3    $ 1,259       67   $    71         4   $   147        7
 Transfers between funds                        5,044      432    (13,577)    (725)       45        17    (2,168)    (102)
 Surrenders and terminations                     (185)     (15)   (75,487)  (3,991)   (2,229)     (275)  (11,757)    (551)
 Rescissions                                      (85)      (8)       (91)      (5)      (30)       (4)        -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -        124        7     3,038       403        16        1
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                                $4,807       412    $(87,772)  (4,647)  $ 895       145    $(13,762)  (645)
---------------------------------------------------------------------------------------------------------------------------

     Valuemark IV Contract transactions - 1999:

 PURCHASE PAYMENTS                            $     -       -     $ 7,769      407   $   715        80   $   340       16
 Transfers between funds                            -       -      15,383      826     1,785       221     2,017       98
 Surrenders and terminations                        -       -      (7,818)    (418)     (521)      (66)     (406)     (20)
 Rescissions                                        -       -        (156)      (8)       (1)       -         (8)     -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -       -         195       10         6         1         3      -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $  -          -     $15,373      817    $1,984       236   $ 1,946       94
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):

 PURCHASE PAYMENTS                            $   257       23    $   916       49   $   256        32   $     3        -
 Transfers between funds                        4,182      364     (1,308)     (69)    1,718       219      (884)     (42)
 Surrenders and terminations                      (73)      (7)    (6,112)    (325)     (448)      (56)     (617)     (29)
 Rescissions                                        -        -       (380)     (20)       (1)        -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -         57        3         8         1         -        -
---------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000
   (unaudited):                                 $4,366     380    $(6,827)   (362)    $1,533      196    $(1,498)     (71)
---------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                   FRANKLIN            FRANKLIN            MUTUAL              MUTUAL
                                                 ZERO COUPON         ZERO COUPON           DISCOVERY          SHARES
                                                 FUND - 2005         FUND - 2010        SECURITIES FUND   SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                                  Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III Contract transactions - 1999:
 Purchase payments                            $   215        9    $   206        8   $   889        56   $ 2,270      134
 Transfers between funds                         (950)     (40)       225        1    (9,239)     (849)      261      (64)
 Surrenders and terminations                   (14,198)   (595)   (19,296)    (749)  (37,626)   (3,134)  (73,031)  (5,759)
 Rescissions                                      (15)      (1)        (7)      -        (62)       (5)     (653)     (52)
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                71        3        230        9       110        10       389       31
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $(14,877)   (624)   $(18,642)   (731)   $(45,928) (3,922)  $(70,764)  (5,710)
---------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $    59        2    $    56        2   $   410        23   $   850       51
 Transfers between funds                       (1,887)     (81)    (2,464)    (106)    3,124       183    (8,504)    (659)
 Surrenders and terminations                   (7,900)    (335)    (9,213)    (369)  (16,924)   (1,148)  (32,285)  (2,399)
 Rescissions                                        -        -          -        -        (2)        -    (1,665)    (126)
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                (8)       -         (6)       -        14         1        20        2
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
         (unaudited):                          $(9,736)    (414)  $(11,627)  (473)  $(13,378)    (941)   $(41,585)  (3,131)
---------------------------------------------------------------------------------------------------------------------------
Valuemark IV

CONTRACT TRANSACTIONS - 1999:
 Purchase payments                            $ 1,585       66    $ 2,411       92   $ 3,851       317   $ 9,961      780
 Transfers between funds                        3,627      152      3,934      152    (3,004)     (273)    6,279      461
 Surrenders and terminations                   (1,004)     (43)    (1,316)     (51)  (12,692)   (1,040)  (27,466)  (2,158)
 Rescissions                                      (89)      (4)       (84)      (3)     (169)      (14)     (156)     (12)
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                89        4          5       -        100         8       247       19
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $ 4,208      175    $ 4,950      190    $(11,914) (1,002)  $(11,135)   (910)
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):

 PURCHASE PAYMENTS                            $    36        2    $   400       16   $   684        48   $ 2,258      169
 Transfers between funds                         (419)     (19)    (1,528)     (60)     (866)      (59)  (16,115)  (1,235)
 Surrenders and terminations                     (739)     (32)    (1,117)     (45)   (8,813)     (614)  (20,798)  (1,566)
 Rescissions                                        -        -         (2)       -       (17)       (1)     (204)     (16)
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                (1)       -          1        -       185        13        71        6
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
   (unaudited):                               $(1,123)    (49)    $(2,246)     (89)     $(8,827)   (613)   $(34,788)(2,642)
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                   Templeton        Templeton            Templeton          Templeton
                                                Asset Strategy   Developing Markets      Global Income        Growth
                                                     Fund          Securities Fund      Securities Fund  Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                                Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III

CONTRACT TRANSACTIONS - 1999:
 Purchase payments                            $   577       21    $ 1,065      106   $   372        22   $ 3,910      176
 Transfers between funds                        (8,133)   (601)    (9,812)  (1,139)   (8,997)     (528)  (21,594)  (1,329)
 Surrenders and terminations                    (13,638)  (974)   (35,896)  (3,728)  (38,030)   (2,221) (143,382)  (8,200)
 Rescissions                                      (16)      (1)      (154)     (15)     (414)      (25)     (338)     (19)
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                43        3        131       13        37         2       309       18
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $(21,167)   (1,552) $(44,666)   (4,763) $(47,032)  (2,750) $(161,095) (9,354)
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $   233       12    $   448       34   $   219        13   $ 1,804       87


 TRANSFERS BETWEEN FUNDS                       (1,824)    (126)    (7,057)    (646)   (4,046)     (270)  (10,045)    (551)
 Surrenders and terminations                   (6,388)    (439)   (23,363)  (2,157)  (14,565)     (870)  (93,707)  (4,981)
 Rescissions                                      (39)      (3)      (129)     (11)      (76)       (5)      (46)      (3)
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                47        3         49        4        46         3        26        1
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                               $(7,971)    (553)   $(30,052)  (2,776)  $(18,422)  (1,129) $ (101,968)(5,447)
---------------------------------------------------------------------------------------------------------------------------

     Valuemark IV Contract transactions - 1999:
 Purchase payments                            $ 2,112      146    $ 2,375      232   $ 1,026        58   $12,834      706


 TRANSFERS BETWEEN FUNDS                        (1,245)    (90)       164        1       761        44     8,319      454
 Surrenders and terminations                   (2,233)    (147)    (2,692)    (269)   (1,634)      (96)  (17,858)  (1,013)
 Rescissions                                       (2)      -          (6)      (1)       (5)       -       (144)      (9)
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                39        3         13        1         5        -        111        6
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $(1,329)     (88)   $  (146)     (36)   $  153         6   $ 3,262      144
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $   557       40    $ 1,040       94   $   117         7   $ 2,724      147


 TRANSFERS BETWEEN FUNDS                       (2,621)    (189)       357        4      (802)      (49)    2,034      108
 Surrenders and terminations                   (1,538)    (110)    (3,391)    (320)   (1,186)      (74)  (15,133)    (811)
 Rescissions                                        -        -        (36)      (4)      (64)       (4)      (70)      (4)
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                29        2         14        1         8         1        26        1
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                               $(3,573)    (257)   $(2,016)   (225)    $(1,927)   (119)   $(10,419)  (559)
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                 Templeton         Templeton             Templeton       USAllianz VIP
                                                International   International Smaller   Pacific Growth  Diversified Assets
                                                Securities Fund    Companies Fund       Securities Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
                                                   Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III

CONTRACT TRANSACTIONS - 1999:
 Purchase payments                            $ 2,621      122    $   115        7   $   738        69   $  -         -
 Transfers between funds                      (63,288)  (3,285)    (1,461)    (163)   (6,774)     (499)       88        9
 Surrenders and terminations                 (269,672) (13,737)    (3,584)    (347)  (29,719)   (3,171)       -        -
 Rescissions                                   (1,975)     (99)        (3)      -        (36)       (4)       -        -
 Bonus                                              -        -          -        -         -         -         -      -
 Other transactions                             1,097       56         35        4        11         2        -      -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $(331,217)  (16,943) $(4,898)   (499)   $(35,780) (3,603)  $    88        9
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $ 1,281       47    $   115        7   $   263        23   $    43        4


 TRANSFERS BETWEEN FUNDS                       (11,970)   (511)     1,196      100    (3,776)     (312)      883       77
 Surrenders and terminations                   (122,038)(5,614)    (3,008)    (252)  (14,496)   (1,496)      (70)      (7)
 Rescissions                                     (222)     (10)         -        -       (26)       (3)        -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                               151        7         15        1        41         4         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000 (
     unaudited):                              $(132,798)  (6,081) $(1,682)   (144)    $(17,994)  (1,784)     $856     74
---------------------------------------------------------------------------------------------------------------------------

     Valuemark IV Contract transactions - 1999:
 Purchase payments                            $ 3,376      160    $   412       41   $   635        65   $  -        -


 TRANSFERS BETWEEN FUNDS                         (471)     (18)      (381)     (46)    3,409       397        14        1
 Surrenders and terminations                    (8,179)   (407)    (1,017)     (97)     (795)      (78)       -        -
 Rescissions                                      (40)      (2)        (3)      -         (3)       -         -        -
  Bonus                                             -        -          -        -         -         -         -      -
 Other transactions                                68        4          4       -         21         2        -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $(5,246)    (263)   $  (985)    (102)   $3,267       386   $    14        1
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $ 1,352       63    $   194       17   $   406        41   $    80        8


 TRANSFERS BETWEEN FUNDS                        4,415      215        663       57      (900)      (36)      768       76
 Surrenders and terminations                   (6,858)    (319)      (854)     (73)   (1,202)     (127)      (57)      (5)
 Rescissions                                     (228)     (11)       (32)      (3)        -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                               (14)      (1)         5        -         5         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
   (unaudited):                                $(1,333)    (53)    $ (24)      (2)     $(1,691)   (122)   $791        79
---------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                                     USAllianz VIP         USAllianz VIP      Total
                                                                    Fixed Income            Growth             All

                                                                        Fund                 Fund            Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                     Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III

CONTRACT TRANSACTIONS - 1999:
 Purchase payments                                                $  -          -    $  -           - $   50,672    1,967
 Transfers between funds                                              126       13       224        22       456    5,213
 Surrenders and terminations                                           -        -         (8)       (1)(2,528,241) (130,922)
 Rescissions                                                           -        -         -         -     (8,255)    (436)
 Bonus                                                                  -        -         -         -         -        -
 Other transactions                                                    -        -         -         -     12,154      739
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:                           $   126       13   $   216        21 $(2,473,214) (123,439)
---------------------------------------------------------------------------------------------------------------------------
Contract transactions - 2000 (unaudited):
 Purchase payments                                                $     -        -   $     1         -$   25,743      982
 Transfers between funds                                              394       39       502        48     3,301    3,667
 Surrenders and terminations                                          (64)      (6)      (63)       (6)(1,228,117)(59,151)
 Rescissions                                                            -        -         -         -    (4,771)    (304)
 Bonus                                                                  -        -         -         -         -        -
 Other transactions                                                     -        -         -         -     9,738      805
---------------------------------------------------------------------------------------------------------------------------

TOTAL NET CONTRACT TRANSACTIONS - 2000 (UNAUDITED):                     $ 330       33     $ 440    42$(1,194,106)(54,001)
---------------------------------------------------------------------------------------------------------------------------


     Valuemark IV Contract transactions - 1999:
 Purchase payments                                                $  -          -    $  -           - $   118,568   6,433
 Transfers between funds                                                5        1       101        10   187,684   11,368
 Surrenders and terminations                                           -        -         -         -   (204,137) (12,003)
 Rescissions                                                           -        -         -         -     (2,359)    (128)
  Bonus                                                                 -        -         -         -         -        -
 Other transactions                                                    -        -         -         -      2,305      139
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:                           $     5        1   $   101        10 $   102,061  5,809
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):

 PURCHASE PAYMENTS                                                $     1        -   $    28         3$    36,791   2,140
 Transfers between funds                                              495       50       406        38    50,241    4,113
 Surrenders and terminations                                          (47)      (5)      (10)       (1) (162,453)  (9,094)
 Rescissions                                                            -        -         -         -    (2,089)    (114)
 Bonus                                                                  -        -         -         -         -        -
 Other transactions                                                     -        -        16         2     1,605      103
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000 (unaudited):                  $ 449       45     $ 440       42$   (75,905) (2,852)
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

6. CONTRACT TRANSACTIONS: - Charter Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)

Transactions in dollars and units for each fund for the nine-month  period ended
September 30, 2000 (unaudited) and the year ended December 31, 1999 were as follows:

                                                 Franklin Global    Franklin Global       Franklin           Franklin
                                                Communications       Health Care          Growth and           High
                                                Securities Fund    Securities Fund        Income Fund     Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                                  Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Charter Traditional

CONTRACT TRANSACTIONS - 1999:
 Purchase payments                            $   179        6    $    36        4   $ 1,195        44  $    219       10
 Transfers between funds                          (19)      (1)        (6)      (1)      (13)       -        260       12
 Surrenders and terminations                       (1)      -          -        -       (634)      (23)      (49)      (2)
 Rescissions                                       -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $   159        5    $    30        3   $   548        21   $   430       20
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $   210        6    $   106        9   $   148         5   $   216       10


 TRANSFERS BETWEEN FUNDS                           55        1         20        2       (69)       (2)     (229)     (11)
 Surrenders and terminations                       (2)       -          -        -      (292)      (11)      (19)      (1)
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
   (unaudited):                                 $  263         7    $  126       11     $(213)      (8)    $(32)      (2)
---------------------------------------------------------------------------------------------------------------------------

     Charter Enhanced Contract transactions - 1999:
 Purchase payments                            $   237        7    $    43        5   $   238         9  $      7    -


 TRANSFERS BETWEEN FUNDS                           (8)      -           2       -          7        -         14        1
 Surrenders and terminations                       (1)      -          -        -         (4)       -         (3)     -
 Bonus                                              -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $   228        7    $    45        5    $  241         9   $    18        1
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $    47        1    $    43        4   $   172         7   $    84        4


 TRANSFERS BETWEEN FUNDS                            4        -          4        -       (17)       (1)        -        -
 Surrenders and terminations                       (3)       -         (3)       -        (5)        -       (30)      (1)
 Rescissions                                        -        -         (4)       -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                               $   48         1    $   40        4     $ 150         6    $54          3
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

6. CONTRACT TRANSACTIONS: - Charter Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)
(continued)

                                                   Franklin          Franklin Large        Franklin           Franklin
                                                   Income            Cap Growth          Money Market   Natural Resources
                                               Securities Fund     Securities Fund           Fund       Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                                 Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Charter Traditional

CONTRACT TRANSACTIONS - 1999:
 Purchase payments                            $ 1,223       48   $  1,393       82   $ 8,404       562   $    57        5
 Transfers between funds                           12        1         42        2       173         7        14      -
 Surrenders and terminations                       (2)      -        (920)     (48)     (103)       (7)       -        -
 Rescissions                                       -        -        (274)     (17)       -         -         -       -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $ 1,233       49   $    241       19    $ 8,474      562   $    71        5
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $   159        6    $   257       12   $ 3,024       195   $     2        -


 TRANSFERS BETWEEN FUNDS                          (22)      (1)       332       13    (1,917)     (130)      (11)      (1)
 Surrenders and terminations                     (280)     (11)      (160)      (7)     (125)       (8)        -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -     2,769       178         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                               $(143)       (6)    $  429       18     $3,751      235    $(9)        (1)
---------------------------------------------------------------------------------------------------------------------------

     Charter Enhanced Contract transactions - 1999:
 Purchase payments                            $    79        3    $   125        7   $    57         4   $     4     -


 TRANSFERS BETWEEN FUNDS                           17        1         -        -        (41)       (3)        2       -
 Surrenders and terminations                       (1)      -          (4)      -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $    95        4    $   121        7    $   16         1   $     6     -
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $   129        5    $   322       15   $     -         -   $     -        -


 TRANSFERS BETWEEN FUNDS                           (3)       -          3        -        45         3         4        -
 Surrenders and terminations                       (1)       -         (8)       -       (62)       (4)        -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
   (unaudited):                                 $  125         5    $  317       15     $(17)       (1)       $4        -
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

6. CONTRACT TRANSACTIONS: - Charter Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)
(continued)

                                                    Franklin         Franklin             Franklin           Franklin
                                                 Real Estate      Rising Dividends         Small Cap     U.S. Government
                                                     Fund          Securities Fund           Fund            Fund
---------------------------------------------------------------------------------------------------------------------------
                                                 Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Charter Traditional

CONTRACT TRANSACTIONS - 1999:
 Purchase payments                            $   281       13    $   355       18   $   190        11   $ 1,598       83
 Transfers between funds                          136        7          2       -        456        21       343       18
 Surrenders and terminations                       -        -          -        -         -         -       (270)     (14)
 Rescissions                                       -        -          -        -         -         -         -       -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $   417       20   $    357       18    $  646        32  $  1,671       87
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $   129        5    $    52        3   $    59         2   $     6        -


 TRANSFERS BETWEEN FUNDS                          (67)      (3)        21        -     1,090        37      (778)     (40)
 Surrenders and terminations                        -        -       (128)      (7)     (386)      (11)       (1)       -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -    (1,340)      (47)        -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
   (unaudited):                                $   62         2    $ (55)      (4)     $(577)     (19)    $(773)       (40)
---------------------------------------------------------------------------------------------------------------------------

     Charter Enhanced Contract transactions - 1999:
 Purchase payments                            $    13        1    $   214       11   $    48         3   $   213       11


 TRANSFERS BETWEEN FUNDS                            2       -          (1)      -          4        -         14        1
 Surrenders and terminations                       -        -          (1)      -         -         -         (7)      -
 Rescissions                                       -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $    15        1    $   212       11    $   52         3   $   220       12
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $   110        5    $     -        -   $   165         5   $   193       10


 TRANSFERS BETWEEN FUNDS                            4        -        (16)      (1)       11         -       (11)      (1)
 Surrenders and terminations                       (5)       -         (1)       -        (1)        -        (9)      -
 Rescissions                                        -        -          -        -         -         -         -       -
 Bonus                                              -        -          -        -         -         -         -       -
 Other transactions                                 -        -          -        -         -         -         -       -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
   (unaudited):                                 $  109         5    $ (17)      (1)     $ 175         5    $173        9
---------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

6. CONTRACT TRANSACTIONS: - Charter Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)
(continued)

Franklin                                            Mutual             Mutual              Templeton
                                                     Value            Discovery             Shares        Asset Strategy
                                                Securities Fund    Securities Fund      Securities Fund        Fund
---------------------------------------------------------------------------------------------------------------------------
                                                  Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
 Charter Traditional

CONTRACT TRANSACTIONS - 1999:
 Purchase payments                            $   374       48    $   262       22   $   895        70   $    34        2
 Transfers between funds                           (1)       -         (2)       -       (34)       (3)        -        -
 Surrenders and terminations                     (258)     (34)       (24)      (2)      (26)       (2)        -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $   115       14    $   236       20    $  835        65   $    34        2
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $     4        -    $    65        4   $   143        11   $     -        -


 TRANSFERS BETWEEN FUNDS                           20        1         24        2        17         1        (2)       -
 Surrenders and terminations                        -        -       (129)      (9)      (37)       (3)        -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
   (unaudited):                                $   24         1    $ (40)      (3)     $ 123         9    $(2)          -
---------------------------------------------------------------------------------------------------------------------------

     Charter Enhanced Contract transactions - 1999:
 Purchase payments                            $    22        3    $   123       10   $    94         7   $    15        1


 TRANSFERS BETWEEN FUNDS                            -        -          4        -         6         1        (1)       -
 Surrenders and terminations                        -        -         (4)       -        (5)        -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $    22        3    $   123       10    $   95         8   $    14        1
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $     -        -    $    89        6   $   293        23   $    30        2


 TRANSFERS BETWEEN FUNDS                            -        -          6        -       (12)       (1)      (15)      (1)
 Surrenders and terminations                        -        -         (9)      (1)      (32)       (2)        -        -
 Rescissions                                        -        -         (6)       -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
   (unaudited):                                $    -         -    $   80        5     $ 249        20       $ 15       1
---------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


6. CONTRACT TRANSACTIONS: - Charter Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)
(continued)

                                                   Templeton         Templeton          Templeton         Templeton
                                              Developing Markets    Global Income           Growth       International
                                               Securities Fund     Securities Fund     Securities Fund  Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                                 Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Charter Traditional


CONTRACT TRANSACTIONS - 1999:
 Purchase payments                            $   211       21    $   437       25  $  1,732        97   $ 2,640      130
 Transfers between funds                         (225)      -           1       -       (132)        3      (882)      (6)
 Surrenders and terminations                       -        -          -        -       (863)      (46)       -        -
 Rescissions                                       -        -          -        -        (59)       (3)       -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $   (14)      21    $   438       25    $  678        51  $  1,758      124
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $   113       10    $   108        6   $   123         7   $   278       13


 TRANSFERS BETWEEN FUNDS                         (310)      (2)         -        -      (170)        -     1,684       99
 Surrenders and terminations                      (28)      (3)       (14)      (1)     (159)       (9)     (187)      (8)
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -    (1,380)     (61)
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                                 $(225)         5    $   94        5     $(206)      (2)    $395      43
---------------------------------------------------------------------------------------------------------------------------

     Charter Enhanced Contract transactions - 1999:
 Purchase payments                            $    75        7    $    21        1   $   288        16   $   268       13


 TRANSFERS BETWEEN FUNDS                            2       -         (15)      (1)        4        -         12        1
 Surrenders and terminations                       -        -          -        -        (10)       (1)       -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:       $    77        7    $     6       -     $  282        15   $   280       14
---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                            $    64        6    $     -        -   $   105         6   $   181        8


 TRANSFERS BETWEEN FUNDS                            4        -          -        -         4         -        22        1
 Surrenders and terminations                       (4)       -          -        -       (15)       (1)      (31)      (1)
 Rescissions                                       (6)      (1)         -        -        (6)        -        (6)       -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                               $   58         5    $    -        -     $  88         5    $166         8
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

6. CONTRACT TRANSACTIONS: - Charter Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)
(continued)

                                                                     Templeton           Templeton           Total
                                                               International Smaller    Pacific Growth        All
                                                                   Companies Fund      Securities Fund        Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                     Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Charter Traditional

CONTRACT TRANSACTIONS - 1999:
 Purchase payments                                              $       3       -     $   58         6   $ 21,776   1,307

 Transfers between funds                                             (133)      -        (32)       -        (40)      60
 Surrenders and terminations                                           -        -         -         -     (3,150)    (178)
 Rescissions                                                           -        -         -         -       (333)     (20)
 Bonus                                                                  -        -         -         -         -        -
 Other transactions                                                    -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:                         $    (130)      -     $   26         6   $ 18,253   1,169

---------------------------------------------------------------------------------------------------------------------------
Contract transactions - 2000 (unaudited):
 Purchase payments                                              $      27        2    $    5         -   $ 5,234      306
 Transfers between funds                                             (232)       -      (114)       (2)     (658)     (36)
 Surrenders and terminations                                          (19)      (2)      (33)       (3)   (1,999)     (94)
 Rescissions                                                            -        -         -         -         -        -
 Bonus                                                                  -        -         -         -         -        -

 OTHER TRANSACTIONS                                                     -        -         -         -        49       70
---------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000 (unaudited):             $    (224)       -    $ (142)       (5)  $ 2,626      246
---------------------------------------------------------------------------------------------------------------------------

     Charter Enhanced Contract transactions - 1999:
 Purchase payments                                              $      49        4    $   46         4   $ 2,279      127
 Transfers between funds                                               -        -         -         -         24        1
 Surrenders and terminations                                           -        -         -         -        (40)      (1)
 Rescissions                                                           -        -         -         -         -        -
 Bonus                                                                  -        -         -         -         -        -
 Other transactions                                                    -        -         -         -         -        -

---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 1999:                         $      49        4    $   46         4   $ 2,263      127

---------------------------------------------------------------------------------------------------------------------------

Contract transactions - 2000 (unaudited):
 Purchase payments                                              $     106        9    $   73         7   $ 2,206      123
 Transfers between funds                                                1        -         3         -        41       (1)
 Surrenders and terminations                                           (3)       -        (4)        -      (226)     (10)
 Rescissions                                                           (6)      (1)       (6)       (1)      (40)      (3)
 Bonus                                                                  -        -         -         -         -        -
 Other transactions                                                     -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000 (unaudited):             $      98        8    $   66         6   $ 1,981      109
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In
thousands)

Transactions in dollars and units for each fund for the nine-month  period ended
September 30, 2000 (unaudited) were as follows:

                                                 AIM V.I. Capital    AIM V.I.    AIM V.I. International   AIM V.I.
                                               Appreciation Fund     Growth Fund          Equity Fund      Value Fund
---------------------------------------------------------------------------------------------------------------------------
                                                 Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $   541       49    $ 1,149       97   $   330        34   $   361       35
 Transfers between funds                           20        2         85        7        39         4        46        5
 Surrenders and terminations                      (13)      (1)        (8)      (1)       (2)        -        (7)      (1)
 Rescissions                                       (3)       -        (22)      (2)       (5)        -       (13)      (1)
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------

TOTAL NET CONTRACT TRANSACTIONS - 2000
     (UNAUDITED):                               $  545        50    $ 1,204     101     $ 362       38     $387        38

     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $    70        6    $   245       21   $    17         2   $   145       14
 Transfers between funds                           56        5         34        3        14         2        45        5
 Surrenders and terminations                        -        -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -         -        -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                                 $  126        11    $  279       24     $  31         4    $190       19
---------------------------------------------------------------------------------------------------------------------------

     Alterity Optional

CONTRACT TRANSACTIONS - 2000 (UNAUDITED):
 Purchase payments                            $   376       33    $   385       33   $   105        11   $   411       39
 Transfers between funds                          123       11         90        8       135        14        63        6
 Surrenders and terminations                       (2)       -          -        -        (2)        -        (2)       -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
   (unaudited):                                 $  497        44    $  475       41     $ 238        25    $472        45
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In
thousands) (CONTINUED)


                                                ALGER AMERICAN       ALGER AMERICAN     ALGER AMERICAN MIDCAP  ALGER AMERICAN SMALL
                                               GROWTH PORTFOLIOLEVERAGED ALLCAP PORTFOLIO GROWTH PORTFOLIO  CAPITALIZATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                 Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $   411       36    $   365       31   $   464        41   $    40        4
 Transfers between funds                           11        1        225       16        56         5        27        3
 Surrenders and terminations                       (1)       -        (18)      (2)      (13)       (1)        -        -
 Rescissions                                       (3)       -        (16)      (1)       (3)        -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          1        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                               $  418        37    $  557       44     $ 504        45    $67           7
---------------------------------------------------------------------------------------------------------------------------


     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $    85        8    $   259       21   $   178        15   $    22        2
 Transfers between funds                           72        6         47        4        60         5        18        2
 Surrenders and terminations                        -        -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                               $  157        14    $  306       25     $ 238        20    $40          4
---------------------------------------------------------------------------------------------------------------------------

     Alterity Optional Contract transactions - 2000 (unaudited):


 PURCHASE PAYMENTS                            $  131        12    $   308       26     $ 242        21   $   148       16
---------------------------------------------------------------------------------------------------------------------------
 Transfers between funds                          164       15         44        4        82         7        31        3
 Surrenders and terminations                       (3)       -         (1)       -        (1)        -        (2)       -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                               $  292        27    $  351       30     $ 323        28    $177         19
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In
thousands) (CONTINUED)

                                                                                                             Franklin
                                                   Davis VA           Davis VA             Davis VA        Growth and
                                              Financial Portfolio  Real Estate Portfolio  Value Portfolio Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                                Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------

     ALTERITY TRADITIONAL
---------------------------------------------------------------------------------------------------------------------------
Contract transactions - 2000 (unaudited):
 Purchase payments                            $   171       16    $    75        7   $   159        15   $   130        5
 Transfers between funds                           14        1         39        3         9         -         3        -
 Surrenders and terminations                        -        -          -        -        (2)        -       (10)       -
 Rescissions                                        -        -          -        -       (12)       (1)      (22)      (1)
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                               $  185        17    $  114       10     $ 154        14    $101          4
---------------------------------------------------------------------------------------------------------------------------

     Alterity Enhanced Contract transactions - 2000 (unaudited):


 PURCHASE PAYMENTS                            $    3         -    $    13        1     $  82         8   $     -        -
---------------------------------------------------------------------------------------------------------------------------
 Transfers between funds                            1        -          1        -       (24)       (2)        -        -
 Surrenders and terminations                        -        -          -        -        (1)        -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                               $    4         -    $   14        1     $  57         6    $    -        -
---------------------------------------------------------------------------------------------------------------------------

     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                            $     -        -    $   758       64   $   422        39   $    33        1
 Transfers between funds                            2        -          -        -        70         6        72        3
 Surrenders and terminations                        -        -          -        -         -         -        (3)       -
 Rescissions                                        -        -       (241)     (20)        -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -

 OTHER TRANSACTIONS                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                               $    2         -    $  517       44     $ 492        45    $102          4
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In
thousands) (CONTINUED)

                                                  Franklin              Franklin           Franklin           J.P. Morgan
                                               Rising Dividends       Small Cap         U.S. Government  International Opportunities
                                               Securities Fund          Fund                 Fund           Portfolio
---------------------------------------------------------------------------------------------------------------------------
                                                 Dollars  Units    Dollars  Units       Dollars  Units        Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):


 PURCHASE PAYMENTS                            $   39         2    $   564       19     $  39         2   $   191       19
---------------------------------------------------------------------------------------------------------------------------
 Transfers between funds                          (15)      (1)       105        3        10         1         9        1
 Surrenders and terminations                       (2)       -        (12)       -         -         -         -        -
 Rescissions                                      (20)      (1)       (35)      (1)        -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000 (unaudited):          $    2         -    $  622       21     $  49         3    $
200                                       20
---------------------------------------------------------------------------------------------------------------------------

     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $     -        -    $   115        4   $    11         1   $     5        -
 Transfers between funds                            -        -         33        1         2         -         1        -
 Surrenders and terminations                        -        -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -


 OTHER TRANSACTIONS                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000
  (unaudited):                                 $    -         -    $  148        5     $  13         1        $6        -
---------------------------------------------------------------------------------------------------------------------------

     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                            $     7        -    $   215        8   $   257        14   $     -        -
 Transfers between funds                            -        -        121        4       126         7        12        1
 Surrenders and terminations                        -        -         (1)       -        (1)        -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                               $    7         -    $  335       12     $ 382        21    $12           1
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In
thousands) (CONTINUED)


                                                   J.P. Morgan         Mutual             Mutual             Oppenheimer
                                               U.S. Disciplined       Discovery             Shares      Global Securities
                                               Equity Portfolio    Securities Fund      Securities Fund     Fund/VA
---------------------------------------------------------------------------------------------------------------------------
                                                  Dollars  Units    Dollars  Units   Dollars  Units       Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $    24        2    $   105        7   $   281        20   $   239       25
 Transfers between funds                            1        -         40        3         -         -       157       14
 Surrenders and terminations                        -        -          -        -         -         -         -        -
 Rescissions                                        -        -         (8)      (1)        -         -       (12)      (1)
 Bonus                                              -        -          -        -         -         -         -        -


 OTHER TRANSACTIONS                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
  (unaudited):                                  $   25         2    $  137        9     $ 281        20    $384         38
---------------------------------------------------------------------------------------------------------------------------


     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $    59        6    $    56        4   $   124         9   $   202       21
 Transfers between funds                            6        1          3        -         -         -       (11)      (1)
 Surrenders and terminations                        -        -         (1)       -        (1)        -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000
    (unaudited):                               $   65         7    $   58        4     $ 123         9    $191          20
---------------------------------------------------------------------------------------------------------------------------



     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                            $    18        2    $    19        1   $    49         4   $   283       30
 Transfers between funds                           26        3          4        -        18         1        57        6
 Surrenders and terminations                        -        -          -        -         -         -        (1)       -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                               $   44         5    $   23        1     $  67         5    $339         36
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In
thousands) (CONTINUED)

                                                  Oppenheimer   Oppenheimer             PIMCO VIT            PIMCO VIT
                                                 High Income    Main Street Growth &   High Yield Bond   StockPLUS Growth &
                                                   Fund/VA       Income Portfolio/VA       Portfolio    Income Portfolio
---------------------------------------------------------------------------------------------------------------------------
                                                   Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $   286       32    $   643       64   $    58         6   $    69        7
 Transfers between funds                           31        3        235       24        48         4         1        -
 Surrenders and terminations                      (15)      (2)         -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------

TOTAL NET CONTRACT TRANSACTIONS - 2000
      (UNAUDITED):                              $  302        33    $   878      88     $ 106       10        $70       7

     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $     -        -    $    69        7   $    38         4   $     7        1
 Transfers between funds                            2        -         31        3         -         -         -        -
 Surrenders and terminations                        -        -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                              $    2         -    $  100       10     $  38         4    $    7        1
---------------------------------------------------------------------------------------------------------------------------

     Alterity Optional


CONTRACT TRANSACTIONS - 2000 (UNAUDITED):
 Purchase payments                            $     -        -    $    98       10   $   269        28   $    74        7
 Transfers between funds                            -        -         74        7        (9)       (1)       13        1
 Surrenders and terminations                        -        -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                              $    -         -    $  172       17     $ 260        27    $   87        8
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In
thousands) (CONTINUED)

                                                   PIMCO VIT        SELIGMAN            SELIGMAN             TEMPLETON
                                                 TOTAL RETURN     GLOBAL TECHNOLOGY     SMALL CAP VALUE  DEVELOPING MARKETS
                                                BOND PORTFOLIO          FUND                 FUND        SECURITIES FUND

---------------------------------------------------------------------------------------------------------------------------
                                                  Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $   120       12    $ 1,211      106   $   165        15   $    53        5
 Transfers between funds                           60        4         97        9        (8)        -        (2)       -
 Surrenders and terminations                        -        -        (17)      (2)        -         -         -        -
 Rescissions                                        -        -        (16)      (1)       (1)        -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                               $  180        16    $1,275      112     $ 156        15        $51       5
---------------------------------------------------------------------------------------------------------------------------


     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $     9        1    $   282       27   $     4         -   $    10        1
 Transfers between funds                           12        1         82        8         2         -         -        -
 Surrenders and terminations                        -        -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                               $   21         2    $  364       35     $   6         -       $10         1
---------------------------------------------------------------------------------------------------------------------------

     Alterity Optional Contract transactions - 2000 (unaudited):


 PURCHASE PAYMENTS                            $    11        1    $   245       23   $    79         7   $    74        7
 Transfers between funds                           85        8        127       12        (4)        -         2        -
 Surrenders and terminations                        -        -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
        (unaudited):                            $   96         9    $  372       35     $  75         7    $76          7
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In
thousands) (CONTINUED)

                                                   Templeton         Templeton        USAllianz VIP        USAllianz VIP
                                                    Growth         Pacific Growth     Diversified Assets   Fixed Income
                                               Securities Fund     Securities Fund           Fund            Fund
---------------------------------------------------------------------------------------------------------------------------
                                                   Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------


     ALTERITY TRADITIONAL
---------------------------------------------------------------------------------------------------------------------------
Contract transactions - 2000 (unaudited):
 Purchase payments                            $   138        7    $    20        2   $   159        16   $    16        2
 Transfers between funds                           19        1          -        -        10         1         -        -
 Surrenders and terminations                        -        -          -        -         -         -         -        -
 Rescissions                                      (21)      (1)         -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
   (unaudited):                                 $  136         7    $   20        2     $ 169        17      $16        2
---------------------------------------------------------------------------------------------------------------------------

     Alterity Enhanced Contract transactions - 2000 (unaudited):

 PURCHASE PAYMENTS                            $   126        7    $     8        1   $     -         -   $     5        -
 Transfers between funds                            -        -          -        -         -         -         -        -
 Surrenders and terminations                       (1)       -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                              $  125         7    $    8        1     $   -         -       $5         -
---------------------------------------------------------------------------------------------------------------------------

     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                            $   152        8    $    12        1   $     5         -   $     -        -
 Transfers between funds                            -        -          -        -         -         -         -        -
 Surrenders and terminations                        -        -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -

 OTHER TRANSACTIONS                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000
    (unaudited):                               $  152         8    $   12        1     $   5         -    $    -        -
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In
thousands) (CONTINUED)


                                                   USAllianz VIP    USAllianz VIP      USAllianz VIP       Van Kampen LIT
                                             Global Opportunities      Growth            Money Market       Enterprise
                                                     Fund               Fund                 Fund          Portfolio
---------------------------------------------------------------------------------------------------------------------------
                                                  Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):

 PURCHASE PAYMENTS                            $   37         4    $    61        5     $1,186      118   $    44        4
---------------------------------------------------------------------------------------------------------------------------
 Transfers between funds                           11        -          1        -      (692)      (73)        1        -
 Surrenders and terminations                        -        -          -        -         -         -        (5)       -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                              $   48         4    $   62        5     $ 494        45        $40       4
---------------------------------------------------------------------------------------------------------------------------

     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $     -        -    $     2        -   $   133        13   $    32        3
 Transfers between funds                            1        -          -        -       (41)       (4)        4        -
 Surrenders and terminations                        -        -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              -        -          -        -         -         -         -        -


 OTHER TRANSACTIONS                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000
  (unaudited):                                 $    1         -    $    2        -     $  92         9       $36        3
---------------------------------------------------------------------------------------------------------------------------

     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                            $    19        2    $     8        1   $ 1,053       105   $    40        4
 Transfers between funds                            -        -          -        -      (621)      (62)        -        -
 Surrenders and terminations                        -        -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -      (242)      (24)        -        -
 Bonus                                              -        -          -        -         -         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                               $   19         2    $    8        1     $ 190        19        $40       4
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In
thousands) (CONTINUED)

Van Kampen LIT                                                                                                Total
                                                                                        Growth & Income        All
                                                                                          Portfolio          Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                                           Dollars Units Dollars Units
---------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                                                                  $     61         5    $10,005     876
 Transfers between funds                                                                   1         -       694       41
 Surrenders and terminations                                                               -         -      (125)     (10)
 Rescissions                                                                               -         -      (212)     (12)
 Bonus                                                                                     -         -         -        -
 Other transactions                                                                        -         -         1        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000 (unaudited):                                 $     62         5    $10,363     895
---------------------------------------------------------------------------------------------------------------------------

     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                                                                  $      -         -    $2,416      208
 Transfers between funds                                                                  29         3       480       42
 Surrenders and terminations                                                               -         -        (4)       -
 Rescissions                                                                               -         -         -        -
 Bonus                                                                                     -         -         -        -
 Other transactions                                                                        -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000 (unaudited):                                 $     29         3    $2,892      250
---------------------------------------------------------------------------------------------------------------------------

     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                                                                  $      6         1    $6,312      559
 Transfers between funds                                                                  33         3       940       67
 Surrenders and terminations                                                               -         -       (19)       -
 Rescissions                                                                               -         -      (483)     (44)
 Bonus                                                                                     -         -         -        -
 Other transactions                                                                        -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000 (unaudited):                                 $     39         4    $6,750      582
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

8. Contract transactions: - Rewards Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)

Transactions in dollars and units for each fund for the nine-month  period ended
September 30, 2000 (unaudited) were as follows:


                                               AIM V.I. Capital       AIM V.I.      AIM V.I. International   AIM V.I.
                                               Appreciation Fund     Growth Fund          Equity Fund       Value Fund
---------------------------------------------------------------------------------------------------------------------------
                                                  Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Rewards Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $ 2,198      190    $ 1,118       96   $   852        90   $ 1,219      120
 Transfers between funds                           (8)      (1)        13        1       (11)       (1)       36        4
 Surrenders and terminations                      (13)      (1)        (2)       -        (5)       (1)       (7)      (1)
 Rescissions                                      (31)      (3)       (37)      (3)        -         -       (18)      (2)
 Bonus                                            146       13         58        5        52         6        68        7
 Other transactions                                 7        1          5        -         4         -         -        -
---------------------------------------------------------------------------------------------------------------------------

TOTAL NET CONTRACT TRANSACTIONS - 2000
    (UNAUDITED):                                $2,299       199    $ 1,155      99     $ 892       94     $1,298      128

     Rewards Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $   549       48    $   838       72   $   224        24   $   441       43
 Transfers between funds                           (1)       -          8        1         -         -         -        -
 Surrenders and terminations                       (6)      (1)        (7)      (1)        -         -        (2)       -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                             31        3         47        4        13         1        24        2
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                                $  573        50    $  886       76     $ 237        25    $463       45
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


8. Contract transactions: - Rewards Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)

                                                Alger American     Alger American    Alger American MidCapAlger American Small
                                               Growth PortfolioLeveraged AllCap PortfolioGrowth PortfolioCapitalization Portfolio
---------------------------------------------------------------------------------------------------------------------------
                                                   Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Rewards Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $ 2,048      180    $ 1,175       99   $   638        53   $   118       13
 Transfers between funds                            5        -         20        2        95         8         6        1
 Surrenders and terminations                       (8)      (1)        (2)       -        (3)        -         -        -
 Rescissions                                      (58)      (5)       (41)      (4)       (3)        -         -        -
 Bonus                                            131       12         67        6        34         3         7        1
 Other transactions                                 7        1          4        -         2         -         -        -
---------------------------------------------------------------------------------------------------------------------------


TOTAL NET CONTRACT TRANSACTIONS - 2000
    (UNAUDITED):                                $2,125       187    $ 1,223     103     $ 763       64     $131       15

     Rewards Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $   469       41    $   357       30   $   707        59   $   108       11
 Transfers between funds                            -        -         (4)       -        (5)        -         -        -
 Surrenders and terminations                       (1)       -          -        -       (18)       (1)        -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                             27        2         21        2        39         3         6        1
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
      (unaudited):                              $  495        43    $  374       32     $ 723        61    $114       12
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

8. Contract transactions: - Rewards Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)

                                                                                                             Franklin
                                                   Davis VA           Davis VA             Davis VA         Growth and
                                              Financial PortfolioReal Estate Portfolio  Value Portfolio     Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                                  Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Rewards Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $    76        6    $   451       38   $   461        42   $   143        5
 Transfers between funds                           69        6         11        1        10         1        (9)       -
 Surrenders and terminations                        -        -         (3)       -         -         -         -        -
 Rescissions                                        -        -         (1)       -       (45)       (4)        -        -
 Bonus                                              5        -         35        3        22         2         7        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------

TOTAL NET CONTRACT TRANSACTIONS - 2000
    (UNAUDITED):                                $  150        12    $   493      42     $ 448       41     $141        5

     Rewards Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $   323       27    $   110        9   $   327        30   $   114        4
 Transfers between funds                           (5)       -          -        -         9         1         -        -
 Surrenders and terminations                      (17)      (1)       (15)      (1)       (2)        -        (1)       -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                             17        1          5        -        19         2         7        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
    (unaudited):                                $  318        27    $  100        8     $ 353        33    $120         4
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


8. Contract transactions: - Rewards Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)

                                                   Franklin           Franklin             Franklin         J.P. Morgan
                                               Rising Dividends       Small Cap         U.S. GovernmentInternational Opportunities
                                                Securities Fund         Fund                 Fund            Portfolio
---------------------------------------------------------------------------------------------------------------------------
                                                   Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Rewards Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $   125        7    $ 1,197       40   $   763        39   $    21        2
 Transfers between funds                           15        1         93        3         -         -        12        1
 Surrenders and terminations                        -        -         (7)       -        (6)        -         -        -
 Rescissions                                        -        -        (12)       -         -         -         -        -
 Bonus                                              7        -         77        3        57         3         1        -
 Other transactions                                 -        -          4        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------


TOTAL NET CONTRACT TRANSACTIONS - 2000
   (UNAUDITED):                                $  147         8    $ 1,352      46     $ 814       42        $34        3

     Rewards Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $    50        3    $   404       14   $    11         1   $    68        7
 Transfers between funds                            -        -          4        -         -         -         -        -
 Surrenders and terminations                       (1)       -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              3        -         24        1         1         -         4        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                               $   52         3    $  432       15     $  12         1    $  72        7
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


8. Contract transactions: - Rewards Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)


                                                  J.P. Morgan          Mutual               Mutual          Oppenheimer
                                               U.S. Disciplined       Discovery             Shares       Global Securities
                                               Equity Portfolio    Securities Fund      Securities Fund       Fund/VA
---------------------------------------------------------------------------------------------------------------------------
                                                      Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Rewards Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $   225       21    $    64        4   $    13         1   $ 1,368      143
 Transfers between funds                            -        -          -        -         -         -        77        8
 Surrenders and terminations                        -        -          -        -         -         -        (7)      (1)
 Rescissions                                        -        -          -        -         -         -        (5)      (1)
 Bonus                                             14        1          2        -         -         -        94       10
 Other transactions                                 -        -          -        -         -         -         2        -
---------------------------------------------------------------------------------------------------------------------------


TOTAL NET CONTRACT TRANSACTIONS - 2000
     (UNAUDITED):                              $  239        22    $    66       4     $  13        1     $1,529      159

     Rewards Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $   174       17    $     9        1   $    52         4   $   224       24
 Transfers between funds                            -        -          -        -         -         -         -        -
 Surrenders and terminations                       (1)       -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              9        1          -        -         3         -        13        1
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                               $  182        18    $    9        1     $  55         4    $237        25
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


8. Contract transactions: - Rewards Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)

                                                  Oppenheimer        Oppenheimer           PIMCO VIT         PIMCO VIT
                                                  High Income   Main Street Growth &    High Yield Bond StockPLUS Growth &
                                                    Fund/VA      Income Portfolio/VA       Portfolio     Income Portfolio
---------------------------------------------------------------------------------------------------------------------------
                                                   Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Rewards Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $   561       63    $ 2,086      205   $    13         1   $   208       20
 Transfers between funds                          (12)      (1)       153       15         -         -        14        1
 Surrenders and terminations                       (4)       -        (12)      (1)        -         -         -        -
 Rescissions                                        -        -        (36)      (4)        -         -       (18)      (2)
 Bonus                                             41        5        145       14         1         -        10        1
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------


TOTAL NET CONTRACT TRANSACTIONS - 2000
     (UNAUDITED):                              $  586        67    $ 2,336     229     $  14        1     $214         20

     Rewards Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $    11        1    $   443       44   $     -         -   $   165       16
 Transfers between funds                            -        -          -        -         -         -         -        -
 Surrenders and terminations                        -        -         (1)       -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              1        -         25        3         -         -         9        1
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                              $   12         1    $  467       47     $   -         -    $174         17
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

8. Contract transactions: - Rewards Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)


                                                   PIMCO VIT          Seligman             Seligman          Templeton
                                                 Total Return     Global Technology     Small Cap Value Developing Markets
                                                Bond Portfolio          Fund                 Fund         Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                                    Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Rewards Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $   864       85    $ 1,102      105   $   657        52   $    56        5
 Transfers between funds                          (10)      (1)        81        7         3         -         2        -
 Surrenders and terminations                       (5)      (1)        (5)       -        (5)        -         -        -
 Rescissions                                        -        -        (42)      (4)        -         -         -        -
 Bonus                                             62        6         56        5        50         4         3        -
 Other transactions                                 -        -          7        1         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------


TOTAL NET CONTRACT TRANSACTIONS - 2000
     (UNAUDITED):                              $  911        89    $ 1,199     114     $ 705       56         $61       5

     Rewards Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $    26        3    $   760       72   $    53         4   $     -        -
 Transfers between funds                            -        -          1        -         -         -         -        -
 Surrenders and terminations                        -        -        (16)      (1)        -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              1        -         41        4         3         -         -        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                              $   27         3    $  786       75     $  56         4    $    -        -
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


8. Contract transactions: - Rewards Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)

                                                   Templeton          Templeton          USAllianz VIP     USAllianz VIP
                                                    Growth         Pacific Growth     Diversified Assets   Fixed Income
                                                Securities Fund    Securities Fund           Fund              Fund
---------------------------------------------------------------------------------------------------------------------------
                                                  Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Rewards Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $    83        4    $     -        -   $    12         1   $    62        6
 Transfers between funds                            1        -          -        -         1         -         -        -
 Surrenders and terminations                        -        -          -        -         -         -        (1)       -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              1        -          -        -         1         -         4        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------

TOTAL NET CONTRACT TRANSACTIONS - 2000
     (UNAUDITED):                             $   85         4    $     -       -     $  14        1     $   65        6

     Rewards Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $   115        6    $    13        1   $     3         -   $    11        1
 Transfers between funds                            -        -          -        -         -         -         -        -
 Surrenders and terminations                        -        -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              7        -          1        -         -         -         1        -
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
     (unaudited):                               $  122         6    $   14        1     $   3         -    $   12       1
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


8. Contract transactions: - Rewards Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)

                                                 USAllianz VIP      USAllianz VIP        USAllianz VIP    Van Kampen LIT
                                             Global Opportunities      Growth            Money Market       Enterprise
                                                     Fund               Fund                 Fund            Portfolio
---------------------------------------------------------------------------------------------------------------------------
                                                Dollars  Units    Dollars  Units   Dollars  Units    Dollars  Units
---------------------------------------------------------------------------------------------------------------------------
     Rewards Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $    24        2    $    13        1   $ 5,820       572   $   407       37
 Transfers between funds                           (4)       -          -        -      (825)      (82)       96        9
 Surrenders and terminations                        -        -          -        -        (4)        -        (1)       -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              1        -          1        -       361        36        25        2
 Other transactions                                 -        -          -        -         -         -         2        -
---------------------------------------------------------------------------------------------------------------------------

TOTAL NET CONTRACT TRANSACTIONS - 2000
     (UNAUDITED):                              $   21         2    $    14       1     $5,352     526     $   529      48

     Rewards Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $    10        1    $    80        7   $   627        62   $   148       13
 Transfers between funds                            -        -          -        -       (11)       (1)        -        -
 Surrenders and terminations                        -        -          -        -         -         -         -        -
 Rescissions                                        -        -          -        -         -         -         -        -
 Bonus                                              1        -          4        -        37         4         9        1
 Other transactions                                 -        -          -        -         -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000
      (unaudited):                             $   11         1    $   84        7     $ 653        65    $  157      14
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

8. Contract transactions: - Rewards Traditional and Enhanced Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)

                                                                                        Van Kampen LIT         Total
                                                                                        Growth & Income         All
                                                                                           Portfolio           Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                                         Dollars Units Dollars Units
---------------------------------------------------------------------------------------------------------------------------
     Rewards Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                                                                  $    662        58    $26,903   2,406
 Transfers between funds                                                                  25         2       (41)     (15)
 Surrenders and terminations                                                              (1)        -      (101)      (7)
 Rescissions                                                                             (11)       (1)     (358)     (33)
 Bonus                                                                                    40         4     1,686      152
 Other transactions                                                                        -         -        44        3
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000 (unaudited):                                 $    715        63    $28,133   2,506
---------------------------------------------------------------------------------------------------------------------------

     Rewards Enhanced Contract transactions - 2000 (unaudited):

 PURCHASE PAYMENTS                                                                  $     94         9    $8,118      709
 Transfers between funds                                                                   -         -        (4)       1
 Surrenders and terminations                                                              (1)        -       (89)      (6)
 Rescissions                                                                               -         -         -        -
 Bonus                                                                                     5         -       458       37
 Other transactions                                                                        -         -         -        -
---------------------------------------------------------------------------------------------------------------------------
Total Net Contract Transactions - 2000 (unaudited):                                 $     98         9    $8,483      741
---------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


9. Unit Values - Valuemark II, III, and IV

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the nine-month period ended September 30, 2000 (unaudited) and each of the four years in the period ended December 31, 1999 follows.

                                     Valuemark II & III                                   Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                             Ratio of
                        Accumulation                         Expenses     Accumulation                            Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assets  to Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund


SEPTEMBER 30, 2000
       (UNAUDITED)        2,586     $11.217 $    29,006         2.13%       2,080   $11.208      $23,311           2.22%
December 31,
 19991                      526       11.084       5,866         2.13+        363     11.083      4,026            2.22+

Alger American Growth Fund
September 30, 2000
       (unaudited)         1,966      10.798    21,228           2.19        1,498    10.789      16,164           2.28
December 31,
 19991                      540       10.922       5,894         2.19+        415      10.921      4,535           2.28+

Alger American Leveraged AllCap Fund
September 30, 2000
        (unaudited)         1,056      11.587    12,236           2.33        965      11.578      11,169           2.42
December 31,
 19991                      340       12.160       4,137         2.33+        277      12.159       3,364           2.42+

Franklin Aggressive Growth Securities Fund


SEPTEMBER 30, 20006
       (UNAUDITED)          556      11.840     6,588          2.12+          276    11.835       3,263            2.21+

Franklin Global Communications Securities Fund
September 30, 2000 (unaudited)18,241  33.514     611,351         1.91       1,617       33.195    53,670           2.00
December 31,
 1999                    21,687       38.917     844,307         1.91       1,418       38.572    54,724           2.00
 1998                    30,851       28.308     873,319         1.90       1,006       28.082    28,248           1.99
 1997                    39,623       25.818   1,022,994         1.90         310       25.635     7,959           1.99
 1996                    53,086       20.654   1,097,873         1.90           -            -         -          -

Franklin Global Health Care Securities Fund
September 30, 2000 (unaudited)1,374   16.692      22,938         2.22         903       16.656    15,047           2.31
December 31,
 1999                       634        9.615       6,088         2.22         469        9.601     4,512           2.31
 19982                      586       10.610       6,215         2.24+        224       11.000     2,381           2.33+

Franklin Growth and Income Fund
September 30, 2000 (unaudited)20,462  28.776     588,806         1.89       4,767       28.475   135,728           1.98
December 31,
 1999                    27,634       26.147     722,583         1.89       5,570       25.891   144,218           1.98
 1998                    40,480       26.226   1,061,658         1.89       5,185       25.993   134,775           1.98
 1997                    46,962       24.551   1,152,961         1.89       2,376       24.354    57,877           1.98
 1996                    50,027       19.490     977,110         1.90           -            -         -          -

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


9. Unit Values - Valuemark II, III, and IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                              Ratio of
                        Accumulation                         Expenses     Accumulation                            Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assets  to Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands   Net Assets*
---------------------------------------------------------------------------------------------------------------------------

Franklin High Income Fund
September 30, 2000
     (unaudited)         6,562    $ 19.826$   130,094         1.94%        3,254  $ 19.618    $ 63,835             2.03%
December 31,
 1999                     9,493       20.900     198,407         1.94       4,118       20.695    85,209           2.03
 1998                    14,987       21.208     317,865         1.93       4,191       21.020    88,069           2.02
 1997                    18,871       21.312     402,167         1.93       2,202       21.141    46,545           2.02
 1996                    20,736       19.375     402,379         1.94           -            -         -           -

Franklin Income Securities Fund
September 30, 2000
     (unaudited)        18,402      27.959   514,503           1.90        3,620    27.667     100,150             1.99
December 31,
 1999                    24,929       24.323     606,369         1.90       4,380       24.084   105,486           1.99
 1998                    39,420           25.122 990,325         1.89       4,239       24.898   105,543           1.98
 1997                    49,811           25.0651,248,520        1.90       2,094       24.864    52,069           1.99


1996                     57,504       21.708   1,251,844         1.90           -            -         -          -

Franklin Large Cap Growth Securities Fund
September 30, 2000
     (unaudited)        10,723      23.422   251,167           2.17        7,982    23.329     186,223             2.26
December 31,
 1999                    10,867       20.218     219,679         2.17       7,521       20.152   151,537           2.26
 1998                     8,454       15.574     131,652         2.17       4,502       15.537    69,939           2.26
 1997                     5,673       13.130      74,473         2.17       1,967       13.110    25,654           2.26
 19963                    3,722       11.254      42,110         2.17+          -            -         -          -

Franklin Money Market Fund
September 30, 2000
     (unaudited)        12,183      15.346   186,965           1.93        4,096    15.188      62,209             2.02
December 31,
 1999                    17,388       14.860     258,373         1.93       5,236       14.717    77,050           2.02
 1998                    22,032       14.386     316,921         1.85       4,342       14.260    61,911           1.94
 1997                    20,892       13.865     290,904         1.85       3,214       13.756    44,200           1.94
 1996                    28,060       13.359     375,629         1.83           -            -         -          -

Franklin Natural Resources Securities Fund
September 30, 2000
     (unaudited)         2,461      14.010    34,475           2.06          631    13.864       8,754             2.15
December 31,
 1999                     2,940       11.092      32,615         2.06         616       10.983     6,761           2.15
 1998                     4,453        8.505      37,878         2.04         514        8.430     4,332           2.13
 1997                     5,709       11.559      65,992         2.09         304       11.466     3,482           2.18
 1996                     6,998       14.467     101,248         2.05           -            -         -          -

FRANKLIN REAL ESTATE FUND
September 30, 2000
       (unaudited)         4,015      26.868   107,885           1.98        1,359    26.587     36,125            2.07
December 31,
 1999                     5,401       21.386     115,525         1.98       1,490       21.176    31,567           2.07
 1998                     9,639       23.107     222,740         1.94       1,823       22.901    41,773           2.03
 1997                    13,445       28.169     378,751         1.94       1,217       27.944    34,023           2.03
 1996                    12,757       23.668     301,974         1.97           -            -         -          -

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


9. Unit Values - Valuemark II, III, and IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------

Franklin Rising Dividends Securities Fund
September 30, 2000
     (unaudited)         12,049    $ 19.675 $ 237,067          2.15%        3,223  $ 19.523   $  62,914            2.24%
December 31,
 1999                    17,252       18.846     325,172         2.15       4,137       18.712    77,429           2.24
 1998                    27,683       21.165     585,952         2.12       4,428       21.034    93,151           2.21
 1997                    33,249       20.074     667,473         2.14       1,991       19.968    39,752           2.23
 1996                    35,569       15.303     545,127         2.16           -            -         -          -

Franklin S&P 500 Index Fund


SEPTEMBER 30, 2000
      (UNAUDITED)         2,404      10.285    24,723           1.95        1,718    10.277      17,659            2.04
December 31,
 19991                      727       10.467       7,613         1.95+        626       10.465     6,555           2.04+

Franklin Small Cap Fund
September 30, 2000
      (unaudited)         9,429      30.095   283,763           2.17        5,680    29.962     170,183            2.26
December 31,
 1999                    10,654       28.353     302,040         2.17       5,460       28.247   154,275           2.26
 1998                    14,856       14.600     216,872         2.17       5,492       14.558    79,977           2.26
 1997                    16,925       14.952     253,045         2.17       2,965       14.923    44,268           2.26
 1996                    12,784       12.913     165,578         2.17           -            -         -          -

Franklin Technology Securities Fund
September 30, 20006
       (unaudited)          413      12.088     4,987          2.33+          380    12.084       4,592            2.42+

Franklin U.S. Government Fund
September 30, 2000 (unaudited)16,289  19.678     320,545         1.91       3,495       19.474    68,067           2.00
December 31,

1999                     20,938       18.574     388,862         1.91       3,857       18.394    70,974           2.00
 1998                    30,500       19.014     579,909         1.90       3,040       18.847    57,334           1.99
 1997                    36,347       17.947     652,317         1.90       1,359       17.805    24,222           1.99
 1996                    44,598       16.650     742,973         1.91           -            -         -          -

Franklin Value Securities Fund
September 30, 2000 (unaudited)872      8.819       7,694         2.21         799        8.799     7,030           2.30
December 31,
 1999                       727        7.736       5,614         2.21         603        7.724     4,657           2.30
 19982                      719        7.717       5,542         2.52+        367        7.713     2,834           2.61+

Franklin Zero Coupon Fund - 2000
September 30, 2000 (unaudited)1,901   21.694      41,246         2.05         209       21.469     4,484           2.14
December 31,
 1999                     2,547       21.023      53,526         2.05         282       20.819     5,831           2.14
 1998                     3,595       20.684      74,353         1.80         188       20.502     3,815           1.89
 1997                     4,523       19.512      88,260         1.80          94       19.358     1,801           1.89
 1996                     5,636       18.475     104,125         1.80           -            -         -           -

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

9. Unit Values - Valuemark II, III, and IV (CONTINUED)

                                     VALUEMARK II & III                                   VALUEMARK IV
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------

Franklin Zero Coupon Fund - 2005
September 30, 2000
 (unaudited)              1,598    $ 24.497 $  39,157          2.05%          506  $ 24.246   $  12,272            2.14%
December 31,
 1999                     2,011       23.205      46,679         2.05         555       22.983    12,750           2.14
 1998                     2,635       25.003      65,876         1.80         380       24.786     9,402           1.89
 1997                     2,910       22.532      65,573         1.80         161       22.357     3,585           1.89
 1996                     3,579       20.517      73,434         1.80           -            -         -          -

Franklin Zero Coupon Fund - 2010
September 30, 2000
      (unaudited)         1,380      26.048    35,945           2.05          578    25.777      14,905            2.14
December 31,
 1999                     1,851       24.164      44,759         2.05         668       23.929    15,961           2.14
 1998                     2,582       27.920      72,114         1.80         478       27.674    13,233           1.89
 1997                     2,998       24.740      74,199         1.80         150       24.544     3,676           1.89
 1996                     3,297       21.522      70,969         1.80           -            -         -          -

Mutual Discovery Securities Fund
September 30, 2000
      (unaudited)         4,854      14.717    71,436           2.41        7,205    14.666     105,672            2.50
December 31,
 1999                     5,796       13.701      79,396         2.41       7,820       13.662   106,824           2.50
 1998                     9,718       11.226     109,094         2.40       8,822       11.205    98,842           2.49


1997                      9,940       11.983     119,104         2.46       5,461       11.971    65,375           2.55
 19965                    1,471       10.180      15,074         2.77+          -            -         -          -

Mutual Shares Securities Fund
September 30, 2000
      (unaudited)         9,291      14.120   131,182           2.19       16,283    14.070     229,102            2.28
December 31,
 1999                    12,423       13.237     164,442         2.19      18,924       13.199   249,799           2.28
 1998                    18,133       11.837     214,642         2.17      19,834       11.814   234,337           2.26
 1997                    18,744       11.993     224,796         2.20      11,394       11.981   136,521           2.29
 19965                    2,613       10.330      27,141         2.40+          -            -         -           -

Templeton Asset Strategy Fund
September 30, 2000
      (unaudited)         1,951      13.825    26,973           2.22        1,147    13.757      15,776            2.31
December 31,
 1999                     2,504       14.408      36,071         2.22       1,403       14.347    20,133           2.31
 1998                     4,056       13.589      55,102         2.24       1,491       13.543    20,200           2.33
 1997                     5,229       13.786      72,082         2.34       1,008       13.752    13,864           2.43
 1996                     4,104       12.514      52,117         2.26           -            -         -           -

Templeton Developing Markets Equity Fund
September 30, 2000
      (unaudited)         8,452       9.199    77,752           2.79        3,166     9.145      28,951            2.88
December 31,


1999                     11,226       12.188     136,842         2.79       3,389       12.125    41,093           2.88
 1998                    15,989        7.993     127,804         2.81       3,425        7.958    27,259           2.90
 1997                    23,005       10.340     237,895         2.82       2,663       10.305    27,448           2.91
 1996                    22,423       11.487     259,346         2.89           -            -         -          -

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

9. Unit Values - Valuemark II, III, and IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                             Ratio of
                        Accumulation                         Expenses     Accumulation                            Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------

Templeton Global Income Securities Fund
September 30, 2000
      (unaudited)         3,097    $ 16.055$    49,716         2.05%          539  $ 15.887    $  8,564           2.14%
December 31,
 1999                     4,226       16.635      70,284         2.05         657       16.472    10,843           2.14
 1998                     6,976       17.905     124,899         2.03         651       17.746    11,582           2.12
 1997                     9,434       16.957     159,973         2.02         393       16.821     6,620           2.11
 1996                    11,857       16.781     198,968         2.01           -            -         -           -

Templeton Growth Securities Fund
September 30, 2000
      (unaudited)        19,424      18.543   360,195           2.28        8,450    18.434     155,766            2.37


DECEMBER 31,
 1999                    24,872       19.466     484,117         2.28       9,008       19.364   174,453           2.37
 1998                    34,226       16.309     558,162         2.28       8,864       16.238   143,943           2.37
 1997                    41,433       15.176     628,785         2.28       5,525       15.124    83,558           2.37
 1996                    40,327       13.560     550,066         2.33           -            -         -           -

Templeton International Securities Fund
September 30, 2000
      (unaudited)        21,231      21.303   452,283           2.30        4,113    21.138      86,934            2.39
December 31,
 1999                    27,313       23.022     628,777         2.30       4,164       22.858    95,194           2.39
 1998                    44,256       18.437     815,915         2.28       4,427       18.322    81,113           2.37
 1997                    58,179       17.711   1,030,420         2.29       3,122       17.617    55,008           2.38
 1996                    64,375       16.081   1,036,583         2.29           -            -         -          -

Templeton International Smaller Companies Fund
September 30, 2000
      (unaudited)           889      11.434    10,166           2.51          863    11.389       9,826            2.60
December 31,
 1999                     1,034       11.441      11,825         2.51         865       11.403     9,864           2.60
 1998                     1,533        9.364      14,354         2.50         967        9.342     9,037           2.59
 1997                     1,998       10.825      21,626         2.46         792       10.809     8,557           2.55
 19963                    1,388       11.145      15,527         2.18+          -            -         -          -

Templeton Pacific Growth Securities Fund
September 30, 2000
      (unaudited)         5,284       8.628    45,591           2.48          921     8.561       7,886            2.57


DECEMBER 31,
 1999                     7,066       10.915      77,144         2.48       1,041       10.838    11,295           2.57
 1998                    10,669        8.078      86,200         2.50         655        8.028     5,274           2.59
 1997                    15,833        9.431     149,327         2.43         379        9.381     3,566           2.52
 1996                    22,061       14.932     330,159         2.39           -            -         -          -

USAllianz VIP Diversified Assets Fund
September 30, 2000
      (unaudited)            83      10.446       868           2.40           80    10.437         834             2.49
December 31,
 19991                        9       10.170          88         2.40+          1       10.168        15           2.49+

USAllianz VIP Fixed Income Fund
September 30, 2000
      (unaudited)            45      10.334       463           2.15           46    10.325         473            2.24
December 31,
 19991                       13        9.751         124         2.15+          1        9.749         5           2.24+

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

9. Unit Values - Valuemark II, III, and IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------

USAllianz VIP Growth Fund
September 30, 2000
      (unaudited)            63    $ 10.612     $ 673           2.30           51  $ 10.604       $ 537            2.39
December 31,
 19991                       21       10.733         226         2.30+         10       10.731       105           2.39+

* For the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999, including the effect of the expenses of the underlying funds.
+ Annualized.
1 Period from  November  12, 1999 (fund  commencement)  to December  31, 1999.
2 Period from May 1, 1998 (fund  commencement) to December 31, 1998.
3 Period from May 1, 1996 (fund  commencement) to December 31, 1996.
5 Period from November 8,1996 (fund  commencement)  to December 31, 1996.
6 Period from May 1, 2000 (fundcommencement) to September 30, 2000.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

10. Unit Values - Valuemark Charter

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999 follows.


                                    VALUEMARK CHARTER TRADITIONAL                           VALUEMARK CHARTER ENHANCED
---------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                            Ratio of
                        Accumulation                         Expenses     Accumulation                           Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund
September 30, 2000
      (unaudited)            12    $ 34.358   $   402          1.92%          8  $ 33.576       $ 276            2.12%
December 31, 1999             5       39.861      213          1.92           7       39.011       275           2.12

Franklin Global Health Care Securities Fund
September 30, 2000
      (unaudited)            14      16.710       241           2.22           8    16.630         141            2.42
December 31, 1999             3        9.626       33           2.22           5        9.594        50           2.42

Franklin Growth and Income Fund
September 30, 2000
      (unaudited)            13      29.501       388           1.89           16    28.829         450            2.09
December 31, 1999            21       26.792       545          1.90           9        26.22       238           2.10

Franklin High Income Fund
September 30, 2000
      (unaudited)            18      20.319       373           1.94           3    19.856          69            2.14
December 31, 1999            20       21.405      429           1.94           1       20.949        18           2.14

Franklin Income Securities Fund
September 30, 2000
      (unaudited)            43      28.648     1,233          1.90           9    27.995         252            2.10
December 31, 1999            49       24.923    1,206          1.90           4       24.391        92           2.10

Franklin Large Cap Growth Securities Fund
SEPTEMBER 30, 2000
     (UNAUDITED)             37      23.561       873         2.17           22       23.354       522           2.37
December 31, 1999            19       20.337      392         2.17            7       20.188       144           2.37

Franklin Money Market Fund
September 30, 2000
     (unaudited)            797      15.723    12,524         1.94            -      15.365        -            2.14
December 31, 1999           562       15.225    8,557         1.94           1       14.901        16           2.14

Franklin Natural Resources Securities Fund
September 30, 2000
      (unaudited)             5      14.367       69          2.07            1     14.040          13          2.27
December 31, 1999             5       11.374       62         2.07           -       11.131         6           2.27

Franklin Real Estate Fund
September 30, 2000
      (unaudited)            22      27.542       601         1.98            6    26.914         149           2.18
December 31, 1999            20       21.919      429         1.98           1       21.452        14           2.18

Franklin Rising Dividends Securities Fund
September 30, 2000
      (unaudited)            14      20.001       284         2.15           10    19.660         196           2.35
December 31, 1999            18       19.156      340         2.16          11       18.857       206           2.36

Franklin Small Cap Fund
SEPTEMBER 30, 2000
      (UNAUDITED)            13      30.328       395         2.22           8       30.031       252           2.42
December 31, 1999            32       28.565      904         2.17           3       28.328        79           2.37

Franklin U.S. Government Fund
September 30, 2000
      (unaudited)            46      20.172       935         1.92          21      19.712        412           2.12
December 31, 1999            87       19.049    1,647         1.92          12       18.643       217           2.12

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

10. Unit Values - Valuemark Charter (CONTINUED)

                                Valuemark Charter Traditional                      Valuemark Charter Enhanced
---------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                             Ratio of
                        Accumulation                         Expenses     Accumulation                            Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------

Franklin Value Securities Fund
September 30, 2000
      (unaudited)            16    $  8.831   $      140          2.21%          3     $  8.824     $  24         2.41%
December 31, 1999            14        7.749         108          2.21           3        7.753        21         2.41

Mutual Discovery Securities Fund
SEPTEMBER 30, 2000
                  (UNAUDITED)17      14.796          255         2.41          16       14.681        228         2.61
December 31, 1999            20       13.779         275         2.42          10       13.692        136         2.62

Mutual Shares Securities Fund
September 30, 2000
      (unaudited)            75      14.243        1,066         2.19           28    14.133         389           2.39
December 31, 1999            65       13.362         875         2.19           8       13.278       100           2.39

Templeton Asset Strategy Fund
September 30, 2000
      (unaudited)             2      16.976           33         2.22           2    16.791           29           2.42
December 31, 1999             2       17.693          36         2.22           1    17.527           16           2.42

Templeton Developing Markets Securities Fund
September 30, 2000
      (unaudited)            26       9.323          243         2.96           12     9.202         114           3.16
December 31, 1999            21       12.331         253         2.82           7       12.189        89           3.02

Templeton Global Income Securities Fund
September 30, 2000
      (unaudited)            31      16.454          512         2.06            -    16.079         5             2.26
December 31, 1999            25       17.033         435         2.06           -     16.670         6             2.26

Templeton Growth Securities Fund
SEPTEMBER 30, 2000(UNAUDITED)49      18.764          917         2.28        21       18.520       383             2.48
December 31, 1999            51       19.717       1,012         2.29        15       19.490       313             2.49

Templeton International Securities Fund
September 30, 2000
      (unaudited)           166      21.645        3,592         2.32        21       21.275       445             2.52
December 31, 1999           124       23.368       2,895         2.32        14       23.004       303             2.52

Templeton International Smaller Companies Fund
September 30, 2000
      (unaudited)             1      11.549           12         2.53        13       11.447       148             2.73
December 31, 1999             -       11.547           4         2.53         4       11.462        51             2.73

Templeton Pacific Growth Securities Fund
September 30, 2000
      (unaudited)             1       8.831            6         2.48           11     8.680         95            2.68
December 31, 1999             6       11.121          63         2.51           4      10.948        48            2.71

* For the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999, including the effect of the expenses of the underlying funds.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

11. Unit Values - USAllianz Alterity

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the period from February 1, 2000 (product inception) to September 30, 2000 (unaudited) follows.

                               USALLIANZ ALTERITY TRADITIONAL                      USALLIANZ ALTERITY ENHANCED
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
September 30, 20001
       (unaudited)              50      $ 11.537      $ 578       2.13+%        11     $ 11.498      $ 132         2.63+%
AIM V.I. Growth Fund
September 30, 2000
        (unaudited)            101      11.217        1,137       2.13           24      11.167        273         2.63
AIM V.I. International Equity Fund
September 30, 20001
   (unaudited)                  37         8.831        326       2.37+          3        8.802         29         2.87+
AIM V.I. Value Fund
September 30, 20001
   (unaudited)                  38         9.492        358        2.16+        19        9.461        179         2.66+
Alger American Growth Portfolio
September 30, 2000
         (unaudited)            37      10.798       397           2.19         14        10.750       151         2.69
Alger American Leveraged AllCap Portfolio
SEPTEMBER 30, 2000
   (UNAUDITED)                  44      11.587         508         2.33         26        11.536       295         2.83
Alger American MidCap Growth Portfolio
September 30, 20001
  (unaudited)                   44        12.043        531        2.25+        20        12.003       243         2.75+
Alger American Small Capitalization Portfolio
September 30, 20001
      (unaudited)                8         9.150         70        2.30+         4         9.120        36         2.80+
Davis VA Financial Portfolio
September 30, 20001
       (unaudited)              17        12.817        223        2.40+         -        12.775         4         2.90+
Davis VA Real Estate Portfolio
September 30, 20001
        (unaudited)             10        11.954        119        2.40+         1        11.914        14         2.90+
Davis VA Value Portfolio
September 30, 20001
 (unaudited)                    14        10.837        151        2.40+         5        10.801        58         2.90+
Franklin Growth and Income Securities Fund
September 30, 2000
         (unaudited)             4      28.741       107           2.14            -      27.155        -           2.64
FRANKLIN RISING DIVIDENDS SECURITIES FUND
September 30, 2000
        (unaudited)             -      19.645         1           2.40            -       18.833         -          2.90
Franklin Small Cap Fund
September 30, 2000
         (unaudited)            21      30.038       635           2.47            5      29.332        150         2.97
Franklin U.S. Government Fund
September 30, 2000
   (unaudited)                   3      19.648        53           2.17            1      18.556         13         2.67
J.P. Morgan International Opportunities Portfolio
September 30, 20001
    (unaudited)                  20         9.408        191        2.16+         1        9.377          5         2.66+
J.P. Morgan U.S. Disciplined Portfolio
September 30, 20001
   (unaudited)                    3        10.110         25        2.60+         6       10.076         63         3.10+

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

11. Unit Values - USAllianz Alterity (CONTINUED)

                               USAllianz Alterity Traditional                      USAllianz Alterity Enhanced
---------------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                            RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                           EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETS  TO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*

Mutual Discovery Securities Fund
September 30, 2000
        (unaudited)             9    $ 14.685   $   139        2.66%         4      $ 14.414       $  59          3.16%
Mutual Shares Securities Fund
September 30, 2000
        (unaudited)            20      14.082       285         2.44         9        13.823          130         2.94
Oppenheimer Global Securities Fund/VA
September 30, 20001
  (unaudited)                  38       9.323       354        2.09+        20           9.292        185         2.59+
Oppenheimer High Income Fund/VA
September 30, 20001
     (unaudited)              34        8.981       301        2.15+         -           8.951         2          2.65+
Oppenheimer Main Street Growth & Income Fund/VA
September 30, 20001
      (unaudited)             88        9.924       877        2.18+        10           9.892        98          2.68+
PIMCO VIT High Yield Bond Portfolio
September 30, 20001
      (unaudited)             10        9.695        97        2.15+         4           9.663        39          2.65+
PIMCO VIT StocksPLUS Growth and Income Portfolio
SEPTEMBER 30, 20001
     (UNAUDITED)              7        10.081        68        2.05+         -          10.047          7         2.55+
PIMCO VIT Total Return Bond Portfolio
September 30, 20001
      (unaudited)            16        10.313       167        2.05+         2          10.279         22         2.55+
Seligman Global Technology Fund
September 30, 20001
      (unaudited)           112         9.661     1,086        2.80+        34           9.629        332         3.30+
Seligman Small Cap Value Fund
September 30, 20001
       (unaudited)           14        12.359       173        2.40+         1          12.318         6          2.90+
Templeton Developing Markets Securities Fund
September 30, 2000
       (unaudited)            5         9.199       48           3.21        1           8.910          9         3.71
Templeton Growth Securities Fund
September 30, 2000
      (unaudited)             7        18.480      133           2.53        7          17.900         124        3.03
Templeton Pacific Growth Securities Fund
September 30, 2000
     (unaudited)             2          8.633       18           2.73        1           8.272           7        3.23
USALLIANZ VIP DIVERSIFIED ASSETS FUND
September 30, 2000
     (unaudited)            17         10.446      173           2.40        -          10.399           -        2.90
USAllianz VIP Fixed Income Fund
September 30, 2000
     (unaudited)             -         10.334       17           2.15        -          10.288           5        2.65
USAllianz VIP Global Opportunities Fund
September 30, 20001
     (unaudited)             4         9.135        33        2.91+          -           9.105          1         3.41+
USAllianz VIP Growth Fund
September 30, 2000
     (unaudited)             6        10.612        58           2.30         -         10.565          2         2.80
USAllianz VIP Money Market Fund
September 30, 20001
      (unaudited)           45        10.260    462.086        2.30+         9          10.226         92         2.80+

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

11. Unit Values - USAllianz Alterity (CONTINUED)

                               USAllianz Alterity Traditional                      USAllianz Alterity Enhanced
---------------------------------------------------------------------------------------------------------------------------


                                                             RATIO OF                                             RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                            EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*

Van Kampen LIT Enterprise Portfolio
September 30, 20001
     (unaudited)               4      $ 10.544       $ 44       2.00+%         3        $ 10.510     $ 35           2.50+%

Van Kampen LIT Growth & Income Portfolio
September 30, 20001
      (unaudited)               6        11.741         68        2.15+         3          11.702      31           2.65+

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)


11. Unit Values - USAllianz Alterity (CONTINUED)

                                                                                   USAllianz Alterity Optional
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Ratio of
                                                                          Accumulation                             Expenses
                                                                        Units OutstandingAccumulationNet Assets  to Average
                                                                         (in thousands)Unit Value(in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund
September 30, 20001 (unaudited)                                                44     $ 11.514     $ 503           2.43+%
AIM V.I. Growth Fund
September 30, 2000 (unaudited)                                                 41       11.187       460           2.43
AIM V.I. International Equity Fund
SEPTEMBER 30, 20001 (UNAUDITED)                                                25         8.814      218           2.67+
AIM V.I. Value Fund
September 30, 20001 (unaudited)                                                45        9.473       430           2.46+
Alger American Growth Portfolio
September 30, 2000 (unaudited)                                                 26       10.769       282           2.49
Alger American Leveraged AllCap Portfolio
September 30, 2000 (unaudited)                                                 30       11.556       343           2.63
Alger American MidCap Growth Portfolio
September 30, 20001 (unaudited)                                                27       12.019       330           2.55+
Alger American Small Capitalization Portfolio
September 30, 20001 (unaudited)                                                18        9.132       167           2.60+
Davis VA Financial Portfolio
September 30, 20001 (unaudited)                                                 -       12.792         2           2.70+
Davis VA Real Estate Portfolio
September 30, 20001 (unaudited)                                                44       11.930       524           2.70+
DAVIS VA VALUE PORTFOLIO
September 30, 20001 (unaudited)                                                45       10.815       488           2.70+
Franklin Growth and Income Securities Fund
September 30, 2000 (unaudited)                                                  4       27.779       119           2.44
Franklin Rising Dividends Securities Fund
September 30, 2000 (unaudited)                                                  -       19.153         7           2.70
Franklin Small Cap Fund
September 30, 2000 (unaudited)                                                 12       29.612       347           2.77
Franklin U.S. Government Fund
September 30, 2000 (unaudited)                                                 20       18.985       388           2.47
J.P. Morgan International Opportunities Portfolio
September 30, 20001 (unaudited)                                                 1        9.389        11           2.46+
J.P. Morgan U.S. Disciplined Portfolio
September 30, 20001 (unaudited)                                                 4       10.090        43           2.90+
Mutual Discovery Securities Fund
SEPTEMBER 30, 2000 (UNAUDITED)                                                  2       14.522        23            2.96
Mutual Shares Securities Fund
September 30, 2000 (unaudited)                                                  5       13.926        69            2.74

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

11. Unit Values - USAllianz Alterity (CONTINUED)

                                                                                   USAllianz Alterity Optional
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Ratio of
                                                                          Accumulation                            Expenses
                                                                        Units OutstandingAccumulationNet Assetsto Average
                                                                         (in thousands)Unit Value(in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
September 30, 20001 (unaudited)                                                36     $  9.305     $ 335           2.39+%
Oppenheimer High Income Fund/VA
September 30, 20001 (unaudited)                                                 -        8.963         -           2.45+
Oppenheimer Main Street Growth & Income Fund/VA
September 30, 20001 (unaudited)                                                17        9.905       169           2.48+
PIMCO VIT High Yield Bond Portfolio
SEPTEMBER 30, 20001 (UNAUDITED)                                                27        9.676       261           2.45+
PIMCO VIT StocksPLUS Growth and Income Portfolio
September 30, 20001 (unaudited)                                                 8       10.061        83           2.35+
PIMCO VIT Total Return Bond Portfolio
September 30, 20001 (unaudited)                                                 9       10.293        98           2.35+
Seligman Global Technology Fund
September 30, 20001 (unaudited)                                                35        9.641       341           3.10+
Seligman Small Cap Value Fund
September 30, 20001 (unaudited)                                                 6       12.334        80           2.70+
Templeton Developing Markets Securities Fund
September 30, 2000 (unaudited)                                                  7        9.024        67           3.51
Templeton Growth Securities Fund
September 30, 2000 (unaudited)                                                  8       18.130       145           2.83
Templeton Pacific Growth Securities Fund
September 30, 2000 (unaudited)                                                  1        8.415        11           3.03
USALLIANZ VIP DIVERSIFIED ASSETS FUND
September 30, 2000 (unaudited)                                                  -       10.418         5           2.70
USAllianz VIP Fixed Income Fund
September 30, 2000 (unaudited)                                                  -       10.306         -           2.45
USAllianz VIP Global Opportunities Fund
September 30, 20001 (unaudited)                                                 2        9.117        18           3.21+
USAllianz VIP Growth Fund
September 30, 2000 (unaudited)                                                  1       10.584         7           2.60
USAllianz VIP Money Market Fund
September 30, 20001 (unaudited)                                                19       10.239       197           2.60+
Van Kampen LIT Enterprise Portfolio
September 30, 20001 (unaudited)                                                 4       10.524        38           2.30+
Van Kampen LIT Growth & Income Portfolio
September 30, 20001 (unaudited)                                                 -       11.718        40           2.45+
* For the nine-month  period ended  September 30, 2000  (unaudited) and the year ended  December  31,  1999,  including  the  effect  of  the  expenses  of the underlying funds.
+ Annualized
1 Period from February 1, 2000 (fund commencement) to September 30, 2000.

ALLIANZ LIFE VARIABLE ACCOUNT B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

12. Unit Values - USAllianz Rewards

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the period from May 1, 2000 (product inception) to September 30, 2000 (unaudited) follows.

                                USAllianz Rewards Traditional                      USAllianz Rewards Enhanced
---------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
September 30, 20001
  (unaudited)                199      $ 11.518    $ 2,287       2.13+%        50        $ 11.502     $ 576         2.63+%
AIM V.I. Growth Fund
September 30, 2000
   (unaudited)                99        11.192      1,112       2.13           76         11.166       853         2.63
AIM V.I. International Equity Fund
September 30, 20001
   (unaudited)                94         8.817        830       2.37+         -           8.805        222         2.87+
AIM V.I. Value Fund
September 30, 20001
     (unaudited)             128         9.477      1,213       2.16+         46           9.464       431         2.66+
ALGER AMERICAN GROWTH PORTFOLIO
September 30, 2000
       (unaudited)           187        10.774      2,014        2.19         43           10.749      467         2.69
Alger American Leveraged AllCap Portfolio
September 30, 2000
        (unaudited)          103        11.561      1,187        2.33         32          11.535       366          2.83
Alger American MidCap Growth Portfolio
September 30, 20001
        (unaudited)           64        12.023        771        2.25+        61          12.007      729           2.75+
Alger American Small Capitalization Portfolio
September 30, 20001
      (unaudited)             14         9.135        131        2.30+        12           9.123      107           2.80+
Davis VA Financial Portfolio
September 30, 20001
       (unaudited)            12        12.796        160        2.40+        27          12.779      342           2.90+
Davis VA Real Estate Portfolio
September 30, 20001
        (unaudited)            -        11.934        489        2.40+         8          11.918      100           2.90+
Davis VA Value Portfolio
SEPTEMBER 30, 20001
         (UNAUDITED)           41       10.819        439        2.40+        32          10.804      349           2.90+
Franklin Growth and Income Securities Fund
September 30, 2000
         (unaudited)            5       29.247       149           2.14        4          29.145      121           2.64
Franklin Rising Dividends Securities Fund
September 30, 2000
          (unaudited)           -       19.829       152           2.40        3          19.760       53           2.90
Franklin Small Cap Fund
September 30, 2000
          (unaudited)           45      30.067     1,367           2.47       14          29.963      433           2.97
Franklin U.S. Government Fund
September 30, 2000
           (unaudited)          41      19.998       824           2.17       1           19.929       12           2.67
J.P. Morgan International Opportunities Portfolio
September 30, 20001
           (unaudited)           3       9.392         32        2.16+         7          9.380       68           2.66+
J.P. Morgan U.S. Disciplined Portfolio
September 30, 20001 (unaudited)  23      10.093        228        2.60+       18         10.080      177          3.10+

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

12. Unit Values - USAllianz Rewards (CONTINUED)

                                USAllianz Rewards Traditional                      USAllianz Rewards Enhanced
---------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------

Mutual Discovery Securities Fund
September 30, 2000
     (unaudited)             4    $ 14.668   $    64          2.66%            -      $ 14.618      $   9         3.16%
Mutual Shares Securities Fund
September 30, 2000
     (unaudited)             1      14.120        13           2.44            4       14.071          56         2.94
Oppenheimer Global Securities Fund/VA
September 30, 20001
     (unaudited)           160       9.308    $ 1,489          2.09+          25        9.295         234         2.59+
Oppenheimer High Income Fund/VA
September 30, 20001
    (unaudited)             66       8.966        588          2.15+         1           8.954         12         2.65+
Oppenheimer Main Street Growth &
Income Fund/VA
SEPTEMBER 30, 20001
     (UNAUDITED)           229       9.908      2,270        2.18+          47           9.895        461         2.68+
PIMCO VIT High Yield Bond Portfolio
September 30, 20001
     (unaudited)             1       9.679         13        2.15+         -            9.666         -          2.65+
PIMCO VIT StocksPLUS Growth
and Income Portfolio
September 30, 20001
     (unaudited)            20      10.064        203        2.05+        17           10.051        169         2.55+
PIMCO VIT Total Return Bond Portfolio
September 30, 20001
      (unaudited)           89       10.296        917        2.05+         3          10.283         28         2.55+
Seligman Global Technology Fund
September 30, 20001
     (unaudited)           114        9.645      1,101        2.80+        74           9.632        717         3.30+
Seligman Small Cap Value Fund
September 30, 20001
     (unaudited)            56       12.338        694        2.40+         5          12.322         57         2.90+
Templeton Developing Markets Securities Fund
September 30, 2000
     (unaudited)             6       9.242        55           3.21          -         9.211           -         3.71
TEMPLETON GROWTH SECURITIES FUND
September 30, 2000
     (unaudited)             4      18.603        83           2.53          6        18.538         118         3.03
Templeton Pacific Growth Securities Fund
September 30, 2000
     (unaudited)             -       8.755         -           2.73           1      8.725            13         3.23
USAllianz VIP Diversified Assets Fund
September 30, 2000
     (unaudited)             1      10.423        14           2.40           -     10.404             3         2.90
USAllianz VIP Fixed Income Fund
September 30, 2000
     (unaudited)             -      10.311        66           2.15           1     10.293            12         2.65
USAllianz VIP Global Opportunities Fund
September 30, 20001
     (unaudited)             2       9.120         20        2.91+            1      9.108            10         3.41+
USAllianz VIP Growth Fund
September 30, 2000
     (unaudited)             1      10.589        13           2.30          8      10.570            80         2.80
USAllianz VIP Money Market Fund
SEPTEMBER 30, 20001
     (UNAUDITED)            525     10.243      5,376        2.30+           64       10.229         656         2.80+

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
September 30, 2000 (unaudited)

12. Unit Values - USAllianz Rewards (CONTINUED)

                                USAllianz Rewards Traditional                      USAllianz Rewards Enhanced
---------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Enterprise Portfolio
September 30, 20001
      (unaudited)           48      $ 10.527    $   509       2.00+%        14        $ 10.513     $ 149          2.50+%

Van Kampen LIT Growth & Income Portfolio
September 30, 20001
  (unaudited)               63        11.722        739        2.15+         -          11.706     -              2.65+

* For the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999, including the effect of the expenses of the underlying funds.
+ Annualized
1 Period from May 1, 2000 (product commencement) to September 30, 2000.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

The following financial Statements of the Company are included in Part B hereof.

      1. Independent Auditors' Report.
      2. Consolidated Balance Sheets as of December 31, 1999 and 1998.
      3. Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.
      4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 1999, 1998 and 1997.
      5. Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.
      6. Notes to Consolidated Financial Statements - December 31, 1999, 1998 and 1997.

      The following financial statements of the Variable Account are included in Part B hereof.

      1. Statements of Assets and Liabilities as of September 30, 2000 (unaudited).
      2. Statements of Operations for the period ended September 30, 2000 (unaudited).
      3. Statements of Changes in Net Assets for the period ended September 30, 2000(unaudited).
      4. Notes to Financial Statements - September 30, 2000 (unaudited).
      1. Independent Auditors' Report.
      2. Statements of Assets and Liabilities as of December 31, 1999.
      3. Statements of Operations for the year ended December 31, 1999.
      4. Statements of Changes in Net Assets for the years ended
         December 31, 1999 and 1998.
      5. Notes to Financial Statements - December 31, 1999.


      b. Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2.   Not  Applicable
      3.a. Principal  Underwriter's  Agreement(2)
      3.b. General Agency Agreement(6)
      4.   Individual  Variable  Annuity  Contract(5)
      4.a. Waiver of Contingent Deferred Sales Charge Endorsement(3) 4.b. Traditional Death Benefit Endorsement(5)
      4.c. Enhanced Death Benefit Endorsement(5)
      4.d. Traditional Guaranteed Minimum Income Benefit Endorsement(5)
      4.e. Enhanced Guaranteed Minimum Income Benefit Endorsement(5)
      4.f. Charitable Remainder Trust Endorsement(3)
      4.g. Individual Retirement Annuity Endorsement(5)
      4.h. Unisex Endorsement(5)
      4.i. Pension Plan and Profit Sharing Plan Endorsement(5)
      4.j. Group Pension Plan Death Benefit Endorsement(3)
      4.k. 403(b) Annuity Endorsement(5)
      5.   Application  for  Individual  Variable  Annuity  Contract(3)
      6.   (i)   Copy  of  Articles  of  Incorporation of the Company(1)
           (ii)  Copy  of  the  Bylaws  of  the  Company(1)
      7.   Not Applicable
      8.a. Form of Fund Participation Agreement between North American
           Life and Casualty Company and Franklin Valuemark Funds(1)
      8.b. Form of Fund Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC(4)
      8.c. Form of Fund Participation Agreement between Alger American
           Fund, Allianz Life Insurance Company of North America and Fred Alger and Company(4)
      8.d. Form of Fund Participation Agreement between USAllianz Variable
           Insurance Products Trust, Allianz Life Insurance Company of
           North America and BISYS Fund Services Limited Partnership(4)
      8.e. Form of Fund Participation Agreement between Davis Variable
           Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America(5)
      8.f. Form of Fund Participation Agreement between Van Kampen Life
           Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management Inc. and Allianz Life Insurance Company of North America(5)
      8.g. Form of Fund Participation Agreement between Allianz Life
           Insurance Company of North America and J.P. Morgan Series Trust
           II(5)
      8.h. Form of Fund Participation Agreement between Oppenheimer Variable
           Account Funds, Oppenheimer Funds Inc. and Allianz Life Insurance Company of North America(5)
      8.i. Form of Fund Participation Agreement between Allianz Life Insurance
           Company of North America, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors, LLC(5)
      8.j. Form of Fund Participation Agreement between Seligman Portfolios,
           Inc. and Allianz Life Insurance Company of North America(5)
      8.k. Form of Fund Participation Agreement between The Prudential Series
           Fund, Inc., The Prudential Insurance Company of America, and
           Prudential Investment Management Services LLC
      9.   Opinion and Consent of Counsel
     10.   Independent Auditors' Consent
     11.   Not Applicable
     12.   Not Applicable
     13.   Calculation of Performance Data
     14.   Company Organizational Chart(6)


(1) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 24, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on July 6, 1999.
(4) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(5) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 29, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on
     April 27, 2000.




Item  25.    Directors  and  Officers  of  the  Depositor

The following are the Officers and Directors of the Insurance Company:


Name and Principal            Positions and Offices
Business Address              with Depositor
- ----------------------------  ---------------------------------

Lowell C. Anderson            Chairman of the Board
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert W. MacDonald           Director and Chief
1750 Hennepin Avenue          Executive Officer
Minneapolis, MN 55403

Margery G. Hughes             President and Chief
1750 Hennepin Avenue          Administrative Officer
Minneapolis, MN 55403

Mark A. Zesbaugh              Senior Vice President and
1750 Hennepin Avenue          Chief Financial Officer
Minneapolis, MN 55403

Herbert F. Hansmeyer          Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan           Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard Rupprecht         Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Edward J. Bonach              President-Special Markets Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James               President - Individual Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Rev. Dennis Dease             Director
c/o University of St. Thomas
215 Summit Avenue
St. Paul, MN 55105-1096

James R. Campbell             Director
c/o Norwest Corp.
Norwest Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt             Director
Wilmer, Cutler & Pickering
2445 M Street NW
Washington, DC  20037-1420

Brad Barks                    Senior Vice President -
300 S. Hwy 169                Financial Analysis/M&A
Minneapolis, MN 55426

Charles Kavitsky              Senior Vice President -
300 S. Hwy 169                Chief Marketing Officer
Minneapolis, MN 55426



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618).



Item 27. Number of Contract Owners

As of September 29, 2000 there were 139 qualified Contract Owners and 188 non-qualified Contract Owners with Contracts in the separate account.



Item 28. Indemnification

The Bylaws of the Insurance Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

     a. USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Preferred  Life  Variable  Account  C


     b. The following are the officers(managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:


                          Positions and Offices
Business Address          with Underwriter
- ----------------------  ----------------------

Christopher H.Pinkerton   Chairman, Chief Executive Officer, President,
1750 Hennepin Avenue      Chief Manager & Director
Minneapolis, MN 55403

Thomas B. Clifford        Vice President & Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke       Secretary & Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael M. Ahles          Chief Financial Officer, Sr. Vice President
1750 Hennepin Avenue      & Treasurer
Minneapolis, MN  55403

Lawrance C. Skibo         Executive Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403

Catherine Q. Farley       Sr. Vice President & Chief Administrative Officer
1750 Hennepin Avenue
Minneapolis, MN  55403

Cynthia M. Robeck         Assistant Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403

Robert S. James           Director
1750 Hennepin Avenue
Minneapolis, MN  55403




     c.  Not Applicable


Item 30. Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota 55403 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31. Management Services

Not  Applicable


Item 32. Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.



                                 REPRESENTATIONS

The Insurance Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.




                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 13th day of December, 2000.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ SUZANNE J. PEPIN
                                     --------------------------------
                                          Suzanne J. Pepin



                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By: /S/ SUZANNE J. PEPIN
                                      ------------------------------
                                           Suzanne J. Pepin






Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title


Lowell C. Anderson*        Chairman of the Board                     12-13-2000
Lowell C. Anderson

Robert W. MacDonald*       Director and                              12-13-2000
Robert W. MacDonald        Chief Executive Officer

Margery G. Hughes*         President and                             12-13-2000
Margery G. Hughes          Chief Administrative Officer

Mark A. Zesbaugh*          Chief Financial Officer and               12-13-2000
Mark A. Zesbaugh           Senior Vice President

Herbert F. Hansmeyer*      Director                                  12-13-2000
Herbert F. Hansmeyer

Michael P. Sullivan*       Director                                  12-13-2000
Michael P. Sullivan

Dr. Gerhard Rupprecht*     Director                                  12-13-2000
Dr. Gerhard Rupprecht

Rev. Dennis Dease*         Director                                  12-13-2000
Rev. Dennis Dease

James R. Campbell*         Director                                  12-13-2000
James R. Campbell

Robert M. Kimmitt*         Director                                  12-13-2000
Robert M. Kimmitt



                                    *By    Power  of  Attorney


                                     By: /S/ SUZANNE J. PEPIN
                                         --------------------
                                         Suzanne J. Pepin
                                         Attorney-in-Fact






                           LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Lowell C. Anderson, Chairman of the Board of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert
W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as Chairman of the Board of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

     WITNESS my hand and seal this 3rd day of April 2000.

WITNESS:

/s/ Lowell C. Anderson
_____________________________




                           LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Robert W. MacDonald, Chief Executive Officer and a Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Suzanne J. Pepin as my attorney and agent, for me, and in my name as Chief Executive Officer and Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Robert W. MacDonald
_______________________
Robert W. MacDonald

       WITNESS my hand and seal this 26th day of April 2000.


WITNESS:

/s/ Mary Ann Lemke
_____________________________




                           LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Margery G. Hughes, President of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as President of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

     WITNESS my hand and seal this 5th day of April 2000.

WITNESS:  /s/ Mary Ann Lemke

/s/ Margery G. Hughes
_______________________




                           LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Mark A. Zesbaugh, Senior Vice President, Chief Financial Officer and Assistant Secretary of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne
J. Pepin, each individually as my attorney and agent, for me, and in my name as Senior Vice President, Chief Financial Officer and Assistant Secretary of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

     WITNESS my hand and seal this 3rd day of April 2000.

WITNESS:                                /s/ Mark A. Zesbaugh


/s/ Stacey R. Thiele
_______________________




                           LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Herbert F. Hansmeyer, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

/s/ Herbert F. Hansmeyer
________________________
Herbert F. Hansmeyer

     WITNESS my hand and seal this 4th day of April 2000.

WITNESS:

/s/ David C Marks
__________________

                                ACKNOWLEDGEMENT


State of Connecticut
County of Fairfield

The foregoing instrument was acknowledged before me Tracy Stroh this 5th day of April, 2000, by Herbert F. Hansmeyer.

                                        /s/ Tracey Stroh
                                        _________________
                                        Notary Public




                           LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Michael P. Sullivan, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

     WITNESS my hand and seal this 5th day of April 2000.

WITNESS:

/s/ Michael P. Sullivan
__________________




                           LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Dr. Gerhard G. Rupprecht, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


     WITNESS my hand and seal this 18th day of April 2000.

WITNESS:

                                      /s/ Gerhard Rupprech

                                      (Dr. Gerhard Rupprecht)

Unterschriftsbeglaubigung

I hereby certify, the the above is the true signature, acknowledged in my presence of

                        Dr. Gerhard Rupprecht
                        Chairman of the Board of Management
                        Reinsburgstrabe 19,70178 Stuttgart, Germany,

Personally know to me.

                                      Stuttgart, den 18.April 2000

                                      /s/ Dr. Kubler
                                      Dr. Kubler
                                                 Notarvetreter




                           LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Reverand Dennis J. Dease, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

                                               /s/ Dennis J. Dease

     WITNESS my hand and seal this 4th day of April 2000.

WITNESS:

/s/ Donna L Baisden




                           LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, James R. Campbell, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

/s/ James R. Campbell

     WITNESS my hand and seal this 5th day of April 2000.

WITNESS:

/s/ Vicki L. Plymate
____________________




                           LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Robert M. Kimmitt, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


     WITNESS my hand and seal this 5th day of April 2000.

                                             /s/ Robert M. Kimmitt
                                             ______________________
                                             Robert M. Kimmitt, Esq.

WITNESS:

/s/ illegible
__________________

                                    EXHIBITS

                                       TO

                          POST-EFFECTIVE AMENDMENT NO. 2

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA





                                INDEX TO EXHIBITS

EXHIBIT

EX-99.B8.k.  Form of Fund Participation Agreement between The Prudential  Series
             Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC

EX-99.B9     Opinion and Consent of Counsel

EX-99.B10    Independent Auditors' Consent

EX-99.B13    Calculation of Performance Data